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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING American Century Small-Mid Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value II Portfolio
ING Davis Venture Value Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity-Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Fundamental Research Portfolio
ING JPMorgan International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio
ING Lord Abbett U.S. Government Securities Portfolio
ING Neuberger Berman Partners Portfolio
ING Neuberger Berman Regency Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING UBS U.S. Small Cap Growth Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 0.9%
13,700		Northrop Grumman Corp.	$1,016,814
			1,016,814
		Agriculture: 1.5%
18,600	L	Altria Group, Inc.	1,633,266
			1,633,266
		Apparel: 1.4%
17,400	L	Liz Claiborne, Inc.	745,590
8,900		VF Corp.	735,318
			1,480,908
		Banks: 12.2%
81,400		Bank of America Corp.	4,153,028
25,400		Bank of New York Co., Inc.	1,029,970
18,600	L	National City Corp.	692,850
10,200		PNC Financial Services Group, Inc.	734,094
43,600		US Bancorp.	1,524,692
34,700	L	Wachovia Corp.	1,910,235
88,100	L	Wells Fargo & Co.	3,033,283
			13,078,152
		Beverages: 2.0%
25,900		Coca-Cola Co.	1,243,200
27,000		Pepsi Bottling Group, Inc.	861,030
			2,104,230
		Biotechnology: 0.4%
6,900	@	Amgen, Inc.	385,572
			385,572
		Chemicals: 2.2%
20,900	L	EI DuPont de Nemours & Co.	1,033,087
18,100		PPG Industries, Inc.	1,272,611
			2,305,698
		Commercial Services: 1.2%
26,300	L	H&R Block, Inc.	553,352
20,900		RR Donnelley & Sons Co.	764,731
			1,318,083
		Computers: 2.6%
37,700		Hewlett-Packard Co.	1,513,278
14,000		International Business Machines Corp.	1,319,640
			2,832,918
		Diversified Financial Services: 11.1%
103,100		Citigroup, Inc.	5,293,154
43,300		Freddie Mac	2,575,917
24,000		Merrill Lynch & Co., Inc.	1,960,080
26,000		Morgan Stanley	2,047,760
			11,876,911
		Electric: 3.0%
25,600		Exelon Corp.	1,758,976
36,300		PPL Corp.	1,484,670
			3,243,646
		Environmental Control: 0.6%
18,200		Waste Management, Inc.	626,262
			626,262
		Food: 2.6%
49,900		Kroger Co.	1,409,675
46,000	@@, L	Unilever NV ADR	1,344,120
			2,753,795
		Forest Products & Paper: 1.1%
15,900	L	Weyerhaeuser Co.	1,188,366
			1,188,366
		Gas: 0.6%
26,700		NiSource, Inc.	652,548
			652,548
		Healthcare — Products: 1.4%
24,600		Johnson & Johnson	1,482,396
			1,482,396
		Healthcare — Services: 0.3%
5,900		Quest Diagnostics	294,233
			294,233
		Housewares: 0.7%
23,100	L	Newell Rubbermaid, Inc.	718,179
			718,179
		Insurance: 7.0%
22,500		Allstate Corp.	1,351,350

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
29,100		American International Group, Inc.	$1,956,102
13,700		Hartford Financial Services Group, Inc.	1,309,446
21,900		Loews Corp.	994,917
20,800		Marsh & McLennan Cos., Inc.	609,232
10,600	L	MGIC Investment Corp.	624,552
10,700		Torchmark Corp.	701,813
			7,547,412
		Iron/Steel: 0.5%
8,000		Nucor Corp.	521,040
			521,040
		Machinery — Construction & Mining: 0.5%
7,700		Caterpillar, Inc.	516,131
			516,131
		Machinery — Diversified: 0.8%
7,500		Deere & Co.	814,800
			814,800
		Media: 3.7%
20,700		Gannett Co., Inc.	1,165,203
97,200	L	Time Warner, Inc.	1,916,784
21,500	@	Viacom - Class B	883,865
			3,965,852
		Miscellaneous Manufacturing: 5.2%
15,500		Dover Corp.	756,555
51,900		General Electric Co.	1,835,184
22,400	@@, L	Ingersoll-Rand Co.	971,488
8,500		Parker Hannifin Corp.	733,635
41,100	@@	Tyco International Ltd.	1,296,705
			5,593,567
		Office/Business Equipment: 0.6%
40,600	@	Xerox Corp.	685,734
			685,734
		Oil & Gas: 13.6%
8,700	L	Anadarko Petroleum Corp.	373,926
44,900		Chevron Corp.	3,320,804
31,900		ConocoPhillips	2,180,365
7,500		Devon Energy Corp.	519,150
70,600		ExxonMobil Corp.	5,326,770
43,100	@@	Royal Dutch Shell PLC ADR	2,857,530
			14,578,545
		Oil & Gas Services: 0.3%
3,900	@, L	National Oilwell Varco, Inc.	303,381
			303,381
		Pharmaceuticals: 6.2%
29,900		Abbott Laboratories	1,668,420
11,500		Eli Lilly & Co.	617,665
17,400		Merck & Co., Inc.	768,558
82,300		Pfizer, Inc.	2,078,898
29,500		Wyeth	1,475,885
			6,609,426
		Retail: 3.2%
33,800		Gap, Inc.	581,698
22,200		Home Depot, Inc.	815,628
23,100		McDonald’s Corp.	1,040,655
20,800		Wal-Mart Stores, Inc.	976,560
			3,414,541
		Savings & Loans: 1.5%
40,600	L	Washington Mutual, Inc.	1,639,428
			1,639,428
		Semiconductors: 0.7%
15,800		Applied Materials, Inc.	289,456
24,500		Intel Corp.	468,685
			758,141
		Software: 2.7%
10,900	@, L	Fiserv, Inc.	578,354
58,800		Microsoft Corp.	1,638,756
36,200	@	Oracle Corp.	656,306
			2,873,416
		Telecommunications: 5.7%
85,500		AT&T, Inc.	3,371,265
14,700		Motorola, Inc.	259,749
51,500		Sprint Nextel Corp.	976,440
38,900		Verizon Communications, Inc.	1,475,088
			6,082,542
		Total Common Stock
		(Cost $95,827,046)	104,895,933

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.8%
	U.S. Government Agency Obligations: 1.2%
$1,337,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$1,336,647
	Total U.S. Government Agency Obligations (Cost $1,336,647)		1,336,647
	Securities Lending Collateralcc: 13.6%
14,536,085	The Bank of New York Institutional Cash Reserves Fund		14,536,085
	Total Securities Lending Collateral (Cost $14,536,085)		14,536,085
	Total Short-Term Investments (Cost $15,872,732)		15,872,732
	Total Investments in Securities (Cost $111,699,778)*	112.8%	$120,768,665
	Other Assets and Liabilities — Net	(12.8)	(13,740,899)
	Net Assets	100.0%	$107,027,766

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $ 112,263,091.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,124,964
	Gross Unrealized Depreciation	(619,390)
	Net Unrealized Appreciation	$8,505,574

PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING American Century Large Company Value Portfolio Open Futures Contracts on March 31, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	5	357,800	06/15/07	$(3,770)
				$(3,770)

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Advertising: 2.1%
61,760	L	Omnicom Group	$6,322,989
			6,322,989
		Aerospace/Defense: 5.8%
79,310		Boeing Co.	7,051,452
80,830		General Dynamics Corp.	6,175,412
60,650		Rockwell Collins, Inc.	4,059,305
			17,286,169
		Banks: 2.7%
117,550		Bank of New York Co., Inc.	4,766,653
47,180		PNC Financial Services Group, Inc.	3,395,545
			8,162,198
		Beverages: 2.1%
307,521	@@	Diageo PLC	6,233,649
			6,233,649
		Chemicals: 1.4%
54,850		Air Products & Chemicals, Inc.	4,056,706
			4,056,706
		Commercial Services: 0.6%
2,043,500	@@	Hopewell Highway Infrastructure Ltd.	1,932,397
			1,932,397
		Computers: 4.1%
440,790	@, L	EMC Corp.	6,104,942
151,400		Hewlett-Packard Co.	6,077,196
			12,182,138
		Cosmetics/Personal Care: 3.8%
101,940		Colgate-Palmolive Co.	6,808,573
94,600		Estee Lauder Cos., Inc.	4,621,210
			11,429,783
		Diversified Financial Services: 4.2%
30,360		Goldman Sachs Group, Inc.	6,273,287
79,250		Morgan Stanley	6,241,730
			12,515,017
		Electrical Components & Equipment: 1.7%
93,620	@, @@	Vestas Wind Systems A/S	5,218,826
			5,218,826
		Energy — Alternate Sources: 1.3%
62,030	@, @@	Q-Cells AG	3,982,199
			3,982,199
		Engineering & Construction: 2.5%
428,660	@@, S, L	ABB Ltd. ADR	7,364,379
			7,364,379
		Healthcare — Products: 7.4%
190,700	S	Baxter International, Inc.	10,044,169
102,350	S	Johnson & Johnson	6,167,611
123,130		Medtronic, Inc.	6,040,758
			22,252,538
		Healthcare — Services: 5.4%
64,559	@, L	Laboratory Corp. of America Holdings	4,688,920
81,670	L	Manor Care, Inc.	4,439,581
136,690		UnitedHealth Group, Inc.	7,240,469
			16,368,970
		Holding Companies — Diversified: 0.5%
354,231	@@	China Merchants Holdings International Co., Ltd.	1,484,173
			1,484,173
		Insurance: 5.9%
56,600		American International Group, Inc.	3,804,652
216,230	S	Loews Corp.	9,823,329
77,440		Travelers Cos., Inc.	4,009,069
			17,637,050
		Internet: 4.1%
190,850	@, L	eBay, Inc.	6,326,678
13,130	@	Google, Inc.	6,015,641
			12,342,319
		Iron/Steel: 1.3%
35,861		Allegheny Technologies, Inc.	3,826,010
			3,826,010
		Lodging: 4.0%
78,450	@, L	Las Vegas Sands Corp.	6,794,555
79,180		Starwood Hotels & Resorts Worldwide, Inc.	5,134,823
			11,929,378

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery — Construction & Mining: 0.6%
44,220		Joy Global, Inc.	$1,897,038
			1,897,038
		Media: 5.9%
257,310	@, L	Comcast Corp.	6,677,195
191,850	@@	Rogers Communications - Class B	6,279,785
138,260		Walt Disney Co.	4,760,292
			17,717,272
		Mining: 1.8%
47,539	L	Freeport-McMoRan Copper & Gold, Inc.	3,146,606
64,290	@, L	Titanium Metals Corp.	2,306,725
			5,453,331
		Miscellaneous Manufacturing: 2.4%
229,550	@@, L	Tyco International Ltd.	7,242,303
			7,242,303
		Oil & Gas: 3.3%
153,740	S	Frontier Oil Corp.	5,018,074
100,070	L	Occidental Petroleum Corp.	4,934,452
			9,952,526
		Pharmaceuticals: 3.4%
20,040	@@	Roche Holding AG	3,559,831
265,160		Schering-Plough Corp.	6,764,232
			10,324,063
		Retail: 3.2%
79,620	@@	Next PLC	3,526,403
117,210		Staples, Inc.	3,028,706
55,270	L	Yum! Brands, Inc.	3,192,395
			9,747,504
		Semiconductors: 7.5%
196,850	@, @@	ASML Holding NV	4,871,051
66,660	L	Linear Technology Corp.	2,105,789
255,270	@	MEMC Electronic Materials, Inc.	15,464,257
			22,441,097
		Software: 6.1%
124,210	@, L	Adobe Systems, Inc.	5,179,557
143,780	@@, L	Infosys Technologies Ltd. ADR	7,224,945
210,190		Microsoft Corp.	5,857,995
			18,262,497
		Telecommunications: 4.6%
333,900	@, S	Cisco Systems, Inc.	8,524,462
136,860		Verizon Communications, Inc.	5,189,731
			13,714,193
		Total Common Stock (Cost $266,382,127)	299,278,712

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.2%
	U.S. Government Agency Obligations: 0.1%
$453,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$452,881
	Total U.S. Government Agency Obligations (Cost $452,881)		452,881
	Securities Lending Collateralcc: 19.1%
57,328,381	The Bank of New York Institutional Cash Reserves Fund		57,328,381
	Total Securities Lending Collateral (Cost $57,328,381)		57,328,381
	Total Short-Term Investments (Cost $57,781,262)		57,781,262
	Total Investments in Securities (Cost $324,163,389)*	118.9%	$357,059,974
	Other Assets and Liabilities — Net	(18.9)	(56,733,658)
	Net Assets	100.0%	$300,326,316

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $ 325,158,291.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$34,650,860
	Gross Unrealized Depreciation	(2,749,177)
	Net Unrealized Appreciation	$31,901,683

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Aerospace/Defense: 1.7%
7,200	@	Aerovironment, Inc.	$164,592
7,000	@, L	Alliant Techsystems, Inc.	615,440
4,700		Curtiss-Wright Corp.	181,138
6,300	L	DRS Technologies, Inc.	328,671
13,300	L	EDO Corp.	348,460
4,100	@	Moog, Inc.	170,765
1,002		Northrop Grumman Corp.	74,368
			1,883,434
		Agriculture: 0.4%
6,400		Delta & Pine Land Co.	263,680
3,100		Universal Corp.	190,185
			453,865
		Airlines: 0.9%
7,400	@	Alaska Air Group, Inc.	281,940
13,600		Skywest, Inc.	364,888
22,720		Southwest Airlines Co.	333,984
			980,812
		Apparel: 0.7%
5,300	L	Oxford Industries, Inc.	262,032
16,700		Wolverine World Wide, Inc.	477,119
			739,151
		Auto Manufacturers: 0.2%
10,500	L	Wabash National Corp.	161,910
			161,910
		Auto Parts & Equipment: 1.0%
4,600	L	American Axle & Manufacturing Holdings, Inc.	125,810
27,800	L	ArvinMeritor, Inc.	507,350
2,677	@@	Autoliv, Inc.	152,883
9,300		Superior Industries International	193,719
4,800	@	Tenneco, Inc.	122,208
			1,101,970
		Banks: 7.9%
4,106		Bancorpsouth, Inc.	100,392
9,382		BB&T Corp.	384,850
10,600	L	Central Pacific Financial Corp.	387,642
11,400		Chemical Financial Corp.	339,606
5,600		City National Corp.	412,160
1,547		Commerce Bancshares, Inc.	74,736
4,700		Cullen/Frost Bankers, Inc.	245,951
11,932		Fifth Third Bancorp.	461,649
22,700		First Midwest Bancorp., Inc.	834,225
7,700		FirstMerit Corp.	162,547
57,400		Fulton Financial Corp.	834,022
15,400		Greater Bay Bancorp.	414,106
21,500		Hanmi Financial Corp.	409,790
4,538		Marshall & Ilsley Corp.	210,155
12,900	L	Pacific Capital Bancorp.	414,348
5,000	L	Provident Bankshares Corp.	164,300
43,835		South Financial Group, Inc.	1,083,601
29,900		Sterling Bancshares, Inc.	334,282
4,653		SunTrust Banks, Inc.	386,385
21,900	L	TCF Financial Corp.	577,284
3,500		Webster Financial Corp.	168,035
3,900		Wilmington Trust Corp.	164,463
			8,564,529
		Beverages: 1.1%
7,296		Anheuser-Busch Cos., Inc.	368,156
26,961		Coca-Cola Enterprises, Inc.	545,960
7,248		Pepsi Bottling Group, Inc.	231,139
			1,145,255
		Biotechnology: 0.1%
1,593	@	Invitrogen Corp.	101,394
			101,394
		Building Materials: 0.8%
2,800	@, L	Genlyte Group, Inc.	197,540
6,912	@	Interline Brands, Inc.	151,511
3,600		Lennox International, Inc.	128,520
10,900		LSI Industries, Inc.	182,466
4,615		Masco Corp.	126,451
2,300		Universal Forest Products, Inc.	113,965
			900,453

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Chemicals: 2.4%
3,000		CF Industries Holdings, Inc.	$115,650
15,300		Ferro Corp.	330,633
6,200	@	Hercules, Inc.	121,148
9,801	@	Innophos Holdings, Inc.	169,459
14,330		Minerals Technologies, Inc.	890,753
44,845		Olin Corp.	759,674
1,443		Rohm & Haas Co.	74,632
6,600		Sensient Technologies Corp.	170,148
			2,632,097
		Coal: 0.3%
18,900	@, L	Alpha Natural Resources, Inc.	295,407
			295,407
		Commercial Services: 3.3%
31,400	L	Advance America Cash Advance Centers, Inc.	483,246
42,500	@, L	Corinthian Colleges, Inc.	584,375
17,400	@, L	FTI Consulting, Inc.	584,466
3,900	L	Kelly Services, Inc.	125,580
9,300	@, L	Labor Ready, Inc.	176,607
9,700	L	MAXIMUS, Inc.	334,456
40,865	@, L	PRA International	881,049
6,000	@, L	Rent-A-Center, Inc.	167,880
9,000	@, L	Valassis Communications, Inc.	154,710
2,600		Watson Wyatt Worldwide, Inc.	126,490
			3,618,859
		Computers: 1.8%
978		Diebold, Inc.	46,660
9,100	@, L	Electronics for Imaging	213,395
3,900		Imation Corp.	157,482
10,600	L	Jack Henry & Associates, Inc.	254,930
7,682	@	NCI, Inc.	113,310
45,200	@, L	Perot Systems Corp.	807,724
12,300	@, L	Rackable Systems, Inc.	208,731
5,776	@	Synopsys, Inc.	151,504
			1,953,736
		Distribution/Wholesale: 0.4%
2,602		Genuine Parts Co.	127,498
4,300	@	United Stationers, Inc.	257,656
1,012		WW Grainger, Inc.	78,167
			463,321
		Diversified Financial Services: 2.9%
19,900	@	Asset Acceptance Capital Corp.	307,853
12,040	@	Cowen Group, Inc.	200,346
14,768		Freddie Mac	878,548
15,500	@, L	Knight Capital Group, Inc.	245,520
2,300	@@, L	Lazard Ltd.	115,414
8,000	L	National Financial Partners Corp.	375,280
7,000		Nelnet, Inc.	167,790
6,502		Nuveen Investments, Inc.	307,545
23,300		Waddell & Reed Financial, Inc.	543,356
			3,141,652
		Electric: 3.1%
9,241		Ameren Corp.	464,822
8,700	L	Empire District Electric Co.	215,760
12,000		Great Plains Energy, Inc.	389,400
5,784	L	Idacorp, Inc.	195,731
4,700		MGE Energy, Inc.	166,662
12,511		Portland General Electric Co.	365,321
47,253		Puget Energy, Inc.	1,213,457
9,100	L	Westar Energy, Inc.	250,432
3,118		Wisconsin Energy Corp.	151,285
			3,412,870
		Electrical Components & Equipment: 0.7%
2,500		Belden Cdt, Inc.	133,975
7,855		Hubbell, Inc. - Class A	365,415
4,526		Hubbell, Inc. - Class B	218,334
			717,724
		Electronics: 1.8%
24,700	@	Benchmark Electronics, Inc.	510,302
8,100	@, L	Coherent, Inc.	257,094
11,500	@	Paxar Corp.	330,050
6,700		Technitrol, Inc.	175,473
21,600	@	TTM Technologies, Inc.	206,064
34,201	@	Vishay Intertechnology, Inc.	478,130
			1,957,113
		Engineering & Construction: 1.0%
2,400		Granite Construction, Inc.	132,624
6,200	@, L	Insituform Technologies, Inc.	128,898

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction (continued)
5,000	@	Shaw Group, Inc.	$156,350
8,000	@	URS Corp.	340,720
5,400	@, L	Washington Group International, Inc.	358,668
			1,117,260
		Entertainment: 1.4%
11,575		International Speedway Corp.	598,428
24,891		Speedway Motorsports, Inc.	964,526
			1,562,954
		Environmental Control: 1.1%
22,400	L	American Ecology Corp.	430,304
13,063		Republic Services, Inc.	363,413
4,500	@, L	Waste Connections, Inc.	134,730
6,661		Waste Management, Inc.	229,205
			1,157,652
		Food: 2.6%
9,487		ConAgra Foods, Inc.	236,321
7,800		Corn Products International, Inc.	277,602
14,600		Del Monte Foods Co.	167,608
21,666		Diamond Foods, Inc.	360,739
3,875		General Mills, Inc.	225,603
9,771		HJ Heinz Co.	460,410
3,500		JM Smucker Co.	186,620
3,968		Kellogg Co.	204,074
6,090		Kraft Foods, Inc.	193,967
11,346		Kraft Foods, Inc. - Class A	359,214
6,124	@@	Maple Leaf Foods, Inc.	75,642
2,100	@, L	Ralcorp Holdings, Inc.	135,030
			2,882,830
		Forest Products & Paper: 0.6%
7,900		Glatfelter	117,789
6,638		MeadWestvaco Corp.	204,716
4,300		Neenah Paper, Inc.	170,882
2,038		Weyerhaeuser Co.	152,320
			645,707
		Gas: 1.4%
10,900		Atmos Energy Corp.	340,952
36,715		WGL Holdings, Inc.	1,174,146
			1,515,098
		Hand/Machine Tools: 0.8%
7,600		Kennametal, Inc.	513,836
7,200		Regal-Beloit Corp.	333,936
			847,772
		Healthcare — Products: 2.2%
3,234		Beckman Coulter, Inc.	206,620
2,900	@, L	Biosite, Inc.	243,513
9,600		Dade Behring Holdings, Inc.	420,960
3,900	L	LCA-Vision, Inc.	160,641
4,200	@, @@	Orthofix International NV	214,410
11,958		Steris Corp.	317,604
29,149	@	Symmetry Medical, Inc.	476,003
6,300		Vital Signs, Inc.	327,474
			2,367,225
		Healthcare — Services: 2.3%
18,800	@	Alliance Imaging, Inc.	164,124
22,519	@, L	Amsurg Corp.	551,490
14,400	@	Community Health Systems, Inc.	507,600
7,215	@	LifePoint Hospitals, Inc.	275,757
3,000	@	Magellan Health Services, Inc.	126,000
7,054	@	National Dentex Corp.	99,320
2,900	@	Pediatrix Medical Group, Inc.	165,474
10,100	@	RehabCare Group, Inc.	160,287
6,400	@	Triad Hospitals, Inc.	334,400
2,189		Universal Health Services, Inc.	125,342
			2,509,794
		Home Builders: 0.0%
1,388		Winnebago Industries	46,678
			46,678
		Home Furnishings: 0.9%
15,500	L	Ethan Allen Interiors, Inc.	547,770
7,900	L	Furniture Brands International, Inc.	124,662
11,300	L	La-Z-Boy, Inc.	139,894
1,496		Whirlpool Corp.	127,025
			939,351
		Household Products/Wares: 0.9%
5,700	L	American Greetings Corp.	132,297
8,500	@, L	Central Garden & Pet Co.	125,545
5,600	@, L	Central Garden & Pet Co. - Class A	82,320
1,613		Clorox Co.	102,732

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares (continued)
7,158		Kimberly-Clark Corp.	$490,251
			933,145
		Housewares: 0.1%
1,794	@@	Hunter Douglas NV	158,287
			158,287
		Insurance: 6.9%
4,454		AMBAC Financial Group, Inc.	384,781
16,400	L	American Equity Investment Life Holding Co.	215,332
4,451		Arthur J Gallagher & Co.	126,097
33,142	@@	Aspen Insurance Holdings Ltd.	868,652
9,483		Chubb Corp.	489,987
3,200		Delphi Financial Group	128,736
11,700	@@	Endurance Specialty Holdings Ltd.	418,158
9,534		Genworth Financial, Inc.	333,118
1,571		Hartford Financial Services Group, Inc.	150,156
13,700		HCC Insurance Holdings, Inc.	421,960
5,300	L	Hilb Rogal & Hobbs Co.	259,965
6,066		Horace Mann Educators Corp.	124,656
5,500	@@	IPC Holdings Ltd.	158,675
11,446		Marsh & McLennan Cos., Inc.	335,253
11,931		MGIC Investment Corp.	702,975
15,893	@	National Atlantic Holdings Corp.	205,496
11,700		Phoenix Cos., Inc.	162,396
31,800	@@	Platinum Underwriters Holdings Ltd.	1,020,144
3,000	@, L	ProAssurance Corp.	153,450
3,200		Protective Life Corp.	140,928
5,245	@, @@	RAM Holdings Ltd.	79,986
8,000	@, L	Triad Guaranty, Inc.	331,280
9,500		United Fire & Casualty Co.	333,735
			7,545,916
		Internet: 0.3%
4,500	@	Avocent Corp.	121,365
30,100	@	WebMethods, Inc.	216,419
			337,784
		Investment Companies: 1.8%
13,800	L	Apollo Investment Corp.	295,320
23,300	@, L	Highland Distressed Opportunities, Inc.	334,821
7,600	@, L	Kohlberg Capital Corp.	121,600
17,800		MCG Capital Corp.	333,928
15,900	@	MVC Capital, Inc.	248,835
45,400	L	Patriot Capital Funding, Inc.	644,680
			1,979,184
		Iron/Steel: 0.9%
8,500	@	Claymont Steel Holdings, Inc.	169,405
2,000	L	Cleveland-Cliffs, Inc.	128,020
2,800		Reliance Steel & Aluminum Co.	135,520
3,100	L	Ryerson, Inc.	122,822
10,600	L	Schnitzer Steel Industries, Inc.	425,802
			981,569
		Leisure Time: 0.8%
4,030		Arctic Cat, Inc.	78,545
31,400	@	K2, Inc.	379,626
9,500	L	Nautilus, Inc.	146,585
3,500	L	Polaris Industries, Inc.	167,930
6,000	@, L	Town Sports International Holdings, Inc.	130,800
			903,486
		Machinery — Diversified: 0.9%
7,100	L	Albany International Corp.	255,174
34,363	@	Altra Holdings, Inc.	471,116
6,900		Applied Industrial Technologies, Inc.	169,326
4,100		Briggs & Stratton Corp.	126,485
			1,022,101
		Media: 1.4%
8,500		Belo Corp.	158,695
2,896		Dow Jones & Co., Inc.	99,825
27,100	@, L	Entravision Communications Corp.	253,114
16,300		Hearst-Argyle Television, Inc.	443,197
47,100		Journal Communications, Inc.	617,481
			1,572,312
		Metal Fabricate/Hardware: 1.6%
1,800	@	Haynes International, Inc.	131,274
14,400	L	Kaydon Corp.	612,864
16,700		Mueller Industries, Inc.	502,670
17,100		Timken Co.	518,301
			1,765,109
		Mining: 0.3%
3,605		Compass Minerals International, Inc.	120,407
5,466		Newmont Mining Corp.	229,517
			349,924

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 1.9%
4,400		AO Smith Corp.	$168,168
2,500		Aptargroup, Inc.	167,325
6,300	L	Crane Co.	254,646
18,500	@, L	Griffon Corp.	457,875
3,871		Honeywell International, Inc.	178,298
4,800	L	Lancaster Colony Corp.	212,112
16,100	L	Pentair, Inc.	501,676
6,000		Reddy Ice Holdings, Inc.	181,080
			2,121,180
		Office Furnishings: 0.5%
15,400		Herman Miller, Inc.	515,746
			515,746
		Office/Business Equipment: 0.2%
5,068		Pitney Bowes, Inc.	230,037
			230,037
		Oil & Gas: 2.5%
4,006		Apache Corp.	283,224
5,600	L	Cimarex Energy Co.	207,312
8,500	@, L	Encore Acquisition Co.	205,615
3,700	@, L	Forest Oil Corp.	123,469
8,100		Helmerich & Payne, Inc.	245,754
4,208		Murphy Oil Corp.	224,707
13,350		St. Mary Land & Exploration Co.	489,678
4,300	@	Stone Energy Corp.	127,667
2,300	@	Unit Corp.	116,357
24,400		W&T Offshore, Inc.	705,892
			2,729,675
		Oil & Gas Services: 2.1%
22,600	@	Global Industries Ltd.	413,354
8,900	@, L	Helix Energy Solutions Group, Inc.	331,881
8,900	@, L	Horizon Offshore, Inc.	128,694
4,300	@, L	Hornbeck Offshore Services, Inc.	123,195
12,000	@	Key Energy Services, Inc.	196,200
7,600	@	Lone Star Technologies	501,828
3,700		Lufkin Industries, Inc.	207,866
9,900	@, @@	North American Energy Partners, Inc.	208,791
2,949	@	W-H Energy Services, Inc.	137,716
			2,249,525
		Packaging & Containers: 0.9%
25,712		Bemis Co.	858,524
4,400		Sonoco Products Co.	165,352
			1,023,876
		Pharmaceuticals: 0.8%
5,700	@, L	Adams Respiratory Therapeutics, Inc.	191,691
7,500	@, L	Alpharma, Inc.	180,600
1,023		Mylan Laboratories	21,626
6,600	@, L	Par Pharmaceutical Cos., Inc.	165,792
10,600	L	Perrigo Co.	187,196
5,702	@	Watson Pharmaceuticals, Inc.	150,704
			897,609
		Pipelines: 0.2%
4,643		Equitable Resources, Inc.	224,350
			224,350
		Real Estate: 0.1%
7,700	@, L	HFF, Inc.	115,500
			115,500
		Real Estate Investment Trusts: 3.5%
19,000		Alesco Financial, Inc.	165,490
31,759		Annaly Capital Management, Inc.	491,629
40,039	L	Education Realty Trust, Inc.	591,776
32,300		Getty Realty Corp.	928,302
9,200		Healthcare Realty Trust, Inc.	343,160
9,500		Highland Hospitality Corp.	169,100
24,700		Lexington Corporate Properties Trust	521,911
27,900		MFA Mortgage Investments, Inc.	214,830
6,900	I	National Retail Properties, Inc.	166,911
5,900		Realty Income Corp.	166,380
			3,759,489
		Retail: 6.2%
6,800		Barnes & Noble, Inc.	268,260
3,900	@	BJ’s Wholesale Club, Inc.	131,937
12,300		Borders Group, Inc.	251,166
3,000		Brown Shoe Co., Inc.	126,000
5,100		Casey’s General Stores, Inc.	127,551
7,600		Cato Corp.	177,764
5,800	@	CEC Entertainment, Inc.	240,932

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
10,300	@	Charming Shoppes, Inc.	$133,385
1,402		Costco Wholesale Corp.	75,484
15,738		Dollar General Corp.	332,859
2,537		Family Dollar Stores, Inc.	75,146
21,700		Fred’s, Inc.	318,990
4,100		Group 1 Automotive, Inc.	163,057
29,900	@, L	HOT Topic, Inc.	331,890
23,500	L	Kenneth Cole Productions, Inc.	603,245
4,400	L	Landry’s Restaurants, Inc.	130,240
4,870		Lowe’s Cos., Inc.	153,356
18,901		OSI Restaurant Partners, Inc.	746,590
33,200	@, L	Pier 1 Imports, Inc.	229,412
9,900	@, L	Rare Hospitality International, Inc.	297,891
15,700	@, L	Red Robin Gourmet Burgers, Inc.	609,474
5,800	L	Ruby Tuesday, Inc.	165,880
6,150		Stage Stores, Inc.	143,357
10,300	L	Talbots, Inc.	243,286
19,800	L	Tuesday Morning Corp.	293,832
8,100	L	United Auto Group, Inc.	164,430
6,400	@, L	Zale Corp.	168,832
			6,704,246
		Savings & Loans: 1.4%
8,700		First Niagara Financial Group, Inc.	121,017
11,500	L	Flagstar Bancorp., Inc.	137,425
3,000		MAF Bancorp., Inc.	124,020
48,117		Washington Federal, Inc.	1,128,825
			1,511,287
		Semiconductors: 2.3%
8,279		Applied Materials, Inc.	151,671
3,800	@, L	Cabot Microelectronics Corp.	127,338
8,700		Cohu, Inc.	163,560
31,600	@, L	Emulex Corp.	577,964
2,865		KLA-Tencor Corp.	152,762
32,800	@	Mattson Technology, Inc.	298,480
3,500	@	MKS Instruments, Inc.	89,320
8,000	@, L	Rudolph Technologies, Inc.	139,520
4,449	@	Teradyne, Inc.	73,586
2,300	@, L	Varian Semiconductor Equipment Associates, Inc.	122,774
21,800	@, L	Veeco Instruments, Inc.	425,100
5,567	@, @@, L	Verigy Ltd.	130,657
			2,452,732
		Software: 4.4%
17,200	@	Aspen Technology, Inc.	223,600
19,600	@	eFunds Corp.	522,536
7,100		Inter-Tel, Inc.	167,844
21,000	@, L	Lawson Software, Inc.	169,890
35,500	@, L	Neoware, Inc.	357,485
67,800	@	Parametric Technology Corp.	1,294,305
66,000	@	Sybase, Inc.	1,668,480
54,200	@	Ulticom, Inc.	444,440
			4,848,580
		Telecommunications: 1.9%
9,200	@	Aeroflex, Inc.	120,980
5,000		Atlantic Tele-Network, Inc.	130,650
360	@@	BCE, Inc.	10,009
17,354	@@	BCE, Inc. - Canadian Denominated Security	490,782
1,763		Citizens Communications Co.	26,357
1,479	@	CPI International, Inc.	28,426
50,300	@, L	EFJ, Inc.	268,602
38,927		Iowa Telecommunications Services, Inc.	778,540
7,100		Plantronics, Inc.	167,702
			2,022,048
		Textiles: 0.4%
12,700		G&K Services, Inc.	460,756
			460,756
		Toys/Games/Hobbies: 0.2%
5,609	@, L	RC2 Corp.	226,548
			226,548
		Transportation: 1.4%
2,900	L	Alexander & Baldwin, Inc.	146,276
3,400		Arkansas Best Corp.	120,870
14,400	@@, L	Double Hull Tankers, Inc.	212,832
18,219	L	Heartland Express, Inc.	289,318
38,700		Werner Enterprises, Inc.	703,179
			1,472,475
		Total Common Stock
		(Cost $95,559,210)	100,932,349

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
EXCHANGE-TRADED FUNDS: 4.0%
		Exchange-Traded Funds: 4.0%
17,800	L	iShares Russell 2000 Index Fund	$1,415,278
26,400	L	iShares Russell 2000 Value Index Fund	2,137,872
10,078		iShares S&P MidCap 400 Index Fund	852,599
		Total Exchange-Traded Funds (Cost $4,346,425)	4,405,749
PREFERRED STOCK: 0.7%
		Insurance: 0.6%
11,900	@@, I	Aspen Insurance Holdings Ltd.	644,088
			644,088
		Real Estate Investment Trusts: 0.1%
5,000	P	National Retail Properties	127,750
			127,750
		Total Preferred Stock (Cost $724,584 )	771,838
		Total Long-Term Investments (Cost $100,630,219)	106,109,936

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.3%
	Securities Lending Collateralcc: 19.3%
$21,013,698	The Bank of New York Institutional Cash Reserves Fund		$21,013,698
	Total Short-Term Investments (Cost $21,013,698)		21,013,698
	Total Investments in Securities (Cost $121,643,917)*	116.6%	$127,123,634
	Other Assets and Liabilities — Net	(16.6)	(18,055,178)
	Net Assets	100.0%	$109,068,456

@	Non-income producing security
@@	Foreign Issuer
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $ 123,634,261.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,338,264
	Gross Unrealized Depreciation	(1,848,890)
	Net Unrealized Appreciation	$3,489,374

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 71.1%
		Advertising: 2.3%
8,900		Lamar Advertising Co.	$560,433
			560,433
		Aerospace/Defense: 0.4%
2,200	@@	Empresa Brasileira de Aeronautica SA ADR	100,892
			100,892
		Apparel: 1.1%
3,100		Polo Ralph Lauren Corp.	273,265
			273,265
		Banks: 1.8%
2,100		Cathay General Bancorp.	71,358
5,000		City National Corp.	368,000
			439,358
		Commercial Services: 4.0%
4,100		Corporate Executive Board Co.	311,436
18,900	@	Iron Mountain, Inc.	493,857
10,600	@	SAIC, Inc.	183,592
			988,885
		Computers: 1.5%
5,900		Factset Research Systems, Inc.	370,815
			370,815
		Cosmetics/Personal Care: 0.8%
5,300	@	Bare Escentuals, Inc.	190,111
			190,111
		Distribution/Wholesale: 1.8%
8,900		Fastenal Co.	311,945
3,400		Pool Corp.	121,720
			433,665
		Diversified Financial Services: 10.3%
5,600		AllianceBernstein Holding LP	495,600
10,700		Charles Schwab Corp.	195,703
400		Chicago Mercantile Exchange Holdings, Inc.	212,984
13,800		Eaton Vance Corp.	491,832
900		First Marblehead Corp.	40,401
6,300		International Securities Exchange, Inc.	307,440
12,000		Jefferies Group, Inc.	347,400
7,900		Nuveen Investments, Inc.	373,670
400		Student Loan Corp.	74,368
			2,539,398
		Energy — Alternate Sources: 1.5%
8,800	@	Covanta Holding Corp.	195,184
4,000	@	Sunpower Corp.	182,000
			377,184
		Entertainment: 1.3%
9,700	@	Scientific Games Corp.	318,451
			318,451
		Environmental Control: 1.5%
4,600	@	Stericycle, Inc.	374,900
			374,900
		Food: 1.5%
8,400		Whole Foods Market, Inc.	376,740
			376,740
		Gas: 1.5%
12,200		Southern Union Co.	370,758
			370,758
		Healthcare — Products: 4.5%
5,600		Dentsply International, Inc.	183,400
7,300	@	Edwards Lifesciences Corp.	370,110
4,500	@	Henry Schein, Inc.	248,310
3,600	@	Idexx Laboratories, Inc.	315,468
			1,117,288

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Healthcare — Services: 6.1%
8,300		Brookdale Senior Living, Inc.		$370,678
5,200	@	Community Health Systems, Inc.		183,300
6,300	@, W	Covance, Inc.		373,842
1,800	@	Laboratory Corp. of America Holdings		130,734
8,000		Manor Care, Inc.		434,880
				1,493,434
		Home Builders: 0.6%
5,500	@	Toll Brothers, Inc.		150,590
				150,590
		Insurance: 6.1%
9,200	@, @@	Arch Capital Group Ltd.		627,532
8,000		Assurant, Inc.		429,040
11,400		Brown & Brown, Inc.		308,370
4,700		HCC Insurance Holdings, Inc.		144,760
				1,509,702
		Internet: 1.7%
11,500	@	Checkfree Corp.		426,535
				426,535
		Lodging: 4.1%
9,100		Boyd Gaming Corp.		433,524
3,000	@	Las Vegas Sands Corp.		259,830
3,200		Wynn Resorts Ltd.		303,552
				996,906
		Oil & Gas: 2.7%
6,100		Helmerich & Payne, Inc.		185,074
9,300		Range Resources Corp.		310,620
3,000		XTO Energy, Inc.		164,430
				660,124
		Oil & Gas Services: 0.8%
1,900	@	SEACOR Holdings, Inc.		186,960
				186,960
		Pharmaceuticals: 1.5%
10,200	@	VCA Antech, Inc.		370,362
				370,362
		Real Estate: 3.6%
16,200	@	CB Richard Ellis Group, Inc.		553,716
3,800		Forest City Enterprises, Inc.		251,484
1,500		St. Joe Co.		78,465
				883,665
		Real Estate Investment Trusts: 1.3%
500		AvalonBay Communities, Inc.		65,000
4,900		Douglas Emmett, Inc.		125,097
1,000		SL Green Realty Corp.		137,180
				327,277
		Retail: 4.2%
4,400	@	Carmax, Inc.		107,976
9,200	@	Cheesecake Factory		245,180
6,700	@	Copart, Inc.		187,667
5,600	@	O’Reilly Automotive, Inc.		185,360
6,800		Tiffany & Co.		309,264
				1,035,447
		Software: 0.8%
3,100		SEI Investments Co.		186,713
				186,713
		Transportation: 1.8%
5,000		CH Robinson Worldwide, Inc.		238,750
2,400		Expeditors International Washington, Inc.		99,168
4,000	@@	UTI Worldwide, Inc.		98,320
				436,238
		Total Investments in Securities
		(Cost $16,161,494)*	71.1%	$17,496,096
		Other Assets and Liabilities — Net	28.9	7,098,287
		Net Assets	100.0%	$24,594,383

@	Non-income producing security
@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of March 31, 2007 (Unaudited) (continued)

ADR	American Depositary Receipt
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $16,165,263.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,669,128
	Gross Unrealized Depreciation	(338,295)
	Net Unrealized Appreciation	$1,330,833

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Advertising: 0.1%
10,000		R.H. Donnelley Corp.	$708,900
			708,900
		Airlines: 0.3%
145,000	@	JetBlue Airways Corp.	1,668,950
			1,668,950
		Apparel: 1.9%
350,000	@	Carter’s, Inc.	8,869,000
10,000		Polo Ralph Lauren Corp.	881,500
			9,750,500
		Auto Parts & Equipment: 0.3%
500,000	@	Delphi Corp.	1,450,000
			1,450,000
		Banks: 6.1%
80,000		Cathay General Bancorp.	2,718,400
190,000		Center Financial Corp.	3,756,300
120,000		Central Pacific Financial Corp.	4,388,400
160,000		First Republic Bank	8,592,000
49,022		Frontier Financial Corp.	1,223,099
84,800		Glacier Bancorp., Inc.	2,038,592
268,303		UCBH Holdings, Inc.	4,995,802
140,500	@	Western Alliance Bancorp.	4,361,120
			32,073,713
		Beverages: 1.0%
200,000	@	Peet’s Coffee & Tea, Inc.	5,524,000
			5,524,000
		Biotechnology: 0.3%
32,000	@	Charles River Laboratories International, Inc.	1,480,320
			1,480,320
		Building Materials: 1.4%
160,000		Eagle Materials, Inc.	7,140,800
			7,140,800
		Chemicals: 1.2%
350,000	@	Symyx Technologies	6,202,000
			6,202,000
		Commercial Services: 7.7%
125,000		Chemed Corp.	6,120,000
47,100	@, W	ChoicePoint, Inc.	1,762,953
120,000	@	CoStar Group, Inc.	5,361,600
325,000		DeVry, Inc.	9,538,750
130,000		Macquarie Infrastructure Co. Trust	5,109,000
100,000	@	Morningstar, Inc.	5,164,000
150,000	@	PRA International	3,234,000
100,000	@	Senomyx, Inc.	1,238,000
25,000		Strayer Education, Inc.	3,125,000
			40,653,303
		Distribution/Wholesale: 1.0%
150,000	@	Beacon Roofing Supply, Inc.	2,427,000
80,000		Pool Corp.	2,864,000
			5,291,000
		Diversified Financial Services: 8.0%
280,000		Cohen & Steers, Inc.	12,062,400
41,000		Evercore Partners, Inc.	1,278,790
62,457		GAMCO Investors, Inc.	2,706,262
200,000		International Securities Exchange, Inc.	9,760,000
250,000		Jefferies Group, Inc.	7,237,500
145,000		National Financial Partners Corp.	6,801,950
100,000	@	Thomas Weisel Partners Group, Inc.	1,902,000
			41,748,902
		Electric: 1.3%
160,000		ITC Holdings Corp.	6,926,400
			6,926,400
		Energy — Alternate Sources: 1.2%
142,308	@	Sunpower Corp.	6,475,014
			6,475,014
		Entertainment: 4.1%
75,000	@	Great Wolf Resorts, Inc.	992,250
200,000	@	Isle of Capri Casinos, Inc.	5,124,000
50,000	@	Penn National Gaming, Inc.	2,121,000
200,000	@	Pinnacle Entertainment, Inc.	5,814,000
150,000	@	Scientific Games Corp.	4,924,500
45,000	@	Vail Resorts, Inc.	2,444,850
			21,420,600

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food: 1.5%
125,000	@	Ralcorp Holdings, Inc.	$8,037,500
			8,037,500
		Gas: 0.5%
88,198		Southern Union Co.	2,680,337
			2,680,337
		Healthcare — Products: 3.3%
100,000	@	Edwards Lifesciences Corp.	5,070,000
75,000	@	Gen-Probe, Inc.	3,531,000
35,000	@	Intuitive Surgical, Inc.	4,254,950
70,000	@	Kensey Nash Corp.	2,135,000
115,000	@	PSS World Medical, Inc.	2,431,100
			17,422,050
		Healthcare — Services: 6.9%
180,000	@	AMERIGROUP Corp.	5,472,000
175,000	@	Centene Corp.	3,673,250
80,000	@	Community Health Systems, Inc.	2,820,000
100,000	@	Healthways, Inc.	4,675,000
35,000		Manor Care, Inc.	1,902,600
122,000	@	Nighthawk Radiology Holdings, Inc.	2,219,180
90,000	@	Odyssey HealthCare, Inc.	1,181,700
45,000	@	United Surgical Partners International, Inc.	1,386,450
150,000	@	WellCare Health Plans, Inc.	12,787,500
			36,117,680
		Home Builders: 1.1%
108,500		Brookfield Homes Corp.	3,482,850
40,000	@	Hovnanian Enterprises, Inc.	1,006,400
50,000		Standard-Pacific Corp.	1,043,500
			5,532,750
		Household Products/Wares: 1.2%
125,000		Church & Dwight Co., Inc.	6,293,750
			6,293,750
		Insurance: 0.9%
65,000	@, @@	Arch Capital Group Ltd.	4,433,650
10,000		Brown & Brown, Inc.	270,500
			4,704,150
		Internet: 4.5%
80,000	@	Blue Nile, Inc.	3,252,800
50,000	@	Checkfree Corp.	1,854,500
350,000	@	Emdeon Corp.	5,295,500
120,000	@	Equinix, Inc.	10,275,600
125,000	@	NetFlix, Inc.	2,898,750
			23,577,150
		Lodging: 6.6%
200,000		Ameristar Casinos, Inc.	6,422,000
225,000		Choice Hotels International, Inc.	7,971,750
80,000	@@	Four Seasons Hotels, Inc.	6,424,000
100,000	@, W	Gaylord Entertainment Co.	5,287,000
45,000		Station Casinos, Inc.	3,895,650
50,000		Wynn Resorts Ltd.	4,743,000
			34,743,400
		Media: 1.3%
75,000	@, @@	Central European Media Enterprises Ltd.	6,637,500
			6,637,500
		Miscellaneous Manufacturing: 0.6%
97,500		American Railcar Industries, Inc.	2,906,475
			2,906,475
		Oil & Gas: 2.8%
215,000	@	Encore Acquisition Co.	5,200,850
70,000	@	EXCO Resources, Inc.	1,160,600
175,000		Helmerich & Payne, Inc.	5,309,500
45,000		Range Resources Corp.	1,503,000
45,000	@	Whiting Petroleum Corp.	1,773,450
			14,947,400
		Oil & Gas Services: 3.5%
80,000	@, @@	Core Laboratories NV	6,706,400
160,000	@	Dresser-Rand Group, Inc.	4,873,600
80,000	@	FMC Technologies, Inc.	5,580,800
15,000	@	SEACOR Holdings, Inc.	1,476,000
			18,636,800
		Pharmaceuticals: 0.2%
250,000	@	Depomed, Inc.	892,500
			892,500
		Real Estate: 1.8%
240,000	@	CB Richard Ellis Group, Inc.	8,203,200
70,000	@	HFF, Inc.	1,050,000
			9,253,200

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts: 2.3%
50,000		Acadia Realty Trust	$1,303,500
14,300	@	Alexander’s, Inc.	5,887,310
201,800		CBRE Realty Finance, Inc.	2,669,814
160,000		Spirit Finance Corp.	2,384,000
			12,244,624
		Retail: 17.0%
85,000	@	Cabela’s, Inc.	2,108,850
165,000	@	California Pizza Kitchen, Inc.	5,426,850
200,000	@	Carmax, Inc.	4,908,000
220,000	@	Cheesecake Factory	5,863,000
60,000	@	Chipotle Mexican Grill, Inc.	3,726,000
200,000	@	Copart, Inc.	5,602,000
200,000	@	Dick’s Sporting Goods, Inc.	11,652,000
128,500	@	DSW, Inc.	5,423,985
80,000	@	Guitar Center, Inc.	3,609,600
250,000	@	J Crew Group, Inc.	10,042,500
60,000	@	Panera Bread Co.	3,543,600
75,000	@	PF Chang’s China Bistro, Inc.	3,141,000
300,000	@	Select Comfort Corp.	5,340,000
100,000	@	Texas Roadhouse, Inc.	1,425,000
70,000	@	Tractor Supply Co.	3,605,000
150,000	@	Under Armour, Inc.	7,695,000
300,000		United Auto Group, Inc.	6,090,000
			89,202,385
		Software: 0.3%
50,000	@	Allscripts Healthcare Solutions, Inc.	1,340,500
			1,340,500
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	2,659,500
			2,659,500
		Transportation: 1.5%
30,000		Florida East Coast Industries	1,880,700
120,000	@	Genesee & Wyoming, Inc.	3,193,200
60,000		Landstar System, Inc.	2,750,400
			7,824,300
		Total Common Stock
		(Cost $372,229,480)	494,168,353

op

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.8%
		Lodging: 0.8%
$1,000,000	#, C	Wynn Resorts Ltd., 6.000%, due 07/15/15		$4,138,750
		Total Corporate Bonds/Notes
		(Cost $981,874)		4,138,750

		Total Long-Term Investments
		(Cost $373,211,354)		498,307,103
SHORT-TERM INVESTMENTS: 4.4%
		U.S. Government Agency Obligations: 4.4%
23,097,000		Federal Home Loan Bank, 4.750%, due 04/02/07		23,090,905
		Total Short-Term Investments
		(Cost $23,090,905)		23,090,905
		Total Investments in Securities
		(Cost $396,302,259)*	99.4%	$521,398,008
		Other Assets and Liabilities — Net	0.6	3,048,979
		Net Assets	100.0%	$524,446,987

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $396,543,261.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$137,792,006
	Gross Unrealized Depreciation	(12,937,259)
	Net Unrealized Appreciation	$124,854,747

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Aerospace/Defense: 3.4%
27,000	@	AAR Corp.	$744,120
33,500	@	BE Aerospace, Inc.	1,061,950
18,000		DRS Technologies, Inc.	939,060
24,000	@	Esterline Technologies Corp.	985,680
			3,730,810
		Agriculture: 1.2%
20,500		Universal Corp.	1,257,675
			1,257,675
		Airlines: 0.7%
21,000	@	Alaska Air Group, Inc.	800,100
			800,100
		Apparel: 2.0%
19,000		Phillips-Van Heusen	1,117,200
39,000	@	Warnaco Group, Inc.	1,107,600
			2,224,800
		Auto Parts & Equipment: 2.1%
54,000		Cooper Tire & Rubber Co.	987,660
32,004	@	Tenneco, Inc.	814,822
60,000	@	Visteon Corp.	512,400
			2,314,882
		Banks: 9.4%
42,000		AmericanWest Bancorp.	904,680
41,000		Bancorpsouth, Inc.	1,002,450
32,500		Colonial BancGroup, Inc.	804,375
30,000		Community Bank System, Inc.	627,600
21,000		First Midwest Bancorp., Inc.	771,750
30,000		First State Bancorp.	676,500
27,000		Independent Bank Corp.	889,380
31,000		Pacific Capital Bancorp.	995,720
29,000		Prosperity Bancshares, Inc.	1,007,460
23,000	@	SVB Financial Group	1,117,570
34,000		UCBH Holdings, Inc.	633,080
33,000		Umpqua Holdings Corp.	883,410
			10,313,975
		Building Materials: 2.2%
79,800		Comfort Systems USA, Inc.	956,004
50,500		LSI Industries, Inc.	845,370
75,000	@	US Concrete, Inc.	586,500
			2,387,874
		Chemicals: 1.6%
35,000	@	Rockwood Holdings, Inc.	968,800
47,000	@	Terra Industries, Inc.	822,500
			1,791,300
		Commercial Services: 6.0%
32,800		ABM Industries, Inc.	865,592
45,000	@	CBIZ, Inc.	319,500
16,000	@	Consolidated Graphics, Inc.	1,184,800
26,600	@	Cornell Cos., Inc.	537,852
37,000	@	FTI Consulting, Inc.	1,242,829
27,000	@	Integrated Electrical Services, Inc.	667,710
110,000		Stewart Enterprises, Inc.	886,600
18,000		Watson Wyatt Worldwide, Inc.	875,700
			6,580,583
		Computers: 2.6%
36,000		Agilysys, Inc.	808,920
76,000	@	Brocade Communications Systems, Inc.	723,520
21,900	@	Electronics for Imaging	513,555
18,500		MTS Systems Corp.	718,540
3,052	@	PAR Technology Corp.	30,276
			2,794,811
		Cosmetics/Personal Care: 1.6%
18,500	@	Chattem, Inc.	1,090,390
33,500		Inter Parfums, Inc.	703,500
			1,793,890
		Distribution/Wholesale: 1.1%
33,000		Owens & Minor, Inc.	1,212,090
			1,212,090
		Diversified Financial Services: 2.8%
9,500	@	Affiliated Managers Group, Inc.	1,029,325
21,500	@@	Lazard Ltd.	1,078,870
20,500		National Financial Partners Corp.	961,655
			3,069,850

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Electric: 2.6%
19,500		Integrys Energy Group, Inc.	$1,082,445
21,500		ITC Holdings Corp.	930,735
27,000		PNM Resources, Inc.	872,100
			2,885,280
		Electronics: 2.6%
23,500	@	Benchmark Electronics, Inc.	485,510
32,500	@	Electro Scientific Industries, Inc.	625,300
13,300	@	Rofin-Sinar Technologies, Inc.	787,094
70,425	@	X-Rite, Inc.	912,004
			2,809,908
		Energy — Alternate Sources: 0.8%
50,000	@, @@	JA Solar Holdings Co., Ltd. ADR	904,500
			904,500
		Engineering & Construction: 1.1%
17,500	@	Washington Group International, Inc.	1,162,350
			1,162,350
		Entertainment: 1.5%
35,000	@	Bally Technologies, Inc.	825,300
35,300		Carmike Cinemas, Inc.	818,960
			1,644,260
		Food: 1.2%
34,000		Sanderson Farms, Inc.	1,260,040
			1,260,040
		Forest Products & Paper: 1.5%
55,000		Glatfelter	820,050
24,000		Rock-Tenn Co.	796,800
			1,616,850
		Gas: 1.7%
30,000		Atmos Energy Corp.	938,400
19,000		New Jersey Resources Corp.	950,950
			1,889,350
		Hand/Machine Tools: 0.9%
27,000		Baldor Electric Co.	1,018,980
			1,018,980
		Healthcare — Products: 1.8%
19,400		Datascope Corp.	702,086
50,500	@	Medical Action Industries, Inc.	1,206,950
			1,909,036
		Healthcare — Services: 2.9%
30,600	@	Kindred Healthcare, Inc.	1,003,068
29,000	@	LifePoint Hospitals, Inc.	1,108,380
25,000	@	Magellan Health Services, Inc.	1,050,000
			3,161,448
		Home Builders: 0.6%
24,500	@	Hovnanian Enterprises, Inc.	616,420
			616,420
		Household Products/Wares: 1.8%
36,000	@, @@	Helen of Troy Ltd.	817,560
46,500		Tupperware Corp.	1,159,245
			1,976,805
		Insurance: 4.5%
29,000	@	Argonaut Group, Inc.	938,440
26,000		Delphi Financial Group	1,045,980
16,000		NYMAGIC, Inc.	653,600
35,500	@@	Platinum Underwriters Holdings Ltd.	1,138,840
23,000		Zenith National Insurance Corp.	1,087,210
			4,864,070
		Internet: 2.1%
103,000	@	Ariba, Inc.	968,200
33,000	@	i2 Technologies, Inc.	792,000
81,000	@	WebMethods, Inc.	582,390
			2,342,590
		Investment Companies: 1.0%
48,342		Apollo Investment Corp.	1,034,519
			1,034,519
		Iron/Steel: 2.1%
8,500		Carpenter Technology Corp.	1,026,460
18,600		Ryerson, Inc.	736,932
13,300		Steel Dynamics, Inc.	574,560
			2,337,952
		Machinery — Diversified: 2.3%
31,500	@	AGCO Corp.	1,164,555
26,500	@	Gardner Denver, Inc.	923,525
44,000	@	Gerber Scientific, Inc.	466,840
			2,554,920

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Media: 1.2%
22,500		Lee Enterprises, Inc.	$676,125
40,000		World Wrestling Entertainment, Inc.	652,000
			1,328,125
		Mining: 0.7%
26,000		Amcol International Corp.	770,900
			770,900
		Miscellaneous Manufacturing: 1.5%
10,100		Actuant Corp.	513,181
50,000		Barnes Group, Inc.	1,150,500
			1,663,681
		Oil & Gas: 0.8%
14,400	@	Atwood Oceanics, Inc.	845,136
			845,136
		Oil & Gas Services: 3.1%
11,000	@	Dawson Geophysical Co.	544,830
38,500	@	Dresser-Rand Group, Inc.	1,172,710
30,500	@	Oil States International, Inc.	978,745
9,800	@	Universal Compression Holdings, Inc.	663,264
			3,359,549
		Packaging & Containers: 1.0%
45,000	@	Crown Holdings, Inc.	1,100,700
			1,100,700
		Real Estate Investment Trusts: 6.6%
9,800		Alexandria Real Estate Equities, Inc.	983,626
60,000		Equity Inns, Inc.	982,800
21,500		LaSalle Hotel Properties	996,740
45,500		LTC Properties, Inc.	1,178,905
19,000		Mid-America Apartment Communities, Inc.	1,068,940
56,000		Omega Healthcare Investors, Inc.	960,400
26,000		Tanger Factory Outlet Centers, Inc.	1,050,140
			7,221,551
		Retail: 3.7%
20,500		Brown Shoe Co., Inc.	861,000
13,600	@	Genesco, Inc.	564,808
49,000	@	Morton’s Restaurant Group, Inc.	871,710
32,000		Ruby Tuesday, Inc.	915,200
28,500		Sonic Automotive, Inc.	812,250
			4,024,968
		Savings & Loans: 1.3%
45,000		First Niagara Financial Group, Inc.	625,950
49,000		NewAlliance Bancshares, Inc.	794,290
			1,420,240
		Semiconductors: 0.8%
49,000	@	Cypress Semiconductor Corp.	908,950
			908,950
		Telecommunications: 2.6%
68,000	@	Aeroflex, Inc.	894,200
160,000	@	Cincinnati Bell, Inc.	752,000
26,500	@	CommScope, Inc.	1,136,850
			2,783,050
		Textiles: 0.7%
19,000		Unifirst Corp.	729,030
			729,030
		Transportation: 2.7%
39,500	@@	Arlington Tankers Ltd.	942,470
53,000		Eagle Bulk Shipping, Inc.	1,027,670
38,000		OMI Corp.	1,020,680
			2,990,820
		Trucking & Leasing: 0.9%
20,500		GATX Corp.	979,900
			979,900
		Total Common Stock (Cost $98,057,113)	106,388,518

Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.6%
	U.S. Government Agency Obligations: 3.6%
$3,894,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$3,892,973
	Total Short-Term Investments (Cost $3,892,973)		3,892,973

	Total Investments in Securities (Cost $101,950,086)*	100.9%	$110,281,491
	Other Assets and Liabilities — Net	(0.9)	(943,742)
	Net Assets	100.0%	$109,337,749

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2007 (Unaudited) (continued)

@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $ 101,985,881.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,735,860
	Gross Unrealized Depreciation	(1,440,250)
	Net Unrealized Appreciation	$8,295,610

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Advertising: 0.3%
9,400	@@	WPP Group PLC ADR	$714,306
			714,306
		Agriculture: 5.0%
137,600		Altria Group, Inc.	12,082,656
			12,082,656
		Banks: 9.4%
38,100		Commerce Bancorp., Inc.	1,271,778
331,727	@@	HSBC Holdings PLC	5,808,948
86,700		Mellon Financial Corp.	3,740,238
10,000		State Street Corp.	647,500
96,190		Wachovia Corp.	5,295,260
174,200		Wells Fargo & Co.	5,997,706
			22,761,430
		Beverages: 2.0%
40,500	@@	Diageo PLC ADR	3,278,475
37,800	@@	Heineken Holding NV	1,675,871
			4,954,346
		Building Materials: 1.2%
21,400		Martin Marietta Materials, Inc.	2,893,280
			2,893,280
		Coal: 0.3%
749,500	@, @@	China Coal Energy Co.	800,963
			800,963
		Commercial Services: 3.7%
15,000	@	Apollo Group, Inc.	658,500
249,010	@@	COSCO Pacific Ltd.	616,093
98,000		H&R Block, Inc.	2,061,920
105,200	@	Iron Mountain, Inc.	2,748,876
48,600		Moody’s Corp.	3,016,116
			9,101,505
		Computers: 1.6%
106,000	@	Dell, Inc.	2,460,260
36,100		Hewlett-Packard Co.	1,449,054
			3,909,314
		Cosmetics/Personal Care: 1.4%
28,900		Avon Products, Inc.	1,076,814
38,400		Procter & Gamble Co.	2,425,344
			3,502,158
		Diversified Financial Services: 12.6%
202,900		American Express Co.	11,443,557
47,030		Ameriprise Financial, Inc.	2,687,294
101,800		Citigroup, Inc.	5,226,412
35,300	@	E*Trade Financial Corp.	749,066
184,900		JP Morgan Chase & Co.	8,945,462
21,100		Morgan Stanley	1,661,836
			30,713,627
		Electronics: 0.1%
6,500	@	Agilent Technologies, Inc.	218,985
			218,985
		Food: 0.6%
28,000		Hershey Co.	1,530,480
			1,530,480
		Food Service: 0.0%
5,486	X	FHC Delaware, Inc.	38,073
			38,073
		Healthcare — Services: 1.3%
57,500		UnitedHealth Group, Inc.	3,045,775
			3,045,775
		Holding Companies — Diversified: 0.6%
353,020	@@	China Merchants Holdings International Co., Ltd.	1,479,099
			1,479,099
		Housewares: 0.2%
5,600	@@	Hunter Douglas NV	494,095
			494,095
		Insurance: 14.3%
10,400		AMBAC Financial Group, Inc.	898,456
153,600		American International Group, Inc.	10,324,992
47,300		AON Corp.	1,795,508
60	@	Berkshire Hathaway, Inc. - Class A	6,539,400
72	@	Berkshire Hathaway, Inc. - Class B	262,080
16,730		Chubb Corp.	864,439

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,200	@@	Everest Re Group Ltd.	$307,744
120,000		Loews Corp.	5,451,600
471	@	Markel Corp.	228,355
6,600	@@	Millea Holdings, Inc.	243,211
13,400		Principal Financial Group	802,258
215,400		Progressive Corp.	4,700,028
6,700	@@	Sun Life Financial, Inc.	304,180
33,400		Transatlantic Holdings, Inc.	2,175,008
			34,897,259
		Internet: 1.2%
38,800	@	Amazon.com, Inc.	1,543,852
12,900	@	Expedia, Inc.	299,022
11,900	@	IAC/InterActiveCorp.	448,749
31,500	@	Liberty Media Holding Corp. - Interactive	750,330
			3,041,953
		Leisure Time: 1.1%
45,400		Harley-Davidson, Inc.	2,667,250
			2,667,250
		Media: 5.3%
224,250	@	Comcast Corp.	5,711,648
8,800		Gannett Co., Inc.	495,352
22,500	@@	Lagardere SCA	1,744,530
6,340	@	Liberty Media Holding Corp.	701,141
178,200		News Corp., Inc. - Class A	4,119,984
			12,772,655
		Mining: 1.5%
22,100	@@	BHP Billiton PLC	491,034
8,000	@@	Rio Tinto PLC	456,831
24,000		Vulcan Materials Co.	2,795,520
			3,743,385
		Miscellaneous Manufacturing: 3.8%
294,700	@@	Tyco International Ltd.	9,297,785
			9,297,785
		Oil & Gas: 11.4%
49,000	@@	Canadian Natural Resources Ltd.	2,704,310
142,600		ConocoPhillips	9,746,710
77,200		Devon Energy Corp.	5,343,784
61,900		EOG Resources, Inc.	4,415,946
72,350		Occidental Petroleum Corp.	3,567,579
22,900	@	Transocean, Inc.	1,870,930
			27,649,259
		Packaging & Containers: 1.9%
142,500		Sealed Air Corp.	4,503,000
			4,503,000
		Pharmaceuticals: 1.3%
26,800		Cardinal Health, Inc.	1,955,060
15,000	@	Express Scripts, Inc.	1,210,800
			3,165,860
		Real Estate Investment Trusts: 1.6%
58,500		General Growth Properties, Inc.	3,777,345
			3,777,345
		Retail: 7.8%
36,700	@	Bed Bath & Beyond, Inc.	1,474,239
24,600	@	Carmax, Inc.	603,684
149,400		Costco Wholesale Corp.	8,043,696
89,727		CVS Corp.	3,063,280
36,700		Lowe’s Cos., Inc.	1,155,683
6,200	@	Sears Holding Corp.	1,116,992
73,200		Wal-Mart Stores, Inc.	3,436,740
			18,894,314
		Software: 2.0%
171,200		Microsoft Corp.	4,771,344
			4,771,344
		Telecommunications: 2.1%
25,300	@@	Nokia OYJ ADR	579,876
43,400	@@	SK Telecom Co., Ltd. ADR	1,016,428
125,600		Sprint Nextel Corp.	2,381,376
41,456		Virgin Media, Inc.	1,046,764
			5,024,444
		Transportation: 0.7%
8,800	@@	Kuehne & Nagel International AG	722,988
15,340		United Parcel Service, Inc.	1,075,334
			1,798,322
		Total Common Stock
		(Cost $214,343,734)	234,244,267

PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.4%
		Commercial Paper: 4.4%
$4,466,000		Gruppo Sanpaolo, 5.310%, due 04/02/07		$4,464,683
3,806,000		Intesa, 5.350%, due 04/02/07		3,804,869
2,369,000	#	Three Pillars Funding, 5.420%, due 04/06/07		2,366,859
		Total Short-Term Investments
		(Cost $10,636,411)		10,636,411
		Total Investments in Securities
		(Cost $224,980,145)*	100.7%	$244,880,678
		Other Assets and Liabilities — Net	(0.7)	(1,656,574)
		Net Assets	100.0%	$243,224,104

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board
	of Directors/Trustees.
*	Cost for federal income tax purposes is $224,961,440 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,861,997
	Gross Unrealized Depreciation	(1,942,759)
	Net Unrealized Appreciation	$19,919,238

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
8,392,627		Fidelity® VIP Contrafund® Portfolio - Service Class 2 Shares		$261,514,259
		Total Investments in Securities
		(Cost $260,394,107)*	100.0%	$261,514,259
		Other Assets and Liabilities — Net	(0.0)	(64,750)
		Net Assets	100.0%	$261,449,509

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,120,152
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,120,152

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity Income Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,621,954		Fidelity® VIP Equity Income Fund - Service Class 2 Shares		$42,316,771
		Total Investments in Securities
		(Cost $41,079,439)*	100.0%	$42,316,771
		Other Assets and Liabilities — Net	(0.0)	(9,845)
		Net Assets	100.0%	$42,306,926

	*	Cost for federal income tax purposes is $41,079,442.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,237,329
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,237,329

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
577,575		Fideility® VIP Growth Fund - Service Class 2 Shares		$20,671,394
		Total Investments in Securities
		(Cost $19,706,111)*	100.0%	$20,671,394
		Other Assets and Liabilities — Net	(0.0)	(7,025)
		Net Assets	100.0%	$20,664,369

	*	Cost for federal income tax purposes is $19,708,380.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$963,014
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$963,014

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
1,606,249		Fidelity® VIP MidCap Fund - Service Class 2 Shares		$51,142,969
		Total Investments in Securities
		(Cost $53,048,537)*	100.0%	$51,142,969
		Other Assets and Liabilities — Net	(0.0)	(13,049)
		Net Assets	100.0%	$51,129,920

	*	Cost for federal income tax purposes is $53,052,279.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(1,909,310)
		Net Unrealized Depreciation		$(1,909,310)

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Advertising: 0.0%
19	@	Interpublic Group of Cos., Inc.	$234
			234
		Aerospace/Defense: 1.0%
27,800	@	BE Aerospace, Inc.	881,260
			881,260
		Agriculture: 3.3%
34,838		Altria Group, Inc.	3,059,125
			3,059,125
		Banks: 7.1%
45,735		Bank of America Corp.	2,333,400
29,400		Bank of New York Co., Inc.	1,192,170
14,879		Capital One Financial Corp.	1,122,769
34,200		US Bancorp.	1,195,974
19,582		Wells Fargo & Co.	674,208
			6,518,521
		Beverages: 2.0%
6,500	@@	Fomento Economico Mexicano SA de CV ADR	717,535
18,100		PepsiCo, Inc.	1,150,436
			1,867,971
		Biotechnology: 1.3%
9,900	@	Amgen, Inc.	553,212
10,900	@	Genzyme Corp.	654,218
			1,207,430
		Chemicals: 1.2%
14,400		Air Products & Chemicals, Inc.	1,065,024
			1,065,024
		Computers: 5.2%
12,300	@	Apple, Inc.	1,142,793
50,500	@	Dell, Inc.	1,172,105
37,300		Hewlett-Packard Co.	1,497,222
9,700		International Business Machines Corp.	914,322
2,600	X	Seagate Technology, Inc. - Escrow	—
			4,726,442
		Cosmetics/Personal Care: 1.8%
26,096		Procter & Gamble Co.	1,648,223
			1,648,223
		Diversified Financial Services: 7.2%
44,276		Citigroup, Inc.	2,273,130
23,670		Countrywide Financial Corp.	796,259
29,490	@	E*Trade Financial Corp.	625,778
20,500		JP Morgan Chase & Co.	991,790
17,365		Merrill Lynch & Co., Inc.	1,418,200
29,500	@	TD Ameritrade Holding Corp.	438,960
			6,544,117
		Electric: 1.2%
26,400	@	Mirant Corp.	1,068,144
			1,068,144
		Electrical Components & Equipment: 1.8%
30,800	@	General Cable Corp.	1,645,644
			1,645,644
		Electronics: 1.3%
63,800	@, @@	Flextronics International Ltd.	697,972
10,400	@	Thomas & Betts Corp.	507,728
			1,205,700
		Entertainment: 1.3%
28,400		International Game Technology	1,146,792
			1,146,792
		Healthcare — Products: 2.7%
22,710		Johnson & Johnson	1,368,505
28,800	@	St. Jude Medical, Inc.	1,083,168
			2,451,673

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 1.3%
19,500	@, W	Covance, Inc.	$1,157,130
			1,157,130
		Household Products/Wares: 1.2%
17,700		Clorox Co.	1,127,313
			1,127,313
		Insurance: 6.1%
20,500		American International Group, Inc.	1,378,010
28,000		AON Corp.	1,062,880
19,600		Metlife, Inc.	1,237,740
19,100		Stancorp Financial Group, Inc.	939,147
18,500		Travelers Cos., Inc.	957,745
			5,575,522
		Internet: 1.8%
3,500	@	Google, Inc.	1,603,560
			1,603,560
		Investment Companies: 2.4%
91,762	@@	KKR Private Equity Investors LP	2,225,229
			2,225,229
		Iron/Steel: 1.3%
10,900		Allegheny Technologies, Inc.	1,162,921
			1,162,921
		Media: 4.7%
67,500		News Corp., Inc. - Class A	1,560,600
36,300	@	Time Warner Cable, Inc.	1,360,161
39,500		Walt Disney Co.	1,359,985
			4,280,746
		Metal Fabricate/Hardware: 1.6%
14,300		Precision Castparts Corp.	1,487,915
			1,487,915
		Miscellaneous Manufacturing: 6.0%
20,100		Cooper Industries Ltd.	904,299
19,200		Danaher Corp.	1,371,840
58,205		General Electric Co.	2,058,129
20,346		Roper Industries, Inc.	1,116,588
			5,450,856
		Oil & Gas: 6.8%
17,200		ConocoPhillips	1,175,620
13,600		ENSCO International, Inc.	739,840
31,615		ExxonMobil Corp.	2,385,352
13,220	@	Newfield Exploration Co.	551,406
10,100	@	Plains Exploration & Production Co.	455,914
16,600		XTO Energy, Inc.	909,846
			6,217,978
		Oil & Gas Services: 1.3%
17,102		Schlumberger Ltd.	1,181,748
			1,181,748
		Pharmaceuticals: 7.3%
31,200		Abbott Laboratories	1,740,960
17,331	@	Medco Health Solutions, Inc.	1,257,017
36,600		Merck & Co., Inc.	1,616,622
26,958		Pfizer, Inc.	680,959
28,300		Wyeth	1,415,849
			6,711,407
		Pipelines: 0.0%
369		Dynegy, Inc.	3,417
			3,417
		Retail: 5.9%
25,200		Best Buy Co., Inc.	1,227,744
41,600		CVS Corp.	1,420,224
12,500		Home Depot, Inc.	459,250
25,800	@	Office Depot, Inc.	906,612
26,100		Staples, Inc.	674,424
15,800		Wal-Mart Stores, Inc.	741,810
			5,430,064

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Semiconductors: 2.9%
102,300		Intel Corp.		$1,956,999
65,652	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		705,759
				2,662,758
		Software: 4.8%
41,900	@	Activision, Inc.		793,586
16,100	@	Adobe Systems, Inc.		671,370
22,600	@@	Infosys Technologies Ltd. ADR		1,135,650
65,079		Microsoft Corp.		1,813,752
				4,414,358
		Telecommunications: 5.0%
74,700		AT&T, Inc.		2,945,420
37,900		Qualcomm, Inc.		1,616,814
				4,562,234
		Total Common Stock
		(Cost $84,198,755)		90,291,456

EXCHANGE-TRADED FUNDS: 1.2%
		Exchange-Traded Funds: 1.2%
27,155		Utilities Select Sector SPDR Fund		1,078,054
		Total Exchange-Traded Funds
		(Cost $976,353)		1,078,054
		Total Investments in Securities
		(Cost $85,175,108)*	100.0%	$91,369,510
		Other Assets and Liabilities — Net	(0.0)	(1,408)
		Net Assets	100.0%	$91,368,102

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	W	When-issued or delayed delivery security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $85,704,833.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,061,137
		Gross Unrealized Depreciation		(1,396,460)
		Net Unrealized Appreciation		$5,664,677

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Australia: 1.3%
540,689		BHP Billiton Ltd.	$13,097,082
			13,097,082
		Belgium: 1.8%
266,300		Dexia	7,957,560
208,815		Fortis	9,532,093
			17,489,653
		Brazil: 2.6%
405,082	L	Cia Vale do Rio Doce ADR	14,983,983
106,486		Petroleo Brasileiro SA ADR	10,596,422
			25,580,405
		Finland: 1.4%
576,312		Nokia OYJ	13,279,387
			13,279,387
		France: 15.3%
126,600	L	Accor SA	12,113,638
467,028		AXA SA	19,861,614
153,406		BNP Paribas	16,045,475
173,399		Cie de Saint-Gobain	17,024,597
88,448		Imerys SA	8,237,074
88,353	L	Lafarge SA	13,881,967
50,700		Pernod-Ricard SA	10,309,031
163,000		Sanofi-Aventis	14,183,268
519,496		Total SA	36,292,309
			147,948,973
		Germany: 4.8%
64,406		BASF AG	7,231,914
379,790		Deutsche Post AG	11,455,207
44,471		Linde AG	4,787,226
214,616		SAP AG	9,577,210
124,393		Siemens AG	13,320,771
			46,372,328
		Hong Kong: 1.3%
1,089,000		Esprit Holdings Ltd.	12,760,894
			12,760,894
		Ireland: 0.9%
391,491		Bank of Ireland - Dublin Exchange	8,399,613
			8,399,613
		Italy: 5.6%
881,761		ENI S.p.A.	28,694,098
1,324,000		Intesa Sanpaolo S.p.A.	10,062,936
1,601,400		UniCredito Italiano S.p.A.	15,248,892
			54,005,926
		Japan: 19.7%
243,000		Astellas Pharma, Inc.	10,444,705
1,007,000		Bank of Yokohama Ltd.	7,485,818
215,400		Canon, Inc.	11,565,742
219,900		Daikin Industries Ltd.	7,628,461
43,700		Hirose Electric Co., Ltd.	5,231,611
338,000		Honda Motor Co., Ltd.	11,777,833
567,100		Mitsubishi Corp.	13,091,564
1,320		Mitsubishi UFJ Financial Group, Inc.	14,872,067
400,000		Mitsui Fudosan Co., Ltd.	11,693,344
1,176		Mizuho Financial Group, Inc.	7,554,240
146,700		Nidec Corp.	9,415,085
446,300		Nissan Motor Co., Ltd.	4,767,999
144,100		Nitto Denko Corp.	6,754,091
305,200		Nomura Holdings, Inc.	6,327,554
280,800		Seven & I Holdings Co., Ltd.	8,512,714
140,200		Shin-Etsu Chemical Co., Ltd.	8,530,244
59,600		SMC Corp.	7,969,610
235,800		Sony Corp.	11,917,201
821,700		Sumitomo Corp.	14,724,193
1,194		Sumitomo Mitsui Financial Group, Inc.	10,809,875
			191,073,951
		Mexico: 0.5%
42,900		Fomento Economico Mexicano SA de CV ADR	4,735,731
			4,735,731
		Netherlands: 2.7%
243,195	L	Koninklijke Philips Electronics NV	9,269,510
494,965		Reed Elsevier NV	8,767,302
276,469		Wolters Kluwer NV	8,294,156
			26,330,968

PORTFOLIO OF INVESTMENTS
ING JPMorgan International Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		South Korea: 0.7%
21,963	#	Samsung Electronics GDR	$6,573,023
			6,573,023
		Spain: 1.6%
621,300	L	Banco Bilbao Vizcaya Argentaria SA	15,256,182
			15,256,182
		Sweden: 1.5%
3,933,200		Telefonaktiebolaget LM Ericsson	14,581,483
			14,581,483
		Switzerland: 12.7%
121,229		Adecco SA	7,708,572
127,699		Holcim Ltd.	12,848,653
50,979	L	Nestle SA	19,865,427
343,096		Novartis AG	19,167,436
103,710		Roche Holding AG	18,422,659
400,722		UBS AG - Reg	23,895,833
73,371	L	Zurich Financial Services AG	21,217,118
			123,125,698
		United Kingdom: 24.1%
1,272,844		Barclays PLC	18,048,558
692,879		BG Group PLC	9,994,853
137,500		BHP Billiton PLC	3,055,073
237,271		British Land Co. PLC	7,156,942
588,887		Burberry Group PLC	7,570,079
968,492		Centrica PLC	7,388,860
710,687		GlaxoSmithKline PLC	19,617,207
1,710,400		HSBC Holdings PLC	29,835,375
693,416	L	ICAP PLC	7,237,534
1,579,185		Kingfisher PLC	8,667,397
499,198		Man Group PLC	5,457,939
266,530		Schroders PLC	6,165,500
861,992		Smith & Nephew PLC	10,969,733
479,400		Standard Chartered PLC	13,848,952
2,515,760		Tesco PLC	22,016,987
7,524,080		Vodafone Group PLC	20,118,315
1,571,070		WM Morrison Supermarkets PLC	9,546,888
606,027		Wolseley PLC	14,242,290
822,277		WPP Group PLC	12,485,221
			233,423,703
		Total Common Stock
		(Cost $681,979,686)	954,035,000

Principal Amount				Value
SHORT-TERM INVESTMENTS: 10.1%
		U.S. Government Agency Obligations: 1.4%
$ 13,486,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$13,482,441
		Total U.S. Government Agency Obligations
		(Cost $13,482,441)		13,482,441
		Securities Lending Collateralcc: 8.7%
84,070,812		The Bank of New York Institutional Cash Reserves Fund		84,070,812

		Total Securities Lending Collateral
		(Cost $84,070,812)		84,070,812
		Total Short-Term Investments
		(Cost $97,553,253)		97,553,253
		Total Investments in Securities
		(Cost $779,532,939)*	108.6%	$1,051,588,253
		Other Assets and Liabilities — Net	(8.6)	(83,696,632)
		Net Assets	100.0%	$967,891,621

	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $783,468,281.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$278,048,529
		Gross Unrealized Depreciation		(9,928,557)
		Net Unrealized Appreciation		$268,119,972

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.3%
		Advertising: 0.4%
42,401	@, L	Clear Channel Outdoor Holdings, Inc.	$1,115,570
			1,115,570
		Aerospace/Defense: 0.3%
8,700	@, L	Alliant Techsystems, Inc.	764,904
			764,904
		Apparel: 2.8%
39,100	L	Columbia Sportswear Co.	2,436,321
58,300		VF Corp.	4,816,746
			7,253,067
		Auto Manufacturers: 0.9%
44,400	L	Oshkosh Truck Corp.	2,353,200
			2,353,200
		Banks: 7.8%
17,200	L	Compass Bancshares, Inc.	1,183,360
41,300	L	Cullen/Frost Bankers, Inc.	2,161,229
34,400	L	M&T Bank Corp.	3,984,552
36,300		Northern Trust Corp.	2,183,082
123,200	L	Synovus Financial Corp.	3,984,288
57,900	L	TCF Financial Corp.	1,526,244
51,800		Wilmington Trust Corp.	2,184,406
32,500		Zions Bancorp.	2,746,900
			19,954,061
		Beverages: 2.2%
57,400		Brown-Forman Corp.	3,763,144
90,550	@, L	Constellation Brands, Inc.	1,917,849
			5,680,993
		Building Materials: 0.8%
39,500		American Standard Cos., Inc.	2,094,290
			2,094,290
		Chemicals: 3.3%
65,808		Albemarle Corp.	2,720,503
35,300		PPG Industries, Inc.	2,481,943
77,700		Sigma-Aldrich Corp.	3,226,104
			8,428,550
		Computers: 1.0%
53,300	@	NCR Corp.	2,546,141
			2,546,141
		Cosmetics/Personal Care: 0.5%
25,600		Estee Lauder Cos., Inc.	1,250,560
			1,250,560
		Distribution/Wholesale: 1.7%
88,900		Genuine Parts Co.	4,356,100
			4,356,100
		Diversified Financial Services: 1.4%
900	@	Affiliated Managers Group, Inc.	97,098
83,900	@, L	E*Trade Financial Corp.	1,780,358
8,400	L	Fortress Investment Group, LLC	240,912
31,800		T. Rowe Price Group, Inc.	1,500,642
			3,619,010
		Electric: 8.6%
92,000		American Electric Power Co., Inc.	4,485,001
61,700	L	FirstEnergy Corp.	4,087,008
80,100		PG&E Corp.	3,866,427
52,300		PPL Corp.	2,139,070
56,200	W, L	SCANA Corp.	2,426,154
87,200	L	Westar Energy, Inc.	2,399,744
106,100	L	Xcel Energy, Inc.	2,619,609
			22,023,013
		Electrical Components & Equipment: 1.1%
80,900	W	Ametek, Inc.	2,794,286
			2,794,286
		Electronics: 2.3%
31,100	L	Amphenol Corp.	2,008,127
60,700	@, L	Arrow Electronics, Inc.	2,291,425
72,800	L	Jabil Circuit, Inc.	1,558,648
			5,858,200
		Environmental Control: 1.0%
94,750		Republic Services, Inc.	2,635,945
			2,635,945
		Food: 2.6%
42,950	@	Dean Foods Co.	2,007,483

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
104,700		Del Monte Foods Co.	$1,201,956
89,400	L	Supervalu, Inc.	3,492,858
			6,702,297
		Forest Products & Paper: 0.5%
31,600		Plum Creek Timber Co., Inc.	1,245,672
			1,245,672
		Gas: 1.9%
59,300		Energen Corp.	3,017,777
70,200		UGI Corp.	1,875,042
			4,892,819
		Healthcare — Products: 0.3%
15,778	@, L	Henry Schein, Inc.	870,630
			870,630
		Healthcare — Services: 3.3%
71,600	@	Community Health Systems, Inc.	2,523,900
105,300	@	Coventry Health Care, Inc.	5,902,065
			8,425,965
		Holding Companies — Diversified: 0.5%
48,200	L	Walter Industries, Inc.	1,192,950
			1,192,950
		Household Products/Wares: 3.5%
49,000		Clorox Co.	3,120,810
55,800	L	Fortune Brands, Inc.	4,398,156
36,600	@, L	Jarden Corp.	1,401,780
			8,920,746
		Insurance: 10.5%
117,800	L	Assurant, Inc.	6,317,614
88,461		Cincinnati Financial Corp.	3,750,746
35,100	@@	Everest Re Group Ltd.	3,375,567
16,200	@@, L	IPC Holdings Ltd.	467,370
40,400	L	MGIC Investment Corp.	2,380,368
177,450		Old Republic International Corp.	3,925,194
72,300		OneBeacon Insurance Group Ltd.	1,807,500
40,700	L	Principal Financial Group	2,436,709
72,000		WR Berkley Corp.	2,384,640
			26,845,708
		Internet: 0.3%
33,600	@	Liberty Media Holding Corp. - Interactive	800,352
			800,352
		Lodging: 1.1%
81,300		Hilton Hotels Corp.	2,923,548
			2,923,548
		Media: 3.6%
81,900		Cablevision Systems Corp.	2,492,217
64,600		Clear Channel Communications, Inc.	2,263,584
33,600	L	McClatchy Co.	1,062,096
4,300		Washington Post	3,283,050
			9,100,947
		Mining: 1.2%
26,500	L	Vulcan Materials Co.	3,086,720
			3,086,720
		Miscellaneous Manufacturing: 3.6%
67,200		Carlisle Cos., Inc.	2,884,896
47,800	L	Crane Co.	1,932,076
61,700		Dover Corp.	3,011,577
31,200		Harsco Corp.	1,399,632
			9,228,181
		Oil & Gas: 1.4%
53,000		Devon Energy Corp.	3,668,660
			3,668,660
		Oil & Gas Services: 0.8%
55,100	@, L	Helix Energy Solutions Group, Inc.	2,054,679
			2,054,679
		Packaging & Containers: 1.3%
71,400	L	Ball Corp.	3,273,690
			3,273,690
		Pharmaceuticals: 1.2%
29,200	L	Omnicare, Inc.	1,161,284
129,800	@, @@, L	Warner Chilcott Ltd.	1,922,338
			3,083,622
		Pipelines: 4.2%
38,500		Kinder Morgan, Inc.	4,098,325
36,800		Questar Corp.	3,282,928
120,800		Williams Cos., Inc.	3,437,968
			10,819,221
		Real Estate: 1.9%
71,000		Brookfield Properties Co.	2,861,300
31,850	L	Forest City Enterprises, Inc.	2,107,833
			4,969,133

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Real Estate Investment Trusts: 3.2%
69,000		iStar Financial, Inc.	$3,231,270
65,206		Rayonier, Inc.	2,803,858
19,000	L	Vornado Realty Trust	2,267,460
			8,302,588
		Retail: 8.3%
66,600	L	Applebees International, Inc.	1,650,348
117,023	@, L	Autonation, Inc.	2,485,569
34,900	@	Autozone, Inc.	4,472,086
60,700	L	Burger King Holdings, Inc.	1,311,120
98,000	L	Limited Brands, Inc.	2,553,880
51,200		OSI Restaurant Partners, Inc.	2,022,400
84,800	L	Tiffany & Co.	3,856,704
111,300	L	TJX Cos., Inc.	3,000,648
			21,352,755
		Telecommunications: 4.2%
82,900		CenturyTel, Inc.	3,746,251
11,600		Citizens Communications Co.	173,243
58,300		Telephone & Data Systems, Inc.	3,258,970
247,821		Windstream Corp.	3,640,490
			10,818,954
		Transportation: 1.8%
48,700		Norfolk Southern Corp.	2,464,220
38,000	@@, L	Teekay Shipping Corp.	2,056,180
			4,520,400
		Total Common Stock
		(Cost $218,181,258)	249,828,127

Principal Amount				Value
SHORT-TERM INVESTMENTS: 29.4%
		U.S. Government Agency Obligations: 7.2%
$18,388,000		Federal Home Loan Bank, 4.750%, due 04/02/07		$18,383,148

		Total U.S. Government Agency Obligations
		(Cost $18,383,148)		18,383,148
		Securities Lending Collateralcc: 22.2%
57,073,081		The Bank of New York Institutional Cash Reserves Fund		57,073,081

		Total Securities Lending Collateral
		(Cost $57,073,081)		57,073,081
		Total Short-Term Investments
		(Cost $75,456,229)		75,456,229
		Total Investments in Securities
		(Cost $293,637,487)*	126.7%	$325,284,356
		Other Assets and Liabilities — Net	(26.7)	(68,522,624)
		Net Assets	100.0%	$256,761,732

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
	*	Cost for federal income tax purposes is $294,040,971.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,683,944
		Gross Unrealized Depreciation		(2,440,559)
		Net Unrealized Appreciation		$31,243,385

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.7%
		Aerospace/Defense: 3.5%
550,500		L-3 Communications Holdings, Inc.	$ 48,152,235
			48,152,235
		Biotechnology: 14.7%
989,190	@	Amgen, Inc.	55,275,937
1,324,200	@, L	Biogen Idec, Inc.	58,767,996
222,900	@	BioMimetic Therapeutics, Inc.	3,686,766
31,700	@, L	Genentech, Inc.	2,603,204
1,096,070	@	Genzyme Corp.	65,786,121
34,300	@, L	Micromet, Inc.	92,610
713,700	@, L	Millennium Pharmaceuticals, Inc.	8,107,632
198,300	@, L	Vertex Pharmaceuticals, Inc.	5,560,332
			199,880,598
		Computers: 2.9%
31,500	@, L	LaserCard Corp.	371,385
534,600	@, L	Quantum Corp.	1,443,420
595,800	@, L	Sandisk Corp.	26,096,040
480,766	@@, L	Seagate Technology, Inc.	11,201,848
83,100	X	Seagate Technology, Inc. - Escrow	1
			39,112,694
		Diversified Financial Services: 10.3%
76,800	L	CIT Group, Inc.	4,064,256
125,200		Cohen & Steers, Inc.	5,393,616
2,696		Goldman Sachs Group, Inc.	557,074
933,208		Lehman Brothers Holdings, Inc.	65,389,885
792,160		Merrill Lynch & Co., Inc.	64,695,707
			140,100,538
		Healthcare — Products: 1.5%
79,800	@, L	Biosite, Inc.	6,700,806
20,900	@, L	BioVeris Corp.	277,761
230,100		Johnson & Johnson	13,865,826
			20,844,393
		Healthcare — Services: 5.1%
1,314,500		UnitedHealth Group, Inc.	69,629,065
			69,629,065
		Internet: 1.4%
769,275	@, L	Liberty Media Holding Corp. - Interactive	18,324,131
			18,324,131
		Media: 18.0%
1,205,700	L	Cablevision Systems Corp.	36,689,451
181,805	L	CBS Corp. - Class B	5,561,415
168,450	@, L	Comcast Corp. - Class A	4,371,278
2,652,285	@, L	Comcast Corp. - Special Class A	67,553,699
193,210	@	Discovery Holding Co.	3,696,107
61,346	@	Liberty Global, Inc.	2,020,124
62,213	@, L	Liberty Global, Inc. - Series C	1,906,206
158,855	@, L	Liberty Media Holding Corp.	17,567,774
2,534,720	@, L	Sirius Satellite Radio, Inc.	8,111,104
2,997,530		Time Warner, Inc.	59,111,292
181,805	@	Viacom - Class B	7,474,004
884,500		Walt Disney Co.	30,453,335
93,300		World Wrestling Entertainment, Inc.	1,520,790
			246,036,579
		Miscellaneous Manufacturing: 6.0%
408,300	L	Pall Corp.	15,515,400
2,111,395	@@	Tyco International Ltd.	66,614,512
			82,129,912
		Oil & Gas: 5.1%
1,599,000	L	Anadarko Petroleum Corp.	68,725,020
			68,725,020
		Oil & Gas Services: 6.2%
540,700	@, L	Grant Prideco, Inc.	26,948,488
1,277,800	@, L	Weatherford International Ltd.	57,628,780
			84,577,268
		Pharmaceuticals: 8.7%
136,500	@, L	Alkermes, Inc.	2,107,560
1,457,044	@, L	Forest Laboratories, Inc.	74,950,343
550,000	@, L	ImClone Systems, Inc.	22,423,500
94,400	@, L	Isis Pharmaceuticals, Inc.	875,088
326,700	@, L	King Pharmaceuticals, Inc.	6,426,189
74,600	@, L	Nabi Biopharmaceuticals	396,126
80,050		Pfizer, Inc.	2,022,063

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Aggressive Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
67,832	@@, L	Teva Pharmaceutical Industries Ltd. ADR	$ 2,538,952
421,600	L	Valeant Pharmaceuticals International	7,289,464
27,445	@	ViaCell, Inc.	149,575
			119,178,860
		Retail: 0.2%
193,300	@, L	Charming Shoppes, Inc.	2,503,235
13,000	@, L	J Crew Group, Inc.	522,210
			3,025,445
		Semiconductors: 5.7%
641,800	@, L	Broadcom Corp.	20,582,526
90,400	@, L	Cabot Microelectronics Corp.	3,029,304
328,000	@, L	Cirrus Logic, Inc.	2,512,480
117,000	@, L	Cree, Inc.	1,925,820
86,600	@, L	DSP Group, Inc.	1,645,400
683,100		Intel Corp.	13,067,703
2,504,000	@, L	Micron Technology, Inc.	30,248,320
296,100	@, L	Teradyne, Inc.	4,897,494
			77,909,047
		Software: 1.5%
97,800	@, L	Advent Software, Inc.	3,410,286
329,400	@, L	Autodesk, Inc.	12,385,440
176,900		Microsoft Corp.	4,930,203
			20,725,929
		Telecommunications: 2.9%
254,100	@, L	C-COR, Inc.	3,521,826
1,490,200		Motorola, Inc.	26,331,834
302,900	@@, L	Nokia OYJ ADR	6,942,468
475,100	@, L	RF Micro Devices, Inc.	2,959,873
			39,756,001
		Total Common Stock
		(Cost $942,827,275)	1,278,107,715

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.9%
	U.S. Government Agency Obligations: 5.7%
$ 77,192,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$ 77,171,630

	Total U.S.Government Agency Obligations
	(Cost $77,171,630)		77,171,630

	Securities Lending Collateralcc: 19.2%
262,009,952	The Bank of New York Institutional Cash Reserves Fund		262,009,952

	Total Securities Lending Collateral
	(Cost $262,009,952)		262,009,952

	Total Short-Term Investments
	(Cost $339,181,582)		339,181,582

	Total Investments in Securities
	(Cost $1,282,008,857)*	118.6%	$ 1,617,289,297
	Other Assets and Liabilities — Net	(18.6)	(253,273,391)
	Net Assets	100.0%	$ 1,364,015,906

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $1,283,352,573.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$350,590,122
	Gross Unrealized Depreciation		(16,653,398)
	Net Unrealized Appreciation		$333,936,724

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Beverages: 5.0%
21,300		Coca-Cola Co.	$ 1,022,400
15,200		PepsiCo, Inc.	966,112
			1,988,512
		Biotechnology: 13.0%
32,000	@	Amgen, Inc.	1,788,160
21,900	@	Biogen Idec, Inc.	971,922
29,200	@	Genentech, Inc.	2,397,904
			5,157,986
		Cosmetics/Personal Care: 3.6%
22,503		Procter & Gamble Co.	1,421,289
			1,421,289
		Diversified Financial Services: 7.8%
19,800		Merrill Lynch & Co., Inc.	1,617,066
13,800		Morgan Stanley	1,086,888
12,400	@	Nasdaq Stock Market, Inc.	364,684
			3,068,638
		Food: 2.9%
22,575		WM Wrigley Jr. Co.	1,149,745
			1,149,745
		Healthcare — Products: 4.3%
14,500		Johnson & Johnson	873,770
16,600		Medtronic, Inc.	814,396
			1,688,166
		Insurance: 6.7%
15,200		American International Group, Inc.	1,021,744
15	@	Berkshire Hathaway, Inc.	1,634,850
			2,656,594
		Internet: 19.5%
28,400	@	Akamai Technologies, Inc.	1,417,728
62,000	@	Amazon.com, Inc.	2,466,980
37,100	@	eBay, Inc.	1,229,865
32,800	@	IAC/InterActiveCorp.	1,236,888
43,300	@	Yahoo!, Inc.	1,354,857
			7,706,318
		Media: 5.8%
59,526		Time Warner, Inc.	1,173,853
33,000		Walt Disney Co.	1,136,190
			2,310,043
		Pharmaceuticals: 2.5%
38,618		Pfizer, Inc.	975,491
			975,491
		Retail: 2.4%
25,600		Home Depot, Inc.	940,544
			940,544
		Semiconductors: 6.1%
52,800		Intel Corp.	1,010,064
46,100		Texas Instruments, Inc.	1,387,610
			2,397,674
		Software: 8.3%
25,900	@	Electronic Arts, Inc.	1,304,324
34,100		Microsoft Corp.	950,367
44,300	@	Red Hat, Inc.	1,015,799
			3,270,490
		Telecommunications: 10.4%
44,000	@	Cisco Systems, Inc.	1,123,320
39,300	@	Juniper Networks, Inc.	773,424
62,200		Motorola, Inc.	1,099,074
26,700		Qualcomm, Inc.	1,139,022
			4,134,840
		Total Common Stock
		(Cost $34,483,227)	38,866,330

Principal Amount		Value
SHORT-TERM INVESTMENTS: 0.7%
	U.S. Government Agency Obligations: 0.7%
$ 277,000	Federal Home Loan Bank, 4.750%, due 04/02/07	$276,927

	Total Short-Term Investments
	(Cost $276,927)	276,927

PORTFOLIO OF INVESTMENTS
ING Legg Mason Partners Large Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS (continued)
		Total Investments in Securities
		(Cost $34,760,154)*	99.0%	$39,143,257
		Other Assets and Liabilities — Net	1.0	389,300
		Net Assets	100.0%	$39,532,557

	@	Non-income producing security

	*	Cost for federal income tax purposes is $35,352,002.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,856,614
		Gross Unrealized Depreciation		(1,065,359)
		Net Unrealized Appreciation		$3,791,255

PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio	as of March 31, 2007 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.7%
		Federal Home Loan Bank: 3.6%
$1,595,000		5.125%, due 08/14/13	$1,616,470
			1,616,470
		Federal Home Loan Mortgage Corporation: 23.2%
336,813		4.194%, due 01/01/34	331,332
286,908		4.684%, due 03/01/35	285,201
241,770		5.000%, due 01/01/19	239,120
1,640,606	S	5.000%, due 04/01/20	1,619,170
149,848		5.000%, due 05/01/20	147,890
1,247,373		5.000%, due 10/01/20	1,231,074
649,239		5.000%, due 12/01/20	640,756
1,029,769		5.000%, due 04/01/21	1,015,909
132,782		5.500%, due 01/01/21	133,150
792,672		5.500%, due 03/01/21	794,595
3,379,778		5.500%, due 01/01/22	3,387,977
265,647		5.722%, due 11/01/35	266,360
44,475	C	6.500%, due 06/15/08	44,322
210,284		7.000%, due 04/01/32	218,263
			10,355,119
		Federal National Mortgage Association: 45.3%
222,071		3.500%, due 08/01/33	220,576
342,214		4.851%, due 08/01/35	341,433
1,132,226		4.940%, due 01/01/13	1,123,710
396,483		5.015%, due 04/01/35	397,233
623,002		5.252%, due 10/01/35	639,966
445,837		5.394%, due 04/01/36	458,477
662,580		5.410%, due 09/01/36	665,485
283,385		5.488%, due 04/01/36	285,334
451,490		5.488%, due 11/01/36	454,138
556,132		5.491%, due 04/01/36	559,878
11,110,423		5.500%, due 02/01/36	10,998,018
2,668,558		5.500%, due 03/01/36	2,641,561
405,966		5.518%, due 04/01/36	408,988
160,830		5.576%, due 01/01/37	159,203
350,009		5.764%, due 10/01/36	353,110
225,359		5.960%, due 05/01/36	228,334
264,592		6.000%, due 04/01/36	266,642
			20,202,086
		Government National Mortgage Association: 11.6%
4,149,112		5.500%, due 02/15/36	4,128,108
1,020,519		5.500%, due 04/15/36	1,015,353
			5,143,461
		Total U.S. Government Agency Obligations
		(Cost $36,840,266)	37,317,136
U.S. TREASURY OBLIGATIONS: 15.6%
		U.S. Treasury Bonds: 14.9%
4,111,000	S	4.250%, due 11/15/13	4,035,045
2,533,000	S	4.500%, due 02/15/36	2,388,938
61,000		4.625%, due 02/15/17	60,895
114,000	S	6.125%, due 08/15/29	132,623
			6,617,501
		U.S. Treasury STRIP: 0.7%
1,255,000	^^	Discount Note, due 02/15/36	314,640
			314,640
		Total U.S. Treasury Obligations
		(Cost $7,009,360)	6,932,141
		Total Long-Term Investments
		(Cost $43,849,626)	44,249,277
SHORT-TERM INVESTMENTS: 6.0%
		Repurchase Agreement: 6.0%
2,690,000		Nomura Securities, Inc. Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $2,691,188 to be received upon repurchase (Collateralized by $2,715,000 Federal Home Loan Bank, 5.000%, Market Value plus accrued interest $2,816,575, due 03/09/12)	2,690,000
		Total Short-Term Investments
		(Cost $2,690,000)	2,690,000

PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount	Value

SHORT-TERM INVESTMENTS (continued)
Total Investments in Securities (Cost $46,539,626)*	105.3%	$46,939,277
Other Assets and Liabilities — Net	(5.3)	(2,368,759)
Net Assets	100.0%	$44,570,518

STRIP	Separate Trading of Registered Interest and Principal of Securities
C	Bond may be called prior to maturity date.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $46,551,061.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$491,221
	Gross Unrealized Depreciation	(103,005)
	Net Unrealized Appreciation	$388,216

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 1.5%
73,400		L-3 Communications Holdings, Inc.	$6,420,298
			6,420,298
		Beverages: 1.8%
344,142	@	Constellation Brands, Inc.	7,288,928
			7,288,928
		Building Materials: 2.6%
190,172	@, @@	Cemex SA de CV ADR	6,228,133
140,400	@	Owens Corning, Inc.	4,473,144
			10,701,277
		Coal: 2.3%
190,100		Arch Coal, Inc.	5,834,169
97,900		Peabody Energy Corp.	3,939,496
			9,773,665
		Computers: 1.4%
99,100	@	Lexmark International, Inc.	5,793,386
			5,793,386
		Diversified Financial Services: 7.0%
200,900		Countrywide Financial Corp.	6,758,276
44,950		Goldman Sachs Group, Inc.	9,288,019
96,300		Merrill Lynch & Co., Inc.	7,864,821
65,000		Morgan Stanley	5,119,400
			29,030,516
		Electric: 4.2%
108,600	@	Mirant Corp.	4,393,956
105,300	@	NRG Energy, Inc.	7,585,812
83,000		TXU Corp.	5,320,300
			17,300,068
		Engineering & Construction: 1.8%
237,100	@@	Chicago Bridge & Iron Co. NV	7,290,825
			7,290,825
		Healthcare — Products: 3.9%
255,100	@	Boston Scientific Corp.	3,709,154
114,600		Medtronic, Inc.	5,622,276
79,140	@	Zimmer Holdings, Inc.	6,759,347
			16,090,777
		Healthcare — Services: 5.6%
187,600		Aetna, Inc.	8,215,004
154,600		UnitedHealth Group, Inc.	8,189,162
83,600	@	WellPoint, Inc.	6,779,960
			23,184,126
		Home Builders: 10.7%
161,900		Centex Corp.	6,764,182
345,100		D.R. Horton, Inc.	7,592,200
245,800	@	Hovnanian Enterprises, Inc.	6,184,328
179,400		KB Home	7,654,998
162,200		Lennar Corp.	6,846,462
14,300	@	NVR, Inc.	9,509,500
			44,551,670
		Home Furnishings: 0.5%
25,000		Whirlpool Corp.	2,122,750
			2,122,750
		Insurance: 5.1%
126,820		American International Group, Inc.	8,524,840
2,600	@	Berkshire Hathaway, Inc.	9,464,000
33,400		Hartford Financial Services Group, Inc.	3,192,372
			21,181,212
		Internet: 2.6%
224,800	@, @@	Check Point Software Technologies	5,008,544
334,400	@	Symantec Corp.	5,785,120
			10,793,664
		Iron/Steel: 2.1%
88,100		United States Steel Corp.	8,736,877
			8,736,877

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Leisure Time: 1.2%
87,700		Harley-Davidson, Inc.		$5,152,375
				5,152,375
		Machinery — Construction & Mining: 6.2%
133,700		Caterpillar, Inc.		8,961,911
187,600		Joy Global, Inc.		8,048,040
123,700	@	Terex Corp.		8,876,712
				25,886,663
		Mining: 4.6%
118,700		Freeport-McMoRan Copper & Gold, Inc.		7,856,753
70,900	@@	Teck Cominco Ltd.		4,934,640
124,900	@@	Xstrata PLC		6,414,590
				19,205,983
		Miscellaneous Manufacturing: 1.5%
171,200		General Electric Co.		6,053,632
				6,053,632
		Oil & Gas: 14.4%
146,600	@@	Canadian Natural Resources Ltd.		8,090,854
79,100	@	Denbury Resources, Inc.		2,356,389
57,900		EOG Resources, Inc.		4,130,586
53,500		ExxonMobil Corp.		4,036,575
79,000		Noble Corp.		6,215,720
56,400	@@	Petroleo Brasileiro SA ADR		5,612,364
99,400	@	Quicksilver Resources, Inc.		3,953,138
117,700	@	Southwestern Energy Co.		4,823,346
78,200	@@	Suncor Energy, Inc.		5,970,570
235,280	@@	Talisman Energy, Inc.		4,131,517
100,300		Valero Energy Corp.		6,468,347
75,500		XTO Energy, Inc.		4,138,155
				59,927,561
		Oil & Gas Services: 2.9%
175,800		Halliburton Co.		5,579,892
80,900	@	National Oilwell Varco, Inc.		6,293,211
				11,873,103
		Pharmaceuticals: 1.8%
7,100	@	NBTY, Inc.		376,584
113,200	@@	Shire PLC ADR		7,007,080
				7,383,664
		Retail: 5.6%
108,300		Best Buy Co., Inc.		5,276,376
131,900		Federated Department Stores, Inc.		5,942,095
85,000		JC Penney Co., Inc.		6,983,600
190,200		TJX Cos., Inc.		5,127,792
				23,329,863
		Savings & Loans: 0.3%
101,400		Hudson City Bancorp., Inc.		1,387,152
				1,387,152
		Semiconductors: 1.1%
154,600		Texas Instruments, Inc.		4,653,460
				4,653,460
		Software: 4.1%
277,100	@	Activision, Inc.		5,248,274
199,180		Microsoft Corp.		5,551,147
338,710	@	Oracle Corp.		6,140,812
				16,940,233
		Telecommunications: 1.0%
90,500	@@	China Mobile Ltd. ADR		4,058,925
				4,058,925
		Transportation: 1.1%
39,600	@@	Frontline Ltd.		1,382,278
109,772	@@	Ship Finance International Ltd.		3,011,236
				4,393,514
		Total Investments in Securities (Cost $392,599,121)*	98.9%	$410,506,167
		Other Assets and Liabilities — Net	1.1	4,369,278
		Net Assets	100.0%	$414,875,445

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2007 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $393,383,454
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$34,512,921
	Gross Unrealized Depreciation	(17,390,208)
	Net Unrealized Appreciation	$17,122,713

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.9%
		Aerospace/Defense: 3.2%
6,100	@@	Empresa Brasileira de Aeronautica SA ADR	$279,746
2,700		L-3 Communications Holdings, Inc.	236,169
			515,915
		Beverages: 1.7%
13,200	@	Constellation Brands, Inc.	279,576
			279,576
		Coal: 1.8%
5,300		Arch Coal, Inc.	162,657
3,100		Peabody Energy Corp.	124,744
			287,401
		Commercial Services: 1.4%
8,100	@	United Rentals, Inc.	222,750
			222,750
		Computers: 2.5%
3,600	@	Affiliated Computer Services, Inc.	211,968
3,125	@	Lexmark International, Inc.	182,688
			394,656
		Diversified Financial Services: 3.4%
2,050		Bear Stearns Cos., Inc.	308,218
7,300		IndyMac Bancorp., Inc.	233,965
			542,183
		Electric: 6.5%
1,100		Constellation Energy Group, Inc.	95,645
5,600		DPL, Inc.	174,104
2,600		Edison International	127,738
5,800	@	Mirant Corp.	234,668
3,300	@	NRG Energy, Inc.	237,732
2,800		TXU Corp.	179,480
			1,049,367
		Electronics: 1.5%
6,500	@	Avnet, Inc.	234,910
			234,910
		Engineering & Construction: 1.5%
8,100	@@	Chicago Bridge & Iron Co. NV	249,075
			249,075
		Food: 1.6%
3,400	@	Smithfield Foods, Inc.	101,830
8,200		Tyson Foods, Inc.	159,162
			260,992
		Healthcare — Services: 3.5%
5,600		Aetna, Inc.	245,224
4,100	@	Coventry Health Care, Inc.	229,805
2,400	@	LifePoint Hospitals, Inc.	91,728
			566,757
		Holding Companies — Diversified: 0.7%
4,800		Walter Industries, Inc.	118,800
			118,800
		Home Builders: 9.4%
5,200		Centex Corp.	217,256
9,200	@	Hovnanian Enterprises, Inc.	231,472
5,500		KB Home	234,685
5,500		Lennar Corp.	232,155
7,000	@	Meritage Homes Corp.	224,840
440	@	NVR, Inc.	292,600
1,800		Ryland Group, Inc.	75,942
			1,508,950
		Home Furnishings: 1.1%
2,150		Whirlpool Corp.	182,557
			182,557

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Insurance: 4.5%
1,800		Cigna Corp.	$256,788
5,800	@@	Endurance Specialty Holdings Ltd.	207,292
8,100		Fidelity National Title Group, Inc.	194,481
1,600		PMI Group, Inc.	72,352
			730,913
		Internet: 1.0%
7,000	@, @@	Check Point Software Technologies	155,960
			155,960
		Iron/Steel: 3.9%
4,400		Cleveland-Cliffs, Inc.	281,644
3,400		United States Steel Corp.	337,178
			618,822
		Leisure Time: 0.9%
2,400		Harley-Davidson, Inc.	141,000
			141,000
		Machinery — Construction & Mining: 3.8%
6,650		Joy Global, Inc.	285,285
4,600	@	Terex Corp.	330,096
			615,381
		Mining: 3.7%
5,500		Freeport-McMoRan Copper & Gold, Inc.	364,043
3,200	@@	Teck Cominco Ltd.	222,720
			586,763
		Miscellaneous Manufacturing: 2.4%
1,700		Eaton Corp.	142,052
5,500	@@	Ingersoll-Rand Co.	238,535
			380,587
		Oil & Gas: 8.3%
4,500	@@	Canadian Natural Resources Ltd.	248,355
5,000	@	Denbury Resources, Inc.	148,950
2,900		Noble Corp.	228,172
4,000	@	Quicksilver Resources, Inc.	159,080
3,700	@	Southwestern Energy Co.	151,626
1,500		Sunoco, Inc.	105,660
7,775	@@	Talisman Energy, Inc.	136,529
2,900		XTO Energy, Inc.	158,949
			1,337,321
		Oil & Gas Services: 1.9%
3,500	@	Oceaneering International, Inc.	147,420
4,700	@	Oil States International, Inc.	150,823
			298,243
		Pharmaceuticals: 4.7%
5,800	@	Endo Pharmaceuticals Holdings, Inc.	170,520
3,400	@	NBTY, Inc.	180,336
3,900		Omnicare, Inc.	155,103
3,900	@@	Shire PLC ADR	241,410
			747,369
		Pipelines: 1.8%
2,800		National Fuel Gas Co.	121,128
5,800		Williams Cos., Inc.	165,068
			286,196
		Real Estate Investment Trusts: 5.6%
10,400		Annaly Capital Management, Inc.	160,992
3,500		Colonial Properties Trust	159,845
1,700		Developers Diversified Realty Corp.	106,930
4,000		First Industrial Realty Trust, Inc.	181,200
4,700		iStar Financial, Inc.	220,101
1,800		Ventas, Inc.	75,834
			904,902
		Retail: 5.0%
4,400		Advance Auto Parts, Inc.	169,620
5,000	@	Aeropostale, Inc.	201,150
10,100		Circuit City Stores, Inc.	187,153
6,100	@	HOT Topic, Inc.	67,710
6,300		TJX Cos., Inc.	169,848
			795,481

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Savings & Loans: 1.0%
11,500		Hudson City Bancorp., Inc.		$157,320
				157,320
		Semiconductors: 0.6%
2,500	@	International Rectifier Corp.		95,525
				95,525
		Software: 2.4%
10,000	@	Activision, Inc.		189,400
9,800	@	Take-Two Interactive Software, Inc.		197,372
				386,772
		Telecommunications: 1.0%
11,300	@	Arris Group, Inc.		159,104
				159,104
		Transportation: 1.6%
2,700	@@	Frontline Ltd.		95,850
5,967	@@	Ship Finance International Ltd.		163,675
				259,525
		Total Investments in Securities (Cost $14,075,849)*	93.9%	$15,071,073
		Other Assets and Liabilities — Net	6.1	981,559
		Net Assets	100.0%	$16,052,632

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $ 14,070,347.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,803,247
	Gross Unrealized Depreciation	(802,521)
	Net Unrealized Appreciation	$1,000,726

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 66.9%
		Aerospace/Defense: 2.9%
26,400		Boeing Co.	$2,347,224
			2,347,224
		Banks: 3.8%
75,700		Bank of New York Co., Inc.	3,069,632
			3,069,632
		Beverages: 1.6%
25,900		Coca-Cola Co.	1,243,200
			1,243,200
		Biotechnology: 4.7%
32,200	@, L	Amgen, Inc.	1,799,336
50,800	@, L	Medimmune, Inc.	1,848,612
9,329	@, L	Nektar Therapeutics	121,837
			3,769,785
		Commercial Services: 1.4%
30,700	@, W	ChoicePoint, Inc.	1,149,101
			1,149,101
		Computers: 3.3%
191,500	@, L	EMC Corp.	2,652,275
			2,652,275
		Cosmetics/Personal Care: 1.5%
17,700		Colgate-Palmolive Co.	1,182,183
			1,182,183
		Diversified Financial Services: 2.9%
27,569	L	Countrywide Financial Corp.	927,421
501	L	Fortress Investment Group, LLC	14,369
16,800		Merrill Lynch & Co., Inc.	1,372,056
			2,313,846
		Electric: 1.4%
12,900	L	Dominion Resources, Inc.	1,145,133
			1,145,133
		Healthcare — Services : 1.9%
35,100		Aetna, Inc.	1,537,029
			1,537,029
		Home Builders: 3.3%
63,800	L	Centex Corp.	2,665,564
			2,665,564
		Insurance: 4.6%
20,200		AMBAC Financial Group, Inc.	1,745,078
305,000		Conseco, Inc. - Escrow	—
20,300		Hartford Financial Services Group, Inc.	1,940,274
			3,685,352
		Leisure Time: 4.2%
79,600	L	Royal Caribbean Cruises Ltd.	3,355,936
			3,355,936
		Miscellaneous Manufacturing: 2.4%
23,000		Eaton Corp.	1,921,880
			1,921,880
		Oil & Gas: 8.9%
16,600		Chevron Corp.	1,227,736
69,200		ConocoPhillips	4,729,820
19,000	L	GlobalSantaFe Corp.	1,171,920
			7,129,476
		Pharmaceuticals: 6.5%
30,000		Abbott Laboratories	1,674,000
40,000	@@	Roche Holding AG ADR	3,522,280
			5,196,280
		Real Estate Investment Trusts: 0.6%
29,850		Annaly Capital Management, Inc.	462,078
			462,078
		Retail: 5.3%
16,200		Petsmart, Inc.	533,952
17,000		Walgreen Co.	780,130
25,300		Wal-Mart Stores, Inc.	1,187,835
30,300	L	Yum! Brands, Inc.	1,750,128
			4,252,045
		Semiconductors: 0.9%
65,203	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	700,932
			700,932
		Software: 1.3%
37,800		Microsoft Corp.	1,053,486
			1,053,486

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications: 3.5%
8,900	@, L	NII Holdings, Inc.	$660,202
113,400		Sprint Nextel Corp.	2,150,064
			2,810,266
		Total Common Stock (Cost $50,575,073)	53,642,703

Principal Amount			Value
CORPORATE BONDS/NOTES: 27.6%
		Aerospace/Defense: 1.5%
$665,000	C	General Dynamics Corp., 4.500%, due 08/15/10	$656,344
585,000	C	Raytheon Co., 6.750%, due 08/15/07	587,556
			1,243,900
		Auto Manufacturers: 0.5%
400,000		DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	398,190
			398,190
		Banks: 2.0%
720,000		Bank of America Corp., 4.375%, due 12/01/10	704,761
220,000		US Bancorp., 4.500%, due 07/29/10	216,343
200,000		US Bancorp., 5.300%, due 04/28/09	201,413
460,000	L	Wachovia Corp., 4.375%, due 06/01/10	451,603
			1,574,120
		Chemicals: 0.8%
635,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	620,332
			620,332
		Cosmetics/Personal Care: 0.8%
555,000	C, L	Procter & Gamble Co., 3.500%, due 12/15/08	541,063
130,000		Procter & Gamble Co., 6.875%, due 09/15/09	135,888
			676,951
		Diversified Financial Services: 10.1%
260,000		American Express Credit Corp., 3.000%, due 05/16/08	253,954
405,000		American Express Credit Corp., 5.000%, due 12/02/10	405,207
520,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	524,957
470,000		Bear Stearns Cos., Inc., 7.800%, due 08/15/07	474,092
575,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	611,618
325,000		CIT Group, Inc., 4.750%, due 12/15/10	320,262
260,000		Citigroup, Inc., 4.625%, due 08/03/10	257,325
300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	311,509
610,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	610,071
350,000		General Electric Capital Corp., 4.875%, due 10/21/10	348,444
200,000		General Electric Capital Corp., 6.000%, due 06/15/12	208,038
600,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	611,187
260,000		HSBC Finance Corp., 4.125%, due 11/16/09	253,984
200,000		HSBC Finance Corp., 7.000%, due 05/15/12	214,862
610,000	L	International Lease Finance Corp., 5.625%, due 06/01/07	610,188
325,000		John Deere Capital Corp., 7.000%, due 03/15/12	351,649
605,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	604,824
640,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	630,004
500,000		SLM Corp., 4.500%, due 07/26/10	490,376
			8,092,551
		Environmental Control: 0.2%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	127,296
			127,296
		Food: 2.0%
530,000	C	General Mills, Inc., 6.000%, due 02/15/12	548,781
545,000	C	Kellogg Co., 2.875%, due 06/01/08	529,894
520,000	C	Safeway, Inc., 4.800%, due 07/16/07	518,728
			1,597,403
		Insurance: 0.7%
540,000	C	Berkshire Hathaway Finance Corp., 3.375%, due 10/15/08	525,863
2,345,000		Conseco Finance Trust II - Escrow, Discount Note, due 11/15/26	—
2,350,000		Conseco Finance Trust II - Escrow, Discount Note, due 04/01/27	—
			525,863
		Media: 1.8%
360,000		CBS Corp. - Class B, 5.625%, due 05/01/07	360,049
125,000		News America Holdings, 9.250%, due 02/01/13	148,454
280,000		Time Warner Entertainment Co. LP, 7.250%, due 09/01/08	286,206
645,000	C	Walt Disney Co., 5.700%, due 07/15/11	660,529
			1,455,238
		Oil & Gas: 2.0%
620,000	@@, C, L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	615,464
595,000	C	Marathon Oil Corp., 5.375%, due 06/01/07	594,898
405,000	C	Valero Energy Corp., 6.125%, due 04/15/07	405,021
			1,615,383

PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Pipelines: 0.5%
$415,000	C	Spectra Energy Capital, LLC, 7.500%, due 10/01/09		$436,875
				436,875
530,000	C	Retail: 0.7%
		CVS Corp., 3.875%, due 11/01/07		525,428
				525,428
		Savings & Loans: 0.5%
425,000		World Savings Bank FSB, 4.125%, due 03/10/08		418,918
				418,918
		Telecommunications: 2.7%
585,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11		588,369
630,000		Motorola, Inc., 4.608%, due 11/16/07		626,667
385,000	C	New Cingular Wireless Services, Inc., 7.500%, due 05/01/07		385,629
350,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10		374,142
200,000	C	Verizon Global Funding Corp., 7.375%, due 09/01/12		220,029
				2,194,836
		Transportation: 0.8%
625,000		Fedex Corp., 2.650%, due 04/01/07		624,953
				624,953
		Total Corporate Bonds/Notes
		(Cost $22,136,331)		22,128,237
		Total Long-Term Investments
		(Cost $72,711,404)		75,770,940
SHORT-TERM INVESTMENTS: 20.7%
		U.S. Government Agency Obligations: 3.6%
2,875,000		Federal Home Loan Bank, 4.750%, due 04/02/07		2,874,241
		Total U.S. Government Agency Obligations
		(Cost $2,874,241)		2,874,241
		Securities Lending Collateralcc: 17.1%
13,727,134		The Bank of New York Institutional Cash Reserves Fund		13,727,134
		Total Securities Lending Collateral
		(Cost $13,727,134)		13,727,134
		Total Short-Term Investments
		(Cost $16,601,375)		16,601,375
		Total Investments in Securities (Cost $89,312,779)*	115.2%	$92,372,315
		Other Assets and Liabilities — Net	(15.2)	(12,183,589)
		Net Assets	100.0%	$80,188,726

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $89,464,829.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,894,531
	Gross Unrealized Depreciation	(987,045)
	Net Unrealized Appreciation	$2,907,486

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Barbados: 0.3%
80,000		Everest Re Group Ltd.	$7,693,600
			7,693,600
		Bermuda: 1.1%
289,900		ACE Ltd.	16,541,694
192,200	L	XL Capital Ltd.	13,446,312
			29,988,006
		Brazil: 1.7%
351,200		Cia de Bebidas das Americas ADR	19,301,952
597,500	L	Empresa Brasileira de Aeronautica SA ADR	27,401,350
			46,703,302
		Canada: 1.7%
452,000	L	Husky Energy, Inc.	31,579,316
418,900	L	Manulife Financial Corp.	14,404,790
			45,984,106
		China: 0.0%
52,500	@	3SBio, Inc. ADR	578,550
			578,550
		Denmark: 0.3%
105,300		Novo-Nordik A/S	9,601,043
			9,601,043
		Finland: 0.7%
606,200	L	Fortum OYJ	17,654,532
35,975	L	Neste Oil OYJ	1,238,453
			18,892,985
		France: 5.6%
341,318		LVMH Moet Hennessy Louis Vuitton SA	37,910,402
153,646	@	NicOx SA	4,107,730
458,289		Sanofi-Aventis	39,877,519
145,525		Societe Generale	25,162,529
434,064	L	Technip SA	31,579,313
207,184		Total SA	14,474,001
			153,111,494
		Germany: 5.1%
169,948		Allianz AG	34,835,153
455,721		Bayerische Motoren Werke AG	26,921,247
656,241		SAP AG	29,284,665
446,984		Siemens AG	47,865,809
			138,906,874
		Hong Kong: 0.4%
1,021,000		Hutchison Whampoa Ltd.	9,805,461
			9,805,461
		India: 2.8%
1,780,014	X	ASC Enterprises Ltd.	5,147,358
2,936,984		Hindustan Lever Ltd.	13,804,026
174,600	L	ICICI Bank Ltd. ADR	6,416,550
654,765		Infosys Technologies Ltd.	30,263,079
1,547,838	@	Wire and Wireless India Ltd.	3,167,610
1,399,555	@	Zee News Ltd.	1,249,344
3,095,676		Zee Telefilms Ltd.	17,832,095
			77,880,062
		Ireland: 0.2%
489,045		Experian Group Ltd.	5,652,427
			5,652,427
		Italy: 0.5%
963,200	L	Bulgari S.p.A.	13,932,622
			13,932,622
		Japan: 11.3%
197,500		Canon, Inc.	10,604,615
474,700	L	Chugai Pharmaceutical Co., Ltd.	11,982,279
502,660		Credit Saison Co., Ltd.	16,480,237
79,100		Fanuc Ltd.	7,329,056
615,100		Hoya Corp.	20,321,403
3,926		KDDI Corp.	31,231,601
60,530		Keyence Corp.	13,618,943
150,500		Kyocera Corp.	14,139,256
372,000		Murata Manufacturing Co., Ltd.	27,017,144
104,500		Nidec Corp.	6,706,724
51,500	L	Nintendo Co., Ltd.	14,943,332
3,848	L	Resona Holdings, Inc.	10,309,264
274,000		Secom Co., Ltd.	12,660,336
377,600		Sega Sammy Holdings, Inc.	8,801,251
311,471		Seven & I Holdings Co., Ltd.	9,442,534
724,000		Shionogi & Co., Ltd.	13,015,028
740,800		Sony Corp.	37,439,621
401,100	L	Square Enix Co., Ltd.	10,305,865
837		Sumitomo Mitsui Financial Group, Inc.	7,577,777
417,400		Toyota Motor Corp.	26,730,680
			310,656,946
		Mexico: 2.4%
1,789,500		Fomento Economico Mexicano SA de CV ADR	19,742,741

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Mexico (continued)
2,471,900		Grupo Modelo SA	$12,663,778
1,116,800	L	Grupo Televisa SA ADR	33,280,640
			65,687,159
		Netherlands: 2.2%
894,293	L	European Aeronautic Defence and Space Co. NV	27,799,315
855,177	L	Koninklijke Philips Electronics NV	32,595,539
			60,394,854
		Norway: 0.6%
795,500	L	Tandberg ASA	16,446,994
			16,446,994
		Singapore: 0.2%
2,278,800		Singapore Press Holdings Ltd.	6,600,169
			6,600,169
		South Korea: 1.9%
67,358		Hyundai Heavy Industries	13,402,592
28,171		Samsung Electronics Co., Ltd.	16,796,213
980,700		SK Telecom Co., Ltd. ADR	22,967,994
			53,166,799
		Spain: 1.1%
481,300		Inditex SA	30,061,319
			30,061,319
		Sweden: 6.4%
992,600		Hennes & Mauritz AB	57,125,993
691,743	L	Investor AB	16,458,526
27,738,400		Telefonaktiebolaget LM Ericsson	102,834,084
			176,418,603
		Switzerland: 3.5%
558,597		Credit Suisse Group	40,212,668
251,565		Novartis AG	14,053,956
193,407		Roche Holding AG	34,356,101
35,330		Syngenta AG	6,733,132
			95,355,857
		Taiwan: 1.5%
8,747,000	@	Benq Corp.	3,488,625
1,913,700		MediaTek, Inc.	21,900,385
8,334,766		Taiwan Semiconductor Manufacturing Co., Ltd.	16,961,506
			42,350,516
		United Kingdom: 12.7%
317,700		BP PLC ADR	20,571,075
974,528		Burberry Group PLC	12,527,453
2,698,380		Cadbury Schweppes PLC	34,681,588
793,491		Diageo PLC	16,084,573
1,487,321	L	HSBC Holdings PLC	25,944,092
781,263		Pearson PLC	13,441,452
1,791,536		Prudential PLC	25,315,299
877,856		Reckitt Benckiser PLC	45,779,227
1,155,547		Royal Bank of Scotland Group PLC	45,237,824
1,395,254		Smith & Nephew PLC	17,756,040
2,845,561		Tesco PLC	24,903,281
19,228,066		Vodafone Group PLC	51,413,098
1,005,548		WPP Group PLC	15,267,955
			348,922,957
		United States: 34.2%
334,800		3M Co.	25,588,764
852,200	@, L	Adobe Systems, Inc.	35,536,740
1,722,300	@, L	Advanced Micro Devices, Inc.	22,493,238
244,100	@, L	Affymetrix, Inc.	7,340,087
867,100	@	Altera Corp.	17,333,329
188,800	@	Amgen, Inc.	10,550,144
535,800	@, L	Atherogenics, Inc.	1,505,598
647,200		Automatic Data Processing, Inc.	31,324,480
78,400		Avon Products, Inc.	2,921,184
4,540	@	Berkshire Hathaway, Inc.	16,525,600
209,500		Boeing Co.	18,626,645
1,068,354	@	Boston Scientific Corp.	15,533,867
716,200	L	Carnival Corp.	33,561,132
258,200		Chevron Corp.	19,096,472
458,700	@	Cisco Systems, Inc.	11,710,611
267,400	@	Coach, Inc.	13,383,370
274,900		Colgate-Palmolive Co.	18,360,571
1,264,600	@	Corning, Inc.	28,757,004
595,600	@, L	Cree, Inc.	9,803,576
1,325,800	@	eBay, Inc.	43,950,270
621,600		Emerson Electric Co.	26,784,744
138,600	@, L	Genentech, Inc.	11,381,832
173,000	@	Getty Images, Inc.	8,412,990
316,600	@	Gilead Sciences, Inc.	24,219,900
122,600		GlobalSantaFe Corp.	7,561,968
195,000	@, L	InterMune, Inc.	4,808,700
381,400		International Game Technology	15,400,932
262,300	@	International Rectifier Corp.	10,022,483
885,000	@	Intuit, Inc.	24,213,600
106,100		Johnson & Johnson	6,393,586
285,100		JP Morgan Chase & Co.	13,793,138
1,560,900	@, L	Juniper Networks, Inc.	30,718,512
357,200		Linear Technology Corp.	11,283,948
167,300		Lockheed Martin Corp.	16,231,446

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
698,300		Maxim Integrated Products	$20,530,020
401,300		McDonald’s Corp.	18,078,565
190,700		Medtronic, Inc.	9,355,742
1,664,100		Microsoft Corp.	46,378,467
369,500		Morgan Stanley	29,101,820
170,700	@, L	Nektar Therapeutics	2,229,342
433,500		Northern Trust Corp.	26,070,690
185,700		Northrop Grumman Corp.	13,782,654
146,200	@	Nuvelo, Inc.	538,016
307,800		Raytheon Co.	16,147,188
130,400	@, L	Regeneron Pharmaceuticals, Inc.	2,819,248
91,500	@, L	Scientific Games Corp.	3,003,945
6,755,439	@, L	Sirius Satellite Radio, Inc.	21,617,405
204,900	@	Theravance, Inc.	6,044,550
561,300		Tiffany & Co.	25,527,924
378,000	@	Transocean, Inc.	30,882,600
539,600		Wal-Mart Stores, Inc.	25,334,220
781,900		Walt Disney Co.	26,920,817
579,300		Xilinx, Inc.	14,905,389
187,900	@	Yahoo!, Inc.	5,879,391
			940,278,454
		Total Common Stock
		(Cost $2,107,212,444)	2,705,071,159
PREFERRED STOCK: 0.8%
		Germany: 0.8%
14,342		Porsche AG	21,942,045
		Total Preferred Stock
		(Cost $9,475,731)	21,942,045
		Total Long-Term Investments
		(Cost $2,116,688,175)	2,727,013,204

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.9%
	U.S. Government Agency Obligations: 0.2%
$5,340,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$5,338,591
	Total U.S. Government Agency Obligations
	(Cost $5,338,591)		5,338,591
	Securities Lending Collateralcc: 10.7%
294,760,445	The Bank of New York Institutional Cash Reserves Fund		294,760,445
	Total Securities Lending Collateral
	(Cost $294,760,445)		294,760,445
	Total Short-Term Investments
	(Cost $300,099,036)		300,099,036

	Total Investments in Securities
	(Cost $2,416,787,211)*	110.1%	$3,027,112,240
	Other Assets and Liabilities — Net	(10.1)	(278,118,612)
	Net Assets	100.0%	$2,748,993,628

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $2,432,669,614 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$650,251,805
	Gross Unrealized Depreciation	(55,809,179)
	Net Unrealized Appreciation	$594,442,626

Percentage of
Industry	Net Assets
Advertising	0.9%
Aerospace/Defense	4.4
Apparel	0.9
Auto Manufacturers	2.8
Banks	5.3
Beverages	2.5
Biotechnology	1.6
Chemicals	0.2
Commercial Services	0.7
Computers	0.1
Cosmetics/Personal Care	0.8
Diversified Financial Services	3.6
Electric	0.6

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2007 (Unaudited) (continued)

Electrical Components & Equipment	1.0%
Electronics	4.2
Entertainment	0.7
Food	2.2
Hand/Machine Tools	0.2
Healthcare - Products	1.8
Holding Companies - Diversified	1.7
Home Furnishings	1.4
Household Products/Wares	2.2
Insurance	4.7
Internet	1.8
Investment Companies	0.6
Leisure Time	1.5
Media	4.6
Miscellaneous Manufacturing	2.7
Office/Business Equipment	0.4
Oil & Gas	4.6
Oil & Gas Services	1.1
Pharmaceuticals	5.6
Retail	6.5
Semiconductors	5.9
Shipbuilding	0.5
Software	7.5
Telecommunications	10.9
Toys/Games/Hobbies	0.5
Short-Term Investments	10.9
Other Assets and Liabilities - Net	(10.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 0.6%
		Commercial Services: 0.0%
785	@@	Societe Des Autoroutes Paris-Rhin-Rhone	$71,593
			71,593
		Diversified Financial Services: 0.5%
199,692	@	Adelphia Recovery Trust	13,978
144,498		Arco Capital Corp., Ltd.	2,167,470
459		Goldman Sachs Group, Inc.	94,843
			2,276,291
		Engineering & Construction: 0.0%
16,000	@@	Okumura Corp.	87,632
			87,632
		Media: 0.1%
3,025	@	Time Warner Cable, Inc.	113,347
			113,347
		Total Common Stock
		(Cost $2,534,941)	2,548,863
PREFERRED STOCK: 0.0%
		Media: 0.0%
17	P	ION Media Networks, Inc.	132,600
		Total Preferred Stock
		(Cost $137,324)	132,600

Notional Amount		Value
OPTIONS PURCHASED: 0.0%
$5,610,000	Currency Option OTC - Deutsche Bank
	Put on FX Carry Basket
	Strike @ $95.000-Exp 07/25/07	$47,685
	Total Options Purchased
	(Cost $47,685)	47,685

Principal Amount			Value
CORPORATE BONDS/NOTES: 26.6%
		Advertising: 0.5%
$278,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$272,440
410,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	400,775
565,000	C, L	R.H. Donnelley Corp., 6.875%, due 01/15/13	552,288
925,000	C, L	R.H. Donnelley Corp., 8.875%, due 01/15/16	987,438
300,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	293,250
			2,506,191
		Aerospace/Defense: 0.4%
275,000	C, S	Alliant Techsystems, Inc., 6.750%, due 04/01/16	276,375
340,000	C, L	DRS Technologies, Inc., 6.625%, due 02/01/16	345,100
60,000	C	DRS Technologies, Inc., 7.625%, due 02/01/18	62,700
50,000	C, S	L-3 Communications Corp., 5.875%, due 01/15/15	48,813
100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	98,750
525,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	523,031
300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	310,500
			1,665,269
		Agriculture: 0.2%
200,000	C, L	Hines Nurseries, Inc., 16.190%, due 10/01/11	163,000
300,000	@@, #, C	MHP SA, 10.250%, due 11/30/11	310,500
435,000	C	Reynolds American, Inc., 7.250%, due 06/01/13	458,016
			931,516
		Apparel: 0.1%
352,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	388,080
225,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	213,188
			601,268
		Auto Parts & Equipment: 0.4%
500,000	C, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	525,625
270,000	C, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	297,675

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Auto Parts & Equipment (continued)
	$350,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	$366,625
	1,000	C	TRW Automotive, Inc., 9.375%, due 02/15/13	1,080
	50,000	C, L	Visteon Corp., 7.000%, due 03/10/14	44,000
	500,000	C, L	Visteon Corp., 8.250%, due 08/01/10	512,500
				1,747,505
			Banks: 3.0%
EUR	400,000	@@	Banco Bilbao Vizcaya Argentaria SA, 4.250%, due 07/15/14	533,495
	$930,000	@@, #, L	Banco BMG SA, 9.150%, due 01/15/16	999,750
	305,000	@@, #, C	Banco de Credito del Peru, 6.950%, due 11/07/21	304,238
	395,000	@@, #	Banco Hipotecario SA, 9.750%, due 04/27/16	418,700
EUR	460,000	@@	Depfa ACS Bank, 3.500%, due 03/16/11	599,712
EUR	1,320,000	@@	HBOS Treasury Services PLC, 4.375%, due 07/13/16	1,769,665
EUR	1,230,000	@@	HBOS Treasury Services PLC, 4.500%, due 07/13/21	1,651,350
	$290,000	@@	HSBC Bank PLC, 16.660%, due 07/08/09	209,525
	920,000	@@	HSBC Bank PLC, 19.380%, due 01/12/10	561,660
	290,000	@@	HSBC Bank PLC, 23.340%, due 03/09/09	198,679
	375,000	@@, #, S	HSBK Europe BV, 7.750%, due 05/13/13	395,156
	590,000	@@, #, C	ICICI Bank Ltd., 6.375%, due 04/30/22	585,862
	360,000	@@, #	Kuznetski Capital for Bank of Moscow, 7.375%, due 11/26/10	370,186
EUR	1,620,000		WM Covered Bond Program, 3.875%, due 09/27/11	2,131,746
EUR	2,455,000		WM Covered Bond Program, 4.000%, due 09/27/16	3,185,508
				13,915,232
			Beverages: 0.1%
	$290,000	C, L	Constellation Brands, Inc., 7.250%, due 09/01/16	295,075
				295,075
			Building Materials: 0.2%
	110,000	C	Gibraltar Industries, Inc., 8.000%, due 12/01/15	111,650
	200,000	C, S, L	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	202,000
	85,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	88,188
	350,000	C	Nortek, Inc. - Old, 8.500%, due 09/01/14	342,125
	335,000	C, L	NTK Holdings, Inc., 4.600%, due 03/01/14	244,550
				988,513
			Chemicals: 0.4%
	50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	52,375
	285,000	#, C, L	Georgia Gulf Corp., 10.750%, due 10/15/16	275,025
	470,000	#, C, L	Huntsman International, LLC, 7.375%, due 01/01/15	479,400
	55,000	#, C	Huntsman International, LLC, 7.875%, due 11/15/14	57,131
	300,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	288,750
	50,000	C	Innophos, Inc., 8.875%, due 08/15/14	52,000
	265,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	278,913
	145,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	155,875
	75,000	C	Lyondell Chemical Co., 10.500%, due 06/01/13	82,500
	70,000	#, C	Mosaic Co., 7.375%, due 12/01/14	73,325
	70,000	#, C, L	Mosaic Co., 7.625%, due 12/01/16	74,200
	57,000	C	Tronox Worldwide, LLC, 9.500%, due 12/01/12	60,705
				1,930,199
			Coal: 0.3%
	400,000	C, S	Arch Western Finance, LLC, 6.750%, due 07/01/13	395,500
	400,000	C, L	Foundation PA Coal Co., 7.250%, due 08/01/14	407,000
	90,000	C	Massey Energy Co., 6.875%, due 12/15/13	85,838
	400,000	C, S	Peabody Energy Corp., 6.875%, due 03/15/13	409,000
				1,297,338
			Commercial Services: 0.7%
	35,000	#, C	ACE Cash Express, Inc., 10.250%, due 10/01/14	36,225
	145,000	#, C	Aramark Corp., 8.500%, due 02/01/15	151,525
	90,000	#, C, L	Ashtead Capital, Inc., 9.000%, due 08/15/16	96,300
	85,000	#, C	Avis Budget Car Rental, LLC, 7.750%, due 05/15/16	86,913
	35,000	#, C	Avis Budget Car Rental, LLC, 7.860%, due 05/15/14	35,875
	250,000	C	Cenveo Corp., 7.875%, due 12/01/13	246,250
	85,000	C, S	Corrections Corp. of America, 6.250%, due 03/15/13	85,425
	100,000	C, L	DI Finance, 9.500%, due 02/15/13	107,000
	275,000	C, L	Education Management, LLC, 10.250%, due 06/01/16	297,000
	125,000	C	FTI Consulting, Inc., 7.750%, due 10/01/16	131,875
	100,000	C	H&E Equipment Services, Inc., 8.375%, due 07/15/16	106,750
	220,000	C	Hertz Corp., 8.875%, due 01/01/14	238,150

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Commercial Services (continued)
	$140,000	C, L	Hertz Corp., 10.500%, due 01/01/16	$160,300
	75,000	C	iPayment, Inc., 9.750%, due 05/15/14	77,250
	200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	205,000
	85,000	@@, #, C, L	Quebecor World Capital Corp., 8.750%, due 03/15/16	86,488
	100,000	C	Rent-A-Center, Inc., 7.500%, due 05/01/10	101,250
	900,000	C, L	United Rentals North America, Inc., 7.000%, due 02/15/14	902,250
				3,151,826
			Computers: 0.2%
	205,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	220,888
	555,000	C, L	SunGard Data Systems, Inc., 10.250%, due 08/15/15	608,419
				829,307
			Cosmetics/Personal Care: 0.1%
	275,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	281,875
				281,875
			Distribution/Wholesale: 0.0%
	185,000	C	SGS International, Inc., 12.000%, due 12/15/13	197,025
				197,025
			Diversified Financial Services: 3.1%
	$200,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	211,821
	255,000	@@	Astana Finance, 7.625%, due 02/16/09	254,760
	150,000	@@	Astana Finance, 9.000%, due 11/16/11	152,391
	862,761	@@, #	Autopistas Del Nordeste, 9.390%, due 04/15/24	910,213
	RUB 29,600,000	@@	Bank of Moscow, 7.250%, due 11/25/09	1,149,989
	$720,000	C, S, L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	821,462
	810,000	@@, #, C	C10 Capital, Ltd., 6.722%, due 12/31/16	800,301
	270,000	#, C, L	CCM Merger, Inc., 8.000%, due 08/01/13	272,700
	400,000	@@, C, S	Cloverie PLC, 9.615%, due 12/20/10	407,000
	60,000	C, S	Crystal US Holdings 3, LLC, 0.920%, due 10/01/14	56,025
	254,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	266,700
	150,000	C	E*Trade Financial Corp., 8.000%, due 06/15/11	158,625
	470,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	505,312
	565,000	#, C, L	Idearc, Inc., 8.000%, due 11/15/16	584,069
	1,284,350	@@, #	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	1,515,532
	240,000	@@, #, C, L	ISA Capital do Brasil SA, 7.875%, due 01/30/12	246,000
	300,000	@@, #, C, L	ISA Capital do Brasil SA, 8.800%, due 01/30/17	319,500
	RUB 18,200,000	@@, C	JSC RosBank, 8.000%, due 09/30/09	706,037
	50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	48,750
	455,000	@@, #, C	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	442,138
EUR	1,419,790	@@	Piazza Vittoria Finance Srl, Discount Note, due 07/20/10	1,893,393
	$76,000	#, C	Pinnacle Foods Finance, LLC, 9.250%, due 04/01/15	75,050
	461,000	#, C	Pinnacle Foods Finance, LLC, 10.625%, due 04/01/17	455,814
	400,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	427,500
	300,000	@@, #, C	Salisbury International Investments Ltd., 9.510%, due 07/22/11	300,000
	323,000	#, C, L	Sally Holdings, LLC, 9.250%, due 11/15/14	333,498
	199,000	#, C, L	Sally Holdings, LLC, 10.500%, due 11/15/16	205,468
	785,000		Tiers Trust, 0.960%, due 06/15/97	330,531
	190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	202,113
	553,000	C	Vanguard Health Holding Co. I, LLC, 2.380%, due 10/01/15	452,078
				14,504,770
			Electric: 2.0%
	75,000	C, S	AES Corp., 7.750%, due 03/01/14	79,125
	600,000	#, C, S	AES Corp., 8.750%, due 05/15/13	642,000
	395,000	@@, #, C	Aes Dominicana Energia Finance SA, 11.000%, due 12/13/15	408,825
	240,000	@@, #, C	AES Panama SA, 6.350%, due 12/21/16	239,799
	200,000	C, L	CMS Energy Corp., 7.500%, due 01/15/09	206,250
	85,000	C	Edison Mission Energy, 7.500%, due 06/15/13	88,188
	120,000	C	Edison Mission Energy, 7.750%, due 06/15/16	125,700
BRL	475,000	@@, #	Eletropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	268,590
	$465,000	@@, #	Majapahit Holding BV, 7.250%, due 10/17/11	478,950
	430,000	@@, #	Majapahit Holding BV, 7.750%, due 10/17/16	452,575
	740,000	C	Midwest Generation, LLC, 8.750%, due 05/01/34	806,600
	1,000,000	C	Mirant Americas Generation, LLC, 8.300%, due 05/01/11	1,030,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$200,000	C, L	Mirant Americas Generation, LLC, 9.125%, due 05/01/31	$214,000
PHP 23,800,000	@@	National Power Corp., 5.875%, due 12/19/16	493,264
$302,000	@@, #	National Power Corp., 6.875%, due 11/02/16	309,173
660,000	@@	National Power Corp., 9.625%, due 05/15/28	835,725
925,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	952,750
450,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	462,938
100,000	C	Reliant Energy, Inc., 9.250%, due 07/15/10	105,875
360,000	C	Reliant Energy, Inc., 9.500%, due 07/15/13	393,750
607,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	622,661
			9,216,738
		Electronics: 0.2%
758,000	@@, #, C, L	NXP BV, 9.500%, due 10/15/15	786,425
200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	212,750
			999,175
		Entertainment: 1.1%
400,000	C	American Casino & Entertainment Properties, LLC, 7.850%, due 02/01/12	418,000
200,000	C, S	Cinemark, Inc., 1.200%, due 03/15/14	184,000
380,000	#, C	Greektown Holdings, LLC, 10.750%, due 12/01/13	408,500
500,000	C	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	492,500
300,000	C	Marquee Holdings, Inc., 1.700%, due 08/15/14	264,750
40,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	39,600
360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	360,900
200,000	C	Mohegan Tribal Gaming Authority, 7.125%, due 08/15/14	204,000
200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	208,500
40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	39,000
150,000	C	Penn National Gaming, Inc., 6.875%, due 12/01/11	150,750
600,000	C, L	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	621,000
120,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14	132,900
60,000	C, L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	60,750
50,000	C, L	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	47,250
150,000	C, L	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	143,625
250,000	#, C	Steinway Musical Instruments, 7.000%, due 03/01/14	247,500
350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	352,625
800,000	C	WMG Holdings Corp., 3.420%, due 12/15/14	616,000
			4,992,150
		Environmental Control: 0.1%
500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	510,000
			510,000
		Food: 0.4%
272,000	C	Albert son’s, Inc., 8.000%, due 05/01/31	278,577
35,000	C, L	Del Monte Corp., 6.750%, due 02/15/15	34,781
160,000	C, S	Del Monte Corp., 8.625%, due 12/15/12	167,200
870,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	1,049,673
120,000	C	Dole Food Co., Inc., 7.250%, due 06/15/10	115,200
200,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	203,750
180,000	C	Supervalu, Inc., 7.500%, due 11/15/14	188,550
			2,037,731
		Forest Products & Paper: 0.3%
300,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	283,500
100,000	@@, C, L	Abitibi-Consolidated Co. of Canada, 8.550%, due 08/01/10	101,750
100,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	89,500
105,000	C, L	Boise Cascade, LLC, 7.125%, due 10/15/14	104,475
100,000	@@, C	Catalyst Paper Corp., 7.375%, due 03/01/14	97,250
200,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	204,000
100,000	C	Domtar, Inc., 7.125%, due 08/15/15	100,000
45,000	C	Mercer International, Inc., 9.250%, due 02/15/13	45,338
105,000	#, C, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.110%, due 08/01/14	108,150
105,000	#, C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	110,513
			1,244,476

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Healthcare — Products: 0.1%
$105,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	$110,775
200,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	209,500
			320,275
		Healthcare — Services: 0.6%
85,000	C	DaVita, Inc., 6.625%, due 03/15/13	85,425
570,000	C	DaVita, Inc., 7.250%, due 03/15/15	579,263
100,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	106,750
798,000	C, L	HCA, Inc., 6.375%, due 01/15/15	683,288
195,000	#, C, S	Healthsouth Corp., 10.750%, due 06/15/16	213,038
90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	91,800
284,000	C	Select Medical Corp., 7.625%, due 02/01/15	257,020
150,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	141,000
20,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	18,675
518,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14	525,770
55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	58,988
			2,761,017
		Holding Companies — Diversified: 0.2%
360,000	@@, #, C, L	Basell AF SCA, 8.375%, due 08/15/15	377,100
65,000	@@, C, L	JSG Funding PLC, 7.750%, due 04/01/15	66,625
400,000	@@, C, L	Stena AB, 7.500%, due 11/01/13	408,000
			851,725
		Home Builders: 0.2%
300,000	C, L	Beazer Homes USA, Inc., 8.375%, due 04/15/12	290,250
50,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	45,750
50,000	C	Standard-Pacific Corp., 7.750%, due 03/15/13	48,250
200,000	C, L	WCI Communities, Inc., 9.125%, due 05/01/12	199,500
200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	194,000
			777,750
		Home Furnishings: 0.0%
68,000	C, L	Sealy Mattress Co., 8.250%, due 06/15/14	71,910
			71,910
		Household Products/Wares: 0.1%
50,000	C	Church & Dwight Co., Inc., 6.000%, due 12/15/12	49,000
460,000	C	Playtex Products, Inc., 9.375%, due 06/01/11	477,825
250,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	201,250
			728,075
		Housewares: 0.2%
295,000	@@, #, C, L	Vitro SA de CV, 8.625%, due 02/01/12	303,850
505,000	@@, #, C	Vitro SA de CV, 9.125%, due 02/01/17	520,150
			824,000
		Iron/Steel: 0.1%
200,000	C, S	AK Steel Corp., 7.750%, due 06/15/12	204,250
85,000	C	RathGibson, Inc., 11.250%, due 02/15/14	90,100
			294,350
		Leisure Time: 0.1%
240,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	243,600
100,000	@@, C, L	NCL Corp., 10.625%, due 07/15/14	99,500
300,000	#, C, L	Travelport Ltd., 11.875%, due 09/01/16	330,375
			673,475
		Lodging: 0.9%
400,000	C, S	Boyd Gaming Corp., 8.750%, due 04/15/12	419,500
400,000	C, S	Caesars Entertainment, Inc., 7.875%, due 03/15/10	420,000
375,000	#, C, S	French Lick Resorts & Casino, LLC, 10.750%, due 04/15/14	316,875
300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	308,625
300,000	C, L	MGM Mirage, 6.625%, due 07/15/15	289,500
170,000	C	MGM Mirage, 6.750%, due 04/01/13	169,575
600,000	C, L	MGM Mirage, 8.375%, due 02/01/11	634,500
372,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	344,100
90,000	C	Station Casinos, Inc., 6.875%, due 03/01/16	82,913
500,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	507,500
726,000	C, L	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	722,370
			4,215,458
		Machinery — Diversified: 0.1%
140,000	C	Case New Holland, Inc., 7.125%, due 03/01/14	146,300
100,000	C	Case New Holland, Inc., 9.250%, due 08/01/11	105,500
200,000	#, C	Douglas Dynamics, LLC, 7.750%, due 01/15/12	187,000
			438,800
		Media: 2.1%
200,000		Adelphia Communications Corp., 28.330%, due 06/15/11	70,000
400,000	C, S	Allbritton Communications Co., 7.750%, due 12/15/12	412,000
300,000	C, S	American Media Operations, Inc., 10.250%, due 05/01/09	285,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Media (continued)
$130,000		#, C, S	Block Communications, Inc., 8.250%, due 12/15/15	$132,600
400,000		C	CCH II, LLC, 10.250%, due 09/15/10	423,500
100,000		C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	106,000
547,000		#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	572,299
94,000		S	CSC Holdings, Inc., 7.625%, due 04/01/11	96,820
300,000		S	CSC Holdings, Inc., 7.625%, due 07/15/18	304,500
220,000		C, S	Dex Media East, LLC, 12.125%, due 11/15/12	241,175
225,000		C, S	Dex Media West, LLC, 9.875%, due 08/15/13	246,656
1,080,000		C, S	Dex Media, Inc., 8.000%, due 11/15/13	1,136,700
50,000		C	DirecTV Holdings, LLC, 6.375%, due 06/15/15	47,750
300,000		C	DirecTV Holdings, LLC, 8.375%, due 03/15/13	317,625
398,000		C	Echostar DBS Corp., 6.625%, due 10/01/14	401,483
125,000		C	Echostar DBS Corp., 7.000%, due 10/01/13	129,375
300,000		C	Echostar DBS Corp., 7.125%, due 02/01/16	311,250
240,000		#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	251,400
55,000		C	LIN Television Corp., 6.500%, due 05/15/13	54,106
110,000		C, L	Mediacom Broadband, LLC, 8.500%, due 10/15/15	113,025
285,000		#, C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	292,838
300,000		C, L	Mediacom, LLC, 9.500%, due 01/15/13	310,125
850,000		C	Medianews Group, Inc., 6.875%, due 10/01/13	777,750
340,000		#, C, L	Nielsen Finance, LLC, 3.780%, due 08/01/16	239,700
590,000		#, C, L	Nielsen Finance, LLC, 10.000%, due 08/01/14	646,050
400,000		C, L	Primedia, Inc., 8.875%, due 05/15/11	413,000
775,000		C, S	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	806,000
70,000		C, L	Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	70,613
300,000		C	Vertis, Inc., 9.750%, due 04/01/09	306,750
100,000		C, L	Vertis, Inc., 10.875%, due 06/15/09	101,500
340,000		C, L	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	344,675
				9,962,265
			Metal Fabricate/Hardware: 0.1%
350,000		C	Trimas Corp., 9.875%, due 06/15/12	351,313
				351,313
			Mining: 0.6%
1,700,000		@@, #, L	ALROSA Finance SA, 8.875%, due 11/17/14	1,959,250
570,000		@@	ALROSA Finance SA, 8.875%, due 11/17/14	657,723
330,000		@@, C	Novelis, Inc., 7.250%, due 02/15/15	350,625
				2,967,598
			Miscellaneous Manufacturing: 0.1%
90,000		@@, #, C	Bombardier, Inc., 8.000%, due 11/15/14	93,600
252,000		#, C, L	Covalence Specialty Materials Corp., 10.250%, due 03/01/16	253,260
105,000		#, C, L	Nutro Products, Inc., 10.750%, due 04/15/14	113,925
75,000		C, L	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	78,375
115,000		C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	124,056
				663,216
			Multi-National: 0.1%
NGN	46,000,000	@@	African Development Bank, 9.250%, due 01/18/08	362,715
				362,715
			Oil & Gas: 1.6%
$50,000		C, L	Berry Petroleum Co., 8.250%, due 11/01/16	50,000
850,000		C, S	Chesapeake Energy Corp., 6.875%, due 01/15/16	864,875
35,000		C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	33,075
365,000		@@, C, S	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	358,613
681,000		C, S	El Paso Production Holding Co., 7.750%, due 06/01/13	715,050
120,000		C	Forest Oil Corp., 8.000%, due 12/15/11	125,700
200,000		C	Frontier Oil Corp., 6.625%, due 10/01/11	200,500
185,000		@@, #	Gaz Capital SA, 8.625%, due 04/28/34	238,188
600,000		C	Newfield Exploration Co., 6.625%, due 09/01/14	603,000
85,000		C	Pogo Producing Co., 7.875%, due 05/01/13	86,063
65,000		C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	70,217
270,000		C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	267,300
140,000		C, L	Range Resources Corp., 6.375%, due 03/15/15	138,600
350,000		C, S	Range Resources Corp., 7.500%, due 05/15/16	362,250
325,000		#	Sabine Pass LNG LP, 7.250%, due 11/30/13	328,250

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$545,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	$550,450
650,000	C, S	Stone Energy Corp., 6.750%, due 12/15/14	611,000
572,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	572,000
140,000	C	Tesoro Corp., 6.250%, due 11/01/12	142,625
340,000	C, S	Tesoro Corp., 6.625%, due 11/01/15	345,950
700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	691,250
			7,354,956
		Oil & Gas Services: 0.1%
85,000	C	Basic Energy Services, Inc., 7.125%, due 04/15/16	83,300
200,000	C, S	Hanover Compressor Co., 8.625%, due 12/15/10	211,000
			294,300
		Packaging & Containers: 0.9%
275,000	C	Ball Corp., 6.625%, due 03/15/18	273,969
145,000	C, L	Berry Plastics Holding Corp., 8.875%, due 09/15/14	148,988
145,000	C	Berry Plastics Holding Corp., 9.230%, due 09/15/14	149,350
250,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	261,250
500,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	512,500
500,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	522,500
100,000	C	Graphic Packaging International Corp., 9.500%, due 08/15/13	106,875
124,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	124,620
155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	160,813
200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	209,500
72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	76,140
418,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	428,450
375,000	C, L	Solo Cup Co., 8.500%, due 02/15/14	321,094
630,000	C	Stone Container Corp., 8.375%, due 07/01/12	634,725
55,000	#, C, L	Tekni-Plex, Inc., 10.875%, due 08/15/12	61,875
			3,992,649
		Pharmaceuticals: 0.0%
85,000	@@, C, L	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	78,838
75,000	C, L	Omnicare, Inc., 6.750%, due 12/15/13	75,656
90,000	C, L	Omnicare, Inc., 6.875%, due 12/15/15	91,238
			245,732
		Pipelines: 0.6%
90,000	C	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	93,150
50,000	C	Copano Energy, LLC, 8.125%, due 03/01/16	52,000
200,000	C	Dynegy Holdings, Inc., 6.875%, due 04/01/11	201,500
210,000	C, L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	224,175
140	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	135
919,000	C	Kinder Morgan Energy Partners LP, 7.300%, due 08/15/33	995,730
35,000	C	Pacific Energy Partners LP, 6.250%, due 09/15/15	35,055
185,000	#, C	Targa Resources, Inc., 8.500%, due 11/01/13	189,625
400,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	421,000
331,000	C	Williams Cos., Inc., 8.750%, due 03/15/32	383,133
			2,595,503
		Real Estate Investment Trusts: 0.2%
300,000		Felcor Lodging LP, 8.500%, due 06/01/11	322,875
50,000	C	Host Hotels & Resorts LP, 6.875%, due 11/01/14	51,000
200,000	C, S	Host Marriott LP, 6.375%, due 03/15/15	199,500
200,000	C	Host Marriott LP, 6.750%, due 06/01/16	202,500
105,000	C	Ventas Realty LP, 6.750%, due 04/01/17	109,200
			885,075
		Retail: 0.5%
430,000	C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	463,863
70,000	C, L	Buffets, Inc., 12.500%, due 11/01/14	73,150
155,000	C	Inergy LP, 8.250%, due 03/01/16	163,525
600,000	@@, C, L	Jean Coutu Group, Inc., 8.500%, due 08/01/14	654,000
340,000	C, L	Linens ‘n Things, Inc., 10.985%, due 01/15/14	317,900
355,000	C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	390,500
180,000	C, L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	201,600
300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	309,750
			2,574,288

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Semiconductors: 0.2%
	$90,000	#, C	Conexant Systems, Inc., 9.110%, due 11/15/10	$93,375
	805,000	#, C, L	Freescale Semiconductor, Inc., 10.125%, due 12/15/16	811,038
				904,413
			Telecommunications: 3.0%
MXN	8,400,000	@@, #	America Movil SA de C V, 8.460%, due 12/18/36	772,078
	$42,000	C	American Cellular Corp., 10.000%, due 08/01/11	44,678
	1,000,000	C, S	American Tower Corp., 7.125%, due 10/15/12	1,035,000
	536,000	C, S	Centennial Cellular Operating Co., 10.125%, due 06/15/13	581,560
	800,000	C	Citizens Communications Co., 6.250%, due 01/15/13	798,000
	175,000	#, C, L	Cricket Communications, Inc., 9.375%, due 11/01/14	186,375
	50,000	C, L	Dobson Cellular Systems, 8.375%, due 11/01/11	53,313
	300,000	C, L	Dobson Communications Corp., 8.875%, due 10/01/13	310,500
	55,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	56,856
	45,000	@@, #, C, S	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	51,300
	800,000	C, S	Intelsat Corp., 9.000%, due 08/15/14	870,000
	180,000	#, C, S	Intelsat Corp., 9.000%, due 06/15/16	199,125
	100,000	@@, C, L	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	104,750
	255,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	274,125
	213,000	#, C	Level 3 Financing, Inc., 8.750%, due 02/15/17	215,663
	315,000	#, C	Level 3 Financing, Inc., 9.250%, due 11/01/14	325,238
	932,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	964,853
	50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	52,230
	85,000	@@, #, C	Nordic Telephone Co. APS, 8.875%, due 05/01/16	91,375
	80,000	@@, C, L	NTL Cable PLC, 9.125%, due 08/15/16	84,800
	200,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	205,750
	300,000	C, L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	314,250
	175,000	C	Qwest Corp., 7.500%, due 10/01/14	185,500
	850,000	C	Qwest Corp., 8.875%, due 03/15/12	943,500
	568,000	@@, C	Rogers Wireless, Inc., 7.500%, due 03/15/15	618,410
	500,000	C, L	Rural Cellular Corp., 9.750%, due 01/15/10	517,500
	400,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	424,000
	1,197,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	1,415,819
PEN	1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	418,926
	$480,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	516,000
	40,000	C	Valor Telecommunications Enterprises, LLC, 7.750%, due 02/15/15	43,300
	310,000	#, C, L	West Corp., 9.500%, due 10/15/14	322,400
	135,000	#, C, L	West Corp., 11.000%, due 10/15/16	143,100
	130,000	C	Windstream Corp., 8.125%, due 08/01/13	141,375
	530,000	C	Windstream Corp., 8.625%, due 08/01/16	582,342
				13,863,991
			Textiles: 0.1%
	200,000	C	Collins & Aikman Floor Cover, 9.750%, due 02/15/10	204,500
	353,000	#, C	Invista, 9.250%, due 05/01/12	377,710
				582,210
			Transportation: 0.0%
	100,000	C	PHI, Inc., 7.125%, due 04/15/13	96,000
				96,000
			Trucking & Leasing: 0.0%
	170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	173,400
				173,400
			Total Corporate Bonds/Notes
			(Cost $121,724,679)	123,669,638
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.3%
			Federal Home Loan Bank: 0.0%
	145,000	L	5.000%, due 02/20/09	145,349
				145,349
			Federal Home Loan Mortgage Corporation: 5.2%
	650,696	C, S, ^	0.830%, due 07/15/25	25,266
	181,601	C, ^	0.830%, due 02/15/26	6,433
	934,122	C, ^	0.830%, due 07/15/35	34,246
	347,482	C, ^	1.930%, due 04/15/33	20,566
	825,518	C, S, ^	2.330%, due 03/15/29	57,704
	898,993	C, S, ^	2.380%, due 03/15/29	67,300
	1,062,083	C	3.300%, due 11/15/26	1,030,738

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$244,483	C	3.500%, due 09/15/25	$238,788
1,120,543	C, ^	3.630%, due 08/15/29	107,092
565,000	S	4.125%, due 07/12/10	553,849
521,105	S	4.500%, due 02/01/18	506,192
960,787		4.500%, due 05/01/19	931,677
233,469	S	4.500%, due 02/01/20	226,137
6,520,000		4.750%, due 03/05/12	6,498,693
52,267		5.000%, due 01/01/20	51,584
365,176		5.000%, due 02/01/20	360,405
367,382	C	5.000%, due 04/15/24	365,906
664,186		5.000%, due 08/01/33	643,792
927,000	C	5.000%, due 02/15/35	869,424
480,000	W	5.000%, due 04/15/35	463,950
207,727	C	5.243%, due 08/15/35	211,423
276,750	S	5.500%, due 01/01/18	278,095
11,890	C, S	5.500%, due 03/15/22	11,873
465,909	S	5.500%, due 12/01/32	462,280
495,882	S	5.500%, due 12/01/34	491,658
344,886	C	5.770%, due 02/15/29	348,547
546,076	C	5.820%, due 01/15/33	555,941
660,099	S	6.000%, due 04/01/17	672,034
248,503	C	6.000%, due 05/15/17	253,335
1,026,783	S	6.000%, due 09/01/24	1,042,384
460,000	C	6.000%, due 05/15/31	463,265
110,727	^	6.000%, due 12/01/31	23,873
197,233	^	6.000%, due 12/15/32	44,737
322,817	^	6.000%, due 03/01/33	72,415
269,518	S	6.000%, due 02/01/34	272,480
169,340	C	6.270%, due 08/15/31	172,906
141,446	C	6.270%, due 02/15/32	144,769
840,517	C	6.300%, due 02/15/32	861,047
135,722	C	6.320%, due 02/15/32	139,257
251,125	C	6.320%, due 03/15/32	258,109
74,510	S	6.500%, due 04/01/18	76,393
457,538		6.500%, due 04/01/21	469,186
139,002		6.500%, due 02/01/22	143,280
138,625		6.500%, due 09/01/22	142,892
497,932	C	6.500%, due 12/15/23	512,039
241,531	C	6.500%, due 04/15/28	248,908
97,206	C, S	6.500%, due 06/15/31	99,771
340,147	C	6.500%, due 06/15/32	357,008
41,017	S	6.500%, due 08/01/32	42,244
135,083	S	6.500%, due 07/01/34	138,440
500,000	S	6.625%, due 09/15/09	520,544
440,807	C	6.750%, due 02/15/24	457,683
583,192	C	7.000%, due 09/15/26	601,008
98,736	C, S, ^	7.000%, due 03/15/28	18,099
582,477	C, S, ^	7.000%, due 04/15/28	102,089
510,405	C	7.500%, due 09/15/22	539,357
			24,309,111
		Federal National Mortgage Association: 15.0%
3,168,220	^	0.730%, due 10/25/35	123,501
896,547	^	1.150%, due 08/25/36	47,570
484,748	S, ^	1.380%, due 05/25/35	23,783
857,639	^	1.380%, due 10/25/35	51,153
766,637	^	1.380%, due 12/25/35	45,438
414,392	S, ^	1.430%, due 08/25/25	24,219
166,975	S, ^	1.430%, due 05/25/35	9,047
1,691,757	^	1.880%, due 05/25/36	145,716
803,294	^	1.910%, due 09/25/36	48,193
1,325,034	S, ^	2.430%, due 07/25/31	115,220
696,566	^	2.430%, due 02/25/32	60,514
285,374	^	2.630%, due 07/25/32	27,337
527,683	S, ^	2.780%, due 12/25/33	62,933
166,085	S, ^	2.930%, due 02/25/33	19,358
367,882		3.000%, due 04/25/13	361,375
195,195		3.000%, due 06/25/22	192,450
134,503	C	3.500%, due 10/15/22	132,288
143,141	C	4.000%, due 05/15/24	141,254
291,628		4.000%, due 03/25/25	286,900
1,536,391		4.500%, due 09/01/18	1,491,962
312,941		4.500%, due 01/01/19	303,891
109,011	S	4.500%, due 03/01/19	105,858
990,733		4.500%, due 11/01/19	960,403
375,861	S	4.500%, due 02/01/20	364,488
1,562,694		4.500%, due 06/01/20	1,515,409
633,527		4.500%, due 08/01/20	615,207
561,899		4.500%, due 07/25/24	556,468
400,000	S	4.500%, due 08/25/25	373,358

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$2,050,000		4.625%, due 01/15/08	$2,042,159
839,190		4.693%, due 06/25/36	821,589
1,005,000		4.750%, due 12/15/10	1,003,322
1,600,000	L	5.000%, due 10/15/11	1,611,197
800,000	L	5.000%, due 02/13/17	799,943
2,365,386		5.000%, due 12/01/17	2,340,712
264,028		5.000%, due 02/01/18	261,159
1,023,237		5.000%, due 03/01/18	1,012,119
866,894		5.000%, due 04/01/18	857,475
104,250		5.000%, due 06/01/18	103,117
154,687	S	5.000%, due 06/01/18	153,006
283,167		5.000%, due 07/01/18	280,214
376,174	S	5.000%, due 11/01/18	372,086
610,532	S	5.000%, due 08/01/19	603,208
3,416,000	W	5.000%, due 04/15/21	3,369,030
198,915		5.000%, due 12/01/32	192,818
883,000		5.000%, due 06/01/33	855,639
263,304		5.000%, due 07/01/33	255,145
490,930		5.000%, due 08/01/33	475,718
—	^	5.000%, due 09/01/33	—
2,112,440		5.000%, due 11/01/33	2,046,982
223,665	S	5.000%, due 04/01/34	216,734
188,189		5.060%, due 03/25/36	188,732
143,000	W	5.500%, due 04/15/19	143,358
356,247	S	5.500%, due 09/01/19	357,712
698,000	S	5.500%, due 03/25/23	686,319
992,000	S	5.500%, due 04/25/23	974,939
446,913	S	5.500%, due 09/01/24	445,539
160,000		5.500%, due 11/25/25	154,901
500,000		5.500%, due 12/25/26	501,318
611,009		5.500%, due 08/25/27	612,344
649,538	S	5.500%, due 02/01/33	644,502
190,772	S	5.500%, due 03/01/33	189,269
—	^	5.500%, due 04/01/33	—
1,721,299	^	5.500%, due 06/25/33	349,096
217,584	S	5.500%, due 07/01/33	215,869
1,583,827		5.500%, due 07/01/33	1,571,343
—	^	5.500%, due 07/01/33	—
262,694	S	5.500%, due 11/01/33	260,623
155,375	S	5.500%, due 12/01/33	154,150
888,047	^	5.500%, due 12/01/33	202,809
317,396	S	5.500%, due 02/01/34	314,710
2,923,000		5.500%, due 04/15/36	2,892,858
53,256		5.720%, due 11/25/33	53,653
1,597,788		5.820%, due 12/25/31	1,620,143
99,524		5.820%, due 10/18/32	101,083
2,658,000	S	6.000%, due 05/15/11	2,774,006
249,923		6.000%, due 03/25/17	254,625
355,497		6.000%, due 06/01/17	361,940
4,553,000		6.000%, due 04/01/18	4,628,407
610,000		6.000%, due 04/25/23	616,416
763,756		6.000%, due 07/01/24	774,944
108,342		6.000%, due 09/01/24	109,929
478,494		6.000%, due 12/01/28	485,938
925,998		6.000%, due 11/01/29	938,013
314,912		6.000%, due 01/25/32	320,669
441,453	S	6.000%, due 09/01/32	447,143
588,275		6.000%, due 09/01/32	595,857
222,210	S	6.000%, due 11/01/32	225,291
487,365	^	6.000%, due 03/01/33	113,605
777,422		6.000%, due 04/01/33	786,949
1,471,942	^	6.000%, due 10/01/33	338,988
188,823	^	6.000%, due 12/01/33	43,335
877,402	^	6.000%, due 08/01/35	194,605
331,477	^	6.000%, due 09/01/35	75,479
280,000		6.320%, due 12/25/31	286,455
139,223	C	6.320%, due 02/15/32	142,947
192,792		6.320%, due 04/25/32	198,576
804,672		6.320%, due 09/25/32	823,300
402,347		6.320%, due 12/25/32	413,731
121,269		6.500%, due 05/01/17	124,270
575,226		6.500%, due 06/01/17	589,807
378,326		6.500%, due 10/25/28	390,525
306,229		6.500%, due 11/01/28	316,054
155,127	S	6.500%, due 12/01/28	160,104
146,009		6.500%, due 04/25/29	150,755
250,000		6.500%, due 11/25/29	258,088
842,998		6.500%, due 12/01/29	870,064
453,582		6.500%, due 09/25/30	468,311

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$4,221,794		6.500%, due 04/01/31	$4,310,593
262,419	S	6.500%, due 10/25/31	268,842
127,336		6.500%, due 01/25/32	131,882
1,645,288	^	6.500%, due 02/01/32	387,413
305,394		6.500%, due 04/25/32	314,277
41,043	S	7.000%, due 09/01/14	42,346
137,670	S	7.000%, due 11/01/17	142,047
232,952	S, ^	7.000%, due 02/01/28	54,000
147,412		7.000%, due 01/01/30	152,065
787,534		7.000%, due 12/01/32	812,391
312,521	^	7.000%, due 03/25/33	71,624
361,604		7.000%, due 04/01/33	376,729
252,409	^	7.000%, due 04/25/33	59,078
710,848		7.000%, due 04/01/34	741,098
1,140,000	L	7.250%, due 01/15/10	1,212,242
315,506	^	7.500%, due 01/01/24	75,189
172,332		7.500%, due 09/01/32	180,698
417,472		7.500%, due 01/01/33	437,916
			69,563,491
		Government National Mortgage Association: 0.8%
506,910		5.000%, due 04/15/34	493,938
357,015		5.500%, due 04/15/33	355,638
79,635		5.500%, due 07/15/33	79,328
160,759		5.500%, due 04/15/34	160,093
393,693		6.000%, due 10/20/34	398,849
583,245	C	6.500%, due 12/16/31	606,698
143,237		6.500%, due 02/20/35	146,817
275,250	C	8.000%, due 01/16/30	294,649
1,055,443	C	8.000%, due 02/16/30	1,138,119
			3,674,129
		Other U.S. Agency Obligations: 0.3%
2,233,000	S	Resolution Funding Corp., 7.190%, due 01/15/21	1,112,749
			1,112,749
		Total U.S. Government Agency Obligations
		(Cost $98,989,734)	98,804,829
U.S. TREASURY OBLIGATIONS: 0.5%
		U.S. Treasury Bonds: 0.3%
55,000	L	4.500%, due 02/15/36	51,872
310,000	L	5.375%, due 02/15/31	330,586
730,000	L	6.250%, due 05/15/30	865,108
			1,247,566
		U.S. Treasury Notes: 0.2%
1,000,000	L	4.250%, due 11/30/07	995,469
			995,469
		Total U.S. Treasury Obligations
		(Cost $2,283,548)	2,243,035
ASSET-BACKED SECURITIES: 1.5%
		Automobile Asset-Backed Securities: 0.2%
40,000	#, C	AESOP Funding II, LLC, 5.380%, due 04/20/09	40,018
240,000	C	BMW Vehicle Owner Trust, 5.300%, due 05/26/09	240,185
410,000	C	Daimler Chrysler Auto Trust, 5.250%, due 05/08/09	410,258
33,208	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	33,063
19,421	C	GS Auto Loan Trust, 4.320%, due 05/15/08	19,421
150,000	@@, #, C	Taganka Car Loan Finance PLC, 8.620%, due 11/14/13	150,000
			892,945
		Home Equity Asset-Backed Securities: 0.4%
140,000	C, S	ACE Securities Corp., 5.500%, due 11/25/35	140,123
130,000	C	Ameriquest Mortgage Securities, Inc., 5.420%, due 10/25/36	129,848
341,549	C	Argent Securities, Inc., 5.800%, due 05/25/34	342,865
159,280	C, S	Centex Home Equity, 4.140%, due 03/25/28	158,676
22,825	C	Centex Home Equity, 5.040%, due 10/25/35	22,752
250,000	C	Centex Home Equity, 5.420%, due 06/25/36	250,058
117,605	C	HFC Home Equity Loan Asset-Backed Certificates, 5.580%, due 01/20/35	117,627
90,000	C	Household Home Equity Loan Trust, 5.430%, due 03/20/36	89,982
310,000	C	MASTR Asset-Backed Securities Trust, 5.420%, due 08/25/36	310,009
330,000	C	Option One Mortgage Loan Trust, 5.420%, due 07/25/36	330,021

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Home Equity Asset-Backed Securities (continued)
$240,000	C	Residential Asset Securities Corp., 5.420%, due 09/25/36	$240,019
			2,131,980
		Other Asset-Backed Securities: 0.9%
41,937	C, S	Ameriquest Mortgage Securities, Inc., 5.380%, due 04/25/36	41,965
200,000	C	Argent Securities, Inc., 5.420%, due 06/25/36	199,934
136,073	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 5.600%, due 02/25/33	136,158
140,000	C	Citigroup Mortgage Loan Trust, Inc., 5.420%, due 10/25/36	140,005
70,000	C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/25/36	69,807
60,000	C, S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	59,812
370,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	368,899
230,000	C	Countrywide Asset-Backed Certificates, 5.440%, due 06/25/37	229,948
47,225	C	Countrywide Asset-Backed Certificates, 5.480%, due 02/25/36	47,258
75,827	C	Countrywide Asset-Backed Certificates, 5.520%, due 05/25/36	75,879
77,830	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.370%, due 04/25/36	77,882
190,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.410%, due 07/25/36	190,001
100,000	C	First Franklin Mortgage Loan Asset-Backed Certificates, 5.430%, due 06/25/36	100,023
410,000	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 5.530%, due 11/25/35	410,367
132,280	C	Lehman XS Trust, 5.180%, due 08/25/35	131,794
120,000	C	Morgan Stanley Capital I, 5.580%, due 07/25/35	120,176
38,362	C	Popular Mortgage Pass-Through Trust, 4.415%, due 04/25/35	38,132
100,000	C	Popular Mortgage Pass-Through Trust, 5.680%, due 01/25/36	100,405
103,939	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	103,321
86,815	C	Residential Asset Mortgage Products, Inc., 5.400%, due 07/25/36	86,869
730,000	C	Specialty Underwriting & Residential Finance, 5.570%, due 06/25/36	731,531
210,000	@@, #	Start CLO Ltd., 22.360%, due 06/07/11	210,000
70,995	C	Structured Asset Investment Loan Trust, 5.380%, due 04/25/36	71,023
3,337	C	Structured Asset Securities Corp., 4.510%, due 08/25/33	3,328
116,667	C	Structured Asset Securities Corp., 5.180%, due 03/25/35	116,470
190,000	C	Wells Fargo Home Equity Trust, 5.420%, due 07/25/36	189,961
			4,050,948
		Total Asset-Backed Securities
		(Cost $7,075,978)	7,075,873
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.0%
290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	284,881
400,000	C	Banc of America Commercial Mortgage, Inc., 5.317%, due 09/10/47	402,767
9,227	C	Banc of America Mortgage Securities, Inc., 4.972%, due 06/25/35	9,220
133,845	C	Chaseflex Trust, 5.420%, due 09/25/36	133,964
560,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	562,795
393,505	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	398,916
559,351	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	560,426
80,585	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.360%, due 07/25/36	80,655
258,986	C	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 5.961%, due 06/25/36, 5.961%, due 06/25/36	258,294
333,362	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	337,059
213,130	@@	Dominican Republic, 9.040%, due 01/23/18	244,780

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$172,669	C	First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	$174,164
170,000		C	GE Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	168,817
233,000		C	GMAC Commercial Mortgage Securities, Inc., 7.084%, due 05/15/30	246,203
80,000		C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	78,507
408,000		C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	408,384
420,000		C	Greenwich Capital Commercial Funding Corp., 5.381%, due 03/10/39	423,447
390,000		C	GS Mortgage Securities Corp. II, 5.479%, due 11/10/39	395,239
70,000		C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	68,928
240,000		C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	237,590
490,000		C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.294%, due 01/15/49	492,433
200,000		C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	199,069
460,000		C	LB-UBS Commercial Mortgage Trust, 5.318%, due 02/15/40	463,369
90,568		C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	89,812
41,212		C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	41,206
161,335		C	Mirant Mid Atlantic, LLC, 8.625%, due 06/30/12	170,914
596,980		C	Nomura Asset Securities Corp., 6.590%, due 03/15/30	602,441
128,615		C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	128,647
317,606		C	Residential Accredit Loans, Inc., 6.000%, due 05/25/36	316,878
374,521		C	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	373,756
375,580		C	Residential Asset Securitization Trust, 6.000%, due 09/25/36	374,615
150,000		C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	148,658
296,000		C	Wachovia Bank Commercial Mortgage Trust, 5.275%, due 11/15/48	297,217
45,365		C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 4.675%, due 05/25/35	45,328
72,455		C	Washington Mutual Mortgage Pass-Through Certificates, 5.570%, due 07/25/45	72,498
			Total Collateralized Mortgage Obligations
			(Cost $9,307,898)	9,291,877
OTHER BONDS: 22.2%
			Foreign Government Bonds: 20.9%
ARS	7,983,000	@@	Argentina Bonos, Discount Note, due 09/30/14	2,888,564
	$1,805,000	@@, X	Argentina Bonos, 0.570%, due 09/12/13	1,740,246
ARS	990,000	@@	Argentina Government International Bond, Discount Note, due 02/04/18	531,301
	$1,281,000	@@, X	Argentina Government International Bond, 5.475%, due 08/03/12	1,214,730
EUR	560,000	@@	Belgium Government International Bond, 5.000%, due 03/28/35	830,620
	$3,815,000	@@, X	Brazil Government International Bond, 8.000%, due 01/15/18	4,305,800
2,235,000		@@	Brazil Government International Bond, 8.875%, due 10/14/19	2,828,393
565,000		@@	Brazil Government International Bond, 10.500%, due 07/14/14	727,438
EUR	2,180,000	@@	Bundesrepublik Deutschland, 4.000%, due 01/04/37	2,795,810
CAD	2,520,000	@@	Canadian Government International Bond, 5.250%, due 06/01/12	2,306,373
	$80,000	@@, L	Colombia Government International Bond, 10.750%, due 01/15/13	99,600
COP	435,000,000	@@	Colombia Government International Bond, 11.750%, due 03/01/10	207,364
	$303,000	@@	Costa Rica Government International Bond, 9.995%, due 08/01/20	402,384
710,000		@@, C	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 8.400%, due 02/09/16	733,998

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
DKK	1,285,000	@@	Denmark Government International Bond, 4.000%, due 08/15/08	$229,992
DKK	1,205,000	@@	Denmark Government International Bond, 4.000%, due 11/15/10	215,953
DKK	890,000	@@	Denmark Government International Bond, 4.000%, due 11/15/15	159,332
DKK	325,000	@@	Denmark Government International Bond, 7.000%, due 11/10/24	78,199
EUR	1,830,000	@@	Deutsche Bundesrepublik, 3.750%, due 07/04/13	2,407,656
	$326,061	@@, #	Dominican Republic International Bond, 9.500%, due 09/27/11	350,841
	630,000	@@, #	El Salvador Government International Bond, 7.650%, due 06/15/35	721,350
	1,260,000	@@, C	Federative Republic of Brazil, 6.000%, due 01/17/17	1,275,750
	605,000	@@	Federative Republic of Brazil, 8.750%, due 02/04/25	776,578
BRL	2,090,000	@@	Federative Republic of Brazil, 10.250%, due 01/10/28	1,012,006
EUR	1,600,000	@@	France Government International Bond OAT, 3.250%, due 04/25/16	2,003,282
EUR	1,530,000	@@	France Government International Bond OAT, 4.000%, due 04/25/55	1,938,000
EUR	1,295,000	@@	Hellenic Republic Government International Bond, 4.600%, due 05/20/13	1,769,704
	$930,000	@@, #	Indonesia Government International Bond, 6.750%, due 03/10/14	971,850
	555,000	@@, #, L	Indonesia Government International Bond, 7.250%, due 04/20/15	601,481
	480,000	@@, #, L	Indonesia Government International Bond, 8.500%, due 10/12/35	589,200
ILS	8,390,000	@@, X	Israel Government International Bond, Discount Note, due 03/31/14	2,285,155
EUR	2,410,000	@@	Italy Certificati di Credito del Tesoro, 4.000%, due 07/01/09	3,235,805
JPY	420,000,000	@@	Japan Government International Bond, 0.800%, due 01/15/09	3,566,799
JPY	197,000,000	@@	Japan Government International Bond, 0.900%, due 12/20/12	1,638,061
JPY	206,000,000	@@	Japan Government International Bond, 1.500%, due 03/20/15	1,750,000
JPY	285,000,000	@@	Japan Government International Bond, 2.300%, due 12/20/36	2,403,091
MYR	2,280,000	@@	Malaysian Government International Bond, 4.720%, due 09/30/15	718,688
MXN	8,010,000	@@	Mex Bonos De Desarrollo, 10.000%, due 11/20/36	927,246
NGN	12,700,000	@@	Nigeria Government International Bond, 12.500%, due 02/24/09	105,094
NGN	40,200,000	@@	Nigeria Government International Bond, 12.740%, due 10/27/13	346,389
NGN	31,000,000	@@	Nigeria Government International Bond, 12.990%, due 09/29/11	270,145
NGN	17,740,000	@@	Nigeria Government International Bond, 13.500%, due 09/11/11	155,286
NGN	50,900,000	@@	Nigeria Treasury Bond, 11.990%, due 12/22/13	416,083
	$1,340,000	@@	Oriental Republic of Uruguay, 7.625%, due 03/21/36	1,484,050
	1,914,000	@@	Panama Government International Bond, 7.250%, due 03/15/15	2,082,432
	450,000	@@	Panama Government International Bond, 9.375%, due 04/01/29	601,875
PEN	6,340,000	@@, X	Peru Bono Soberano, 7.840%, due 08/12/20	2,310,394
PEN	2,310,000	@@	Peru Bono Soberano, 8.600%, due 08/12/17	870,960
PEN	1,385,000	@@	Peru Government International Bond, 8.200%, due 08/12/26	532,111
PEN	3,335,000	@@	Peru Government International Bond, 9.910%, due 05/05/15	1,327,227
PEN	270,000	@@	Peru Government International Bond, 12.250%, due 08/10/11	106,601
	$1,225,000	@@, L	Philippine Government International Bond, 7.750%, due 01/14/31	1,387,313
	745,000	@@, L	Philippine Government International Bond, 9.000%, due 02/15/13	861,406
PLN	2,060,000	@@	Poland Government International Bond, 4.250%, due 05/24/11	692,733
PLN	2,050,000	@@	Poland Government International Bond, 4.280%, due 08/12/07	697,397
PLN	2,650,000	@@	Poland Government International Bond, 5.000%, due 10/24/13	909,869

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
PLN	635,000	@@	Poland Government International Bond, 5.750%, due 09/23/22	$229,193
	$5,273,000	@@, L	Republic of Argentina, 0.130%, due 03/28/11	5,245,317
730,000		@@, L	Republic of Colombia, 7.375%, due 09/18/37	796,430
585,000		@@	Republic of Colombia, 8.125%, due 05/21/24	684,450
COP	4,836,000,000	@@	Republic of Colombia, 12.000%, due 10/22/15	2,541,773
$2,650,000		@@	Republic of Turkey, 7.000%, due 09/26/16	2,696,958
UYU	9,900,000	@@	Republica Orient Uruguay, 4.250%, due 04/05/27	410,023
UYU	11,880,000	@@	Republica Orient Uruguay, 5.000%, due 09/14/18	556,768
EUR	785,000	@@	Spain Government International Bond, 3.800%, due 01/31/17	1,022,287
EUR	1,485,000	@@	Spain Letras del Tesoro, 3.950%, due 10/19/07	1,941,655
	$950,000	@@	Turkey Government International Bond, 7.250%, due 03/15/15	990,375
740,000		@@, S	Turkey Government International Bond, 9.500%, due 01/15/14	863,432
160,000		@@	Turkey Government International Bond, 11.000%, due 01/14/13	196,499
TRY	1,990,000	@@	Turkey Government International Bond, 16.000%, due 03/07/12	1,361,513
TRY	565,000	@@	Turkey Government International Bond, 19.950%, due 08/13/08	316,357
$1,023,000		@@, L	Ukraine Government International Bond, 7.650%, due 06/11/13	1,110,978
GBP	940,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	1,802,408
GBP	920,000	@@	United Kingdom Gilt, 5.000%, due 03/07/08	1,803,115
GBP	1,050,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28	2,452,434
$1,415,000		@@	Uruguay Government International Bond, 8.000%, due 11/18/22	1,613,100
				97,031,070
			Regional(state/province): 1.3%
MYR	1,920,000	@@	Johor Corp., 1.000%, due 07/31/12	582,582
AUD	1,740,000	@@	New South Wales Treasury Corp., 5.500%, due 03/01/17	1,338,367
AUD	4,375,000	@@	New South Wales Treasury Corp., 8.000%, due 03/01/08	3,586,687
$375,000		@@, #, L	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	387,188
				5,894,824
			Total Other Bonds
			(Cost $97,951,511)	102,925,894

STRUCTURED PRODUCTS: 14.5%
EUR	250,000	I	Aiolos Ltd. Floating Rate Catastrophe Linked Nts., 3-month EUR-EURIBOR +4.750%, 04/08/09	334,178
$250,000			Calabash Re Ltd. Class A-1 Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR, 06/01/09	258,613
250,000		I	Cascadia Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.125%, 06/13/08	249,498
250,000			Cat-Mex Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +2.350%, 05/19/09	250,568
300,000		I	Champlain Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month US-LIBOR +12.750%, 01/7/09	308,565
ARS	281,000		Citigroup Funding Inc. - Argentina Inflation-Indexed Currency and Credit Linked Unsecured Nts., [Ref ARS Amt x 1.4765604 Ref Fact x (Change in CER Inflation Index x 4% x (30/360))]/FX Rate, 05/18/09	251,294
170,000			Citigroup Funding Inc. - Argentina Unsecured Inflation Indexed Currency and Credit Linked Nts., Ref Amt x 1.477 Ref Fact x Change in CER Inflation Index x 4.000%, 05/22/08	152,114
COP	410,000,000		Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.000%, 07/27/20	202,743
DOP	10,200,000		Citigroup Funding Inc. - Dominican Republic Coupon Bearing Local Market Credit Linked Unsecured Notes, 15.00%, 03/12/12	314,135
6,910,000			Citigroup Funding Inc. - Dominican Republic Local Market Credit Linked Unsecured Nts., 9.696%*, 03/10/08	192,867
14,100,000			Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts. (linked to Dominican Treasury Bills), 11.648%*, 09/24/07	415,516

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
STRUCTURED PRODUCTS (continued)
	$8,200,000	Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts.(linked to Dominican Treasury Bills), 14.608%*, 05/14/07	$250,865
10,940,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts.(linked to Dominican Treasury Bills), 15.638%*, 04/30/07	335,319
23,990,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts.(linked to Dominican Treasury Bills), 15.736%*, 04/30/07	735,311
3,500,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 10.105%*, 07/02/07	105,607
2,616,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 15.603%*, 04/23/07	80,341
5,800,000		Citigroup Funding Inc. - Dominican Republic Local Market Unsecured Credit Linked Nts., 22.000%, 10/03/11	227,044
EGP	1,300,000	Citigroup Funding Inc. - Egypt Currency Indexed Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 9.0625%, 02/16/08	229,064
1,930,000		Citigroup Funding Inc. - Egypt T-Bill Credit Linked Unsecured Nts., 8.376%*, 02/28/08	314,235
1,750,000		Citigroup Funding Inc. - Egypt Unsecured Credit Linked Nts (linked to Egyptian Treasury Bills), 8.700%*, 07/12/07	300,065
NGN	48,780,000	Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 12.474%*, 07/22/07	371,483
96,000,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts (linked to Nigerian Treasury Bonds), 14.500%, 03/01/11	857,180
69,000,000		Citigroup Funding Inc. - Nigeria Unsecured Credit Linked Nts. (linked to Nigerian Treasury Bonds), 14.500%, 04/04/11	617,791
RUB	4,480,000	Citigroup Funding Inc. - Russia Corporate Bond Unsecured Credit Linked Nts., Rusfinans Bank, 7.650%, 12/04/08	182,208
11,000,000		Citigroup Funding Inc. - Russia Local Market Unsecured Credit Linked Nts., 7.480%, 12/04/08	441,543
EGP	1,280,000	Citigroup Funding Inc. - The Arab Republic of Egypt T-Bill Credit Linked Unsecured Notes, 8.226%*, 06/28/07	220,172
UAH	300,000	Citigroup Funding Inc. - Ukraine Currency Indexed Unsecured Credit Linked Nts., 11.940%, 01/02/10	64,542
ZMK	1,360,000,000	Citigroup Funding Inc. - Zambia T-Bill Credit Linked Unsecured Nts., 8.833%*, 02/21/08	290,336
COP	13,368,000,000	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Currency and Credit Linked Nts., 10.476%*, 02/08/37	283,668
TRY	4,540,000	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Currency and Credit Linked Nts., 14.802%*, 03/29/17	782,106
1,470,000		Credit Suisse First Boston, Nassau - Turkey Series EMG 056 Credit Linked Nts. (linked to Turkish Treasury Bills), 20.853%*, 07/16/08	834,692
430,000		Credit Suisse First Boston, Nassau - Turkey Series EMG 059 Credit Linked Nts. (linked to Turkish Treasury Bills), 21.410%*, 07/16/08	244,162
UAH	4,600,000	Credit Suisse First Boston, Nassau - Ukraine Government Bonds Credit Linked Nts., Series EMG 27, 11.940%, 12/30/09	1,010,987
400,000		Credit Suisse First Boston, Nassau - Ukraine Series EMG 13 Credit Linked Nts., 11.940%, 12/30/09	87,912
1,440,000		Credit Suisse First Boston, Nassau - Ukraine Series NPC 12 Credit Linked Nts., 11.940%, 12/30/09	316,483
995,000		Credit Suisse International - Boryspil Airport Fully Funded Total Return Swap, 10.000%, 04/19/10	204,456
RUB	7,800,000	Credit Suisse International - FFS UES/FSK EES Fully Funded Total Return Swap, 7.100%, 12/12/08	301,237
15,530,000		Credit Suisse International - Gazprom Fully Funded Total Return Swap, 6.790%, 10/29/09	599,471
15,230,000		Credit Suisse International - Gazprom Fully Funded Total Return Swap, 6.950%, 08/06/09	588,008

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
STRUCTURED PRODUCTS (continued)
IDR	3,700,000,000		Credit Suisse International - Indonesia Total Return Linked Nts., 12.000%, 09/16/11	$449,794
RUB	12,330,000		Credit Suisse International - MOSOBLTRUSTINVEST Fully Funded Total Return Swap, 8.990%, 03/26/11	474,762
$830,000			Credit Suisse International - NJSC Naftogaz of Ukraine Fully Funded Credit Linked Nts. - Multiple Reference Obligations, 6-month USD LIBOR + 5.000%, 01/20/09	891,682
RUB	24,380,000		Credit Suisse International - Orenburgskaya IZHK Fully Funded Total Return Swap, 9.240%, 02/21/12	938,273
RON	4,580,000		Credit Suisse International - Republic of Romania Fully Funded Total Return Swap, 5.850%*, 08/15/07	1,777,803
RUB	10,610,000		Credit Suisse International - Russian Railways Total Return Linked Bonds, 6.670%, 01/22/09	408,534
VND	3,048,000,000		Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Swap, 10.5%, 01/19/17	200,553
7,600,000,000			Deutsche Bank A.G., Singapore - Vietnamese Bond Linked Fully Funded Total Return Swap (Vietnam Shipping Industry Group (Vinishin)), 9.000%, 04/20/17	477,965
ARS	1,090,000		Deutsche Bank AG, London - Argentina Total Return Credit Linked Nts., 4.000%, 12/21/11	963,808
MXN	3,706,148		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	334,916
2,421,332			Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	219,358
2,415,597			Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	219,112
BRL	595,000		Deutsche Bank AG, London - Brazil IPCA Total Return Linked Nts., 6.000%, 08/18/10	450,880
COP	457,000,000	I	Deutsche Bank AG, London - Colombia Total Return Linked Nts., 13.500%, 09/16/14	245,834
EGP	2,560,000		Deutsche Bank AG, London - Egypt Total Return Linked Nts., 10.029%*, 09/12/07	430,251
RUB	10,900,000		Deutsche Bank AG, London - Federalnaya Setevaya Kompaniya Edinoy Energe Total Return Linked Nts., 7.100%, 12/16/08	429,357
KZT	74,290,000		Deutsche Bank AG, London - JSC Halyk Bank of Kazakhstan Total Return Linked Nts., 7.250%, 03/24/09	598,472
RUB	490,000		Deutsche Bank AG, London - Moscow Region Total Return Linked Nts., 9.000%, 04/21/11	21,030
$536,210			Deutsche Bank AG, London - Multiple Reference Entities, Credit Linked Nts., 6%, 09/07/12	538,908
NGN	19,500,000		Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 12.500%, 02/27/09	160,618
26,000,000			Deutsche Bank AG, London - Nigeria Total Return Credit Linked Nts., 15.000%, 01/30/09	224,947
$85,000			Deutsche Bank AG, London - Peru Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.280%, 02/20/11	87,489
COP	1,520,000,000		Deutsche Bank AG, London - Republic of Colombia Fully Funded Total Return Swap, 11.000%, 07/28/20	765,848
RUB	12,430,000		Deutsche Bank AG, London - RosselkhozBank Total Return Linked Notes, 6.926%*, 02/22/08	449,422
17,300,000		I	Deutsche Bank AG, London - RosselkhozBank Total Return Swap, 6.942%*, 02/22/08	622,054
8,400,000			Deutsche Bank AG, London - RosselkhozBank Total Return Swap, 7.176%*, 2/21/08	299,681
15,780,000			Deutsche Bank AG, London - Russia Railways Fully Funded Total Return Swap Transaction, 6.670%, 01/26/09	610,743
16,580,000			Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 6.588%*, 02/27/08	599,164
12,430,000			Deutsche Bank AG, London - Sberbank Total Return Linked Nts., 6.593%*, 02/20/08	449,422
EGP	1,310,000		Deutsche Bank AG, London - The Republic of Egypt Credit Linked Prepaid Fully Funded Total Return Swap, 9.381%*, 02/05/08	220,340

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
STRUCTURED PRODUCTS (continued)
UAH	900,000		Deutsche Bank AG, London - Ukraine Credit Linked Total Return Linked Nts., 5.592%, 05/18/07	$180,580
900,000			Deutsche Bank AG, London - Ukraine Credit Linked Total Return Linked Nts., 5.592%, 05/18/07	180,580
	$420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	430,286
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	429,962
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	429,887
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	429,698
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	428,623
MXN	3,551,029		Deutsche Bank AG, London - United Mexican States BORHIS Linked Funded Total Return, 6.450%, 03/15/34	332,627
814,008			Deutsche Bank AG, London - United Mexican States Total Return Linked Nts., 6.100%, 09/27/35	272,706
$157,867			Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 14.250%, 06/22/13	199,749
410,400			Dow Jones CDX Index High Yield Series 4-T1, 8.250%, 06/29/10	428,355
RUB	7,890,000		Dresdner Bank AG, London - Lukoil Credit Linked Nts., 7.040%, 12/12/11	303,953
$505,000			Emblem Finance Co. Limited - Swaziland Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.000%, 06/20/10	504,950
310,000			Eurus Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD LIBOR +6.250%, 04/08/09	316,851
360,000			Fhu-Jin Ltd. Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	368,838
250,000			Foundation Re II Ltd. Series 2006-I, Class G Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +9.800%, 01/08/09	252,212
250,000			Foundation Re Ltd. Class A Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.100%, 11/24/08	240,547
RUB	19,300,000		Goldman Sachs Capital Markets LP - OJSC Russian Agricultural Bank, 8.000%, 05/13/09	759,314
10,900,000		I	Goldman Sachs Capital Markets, LP - OJSC Russian Agricultural Bank Credit Linked Nts., 7.250%, 12/23/09	420,072
BRL	679,800		J.P. Morgan (Jersey) Limited - Brazil Credit Linked Nts., 12.080%*, 01/02/15	139,347
2,430,000			J.P. Morgan (Jersey) Limited - Brazil Credit Linked Nts., 12.683%*, 06/01/13	589,719
1,480,000			J.P. Morgan (Jersey) Limited - Brazil Credit Linked Nts., 13.553%*, 01/02/15	303,374
15,272,000			JPMorgan Chase Bank N.A, London. - Brazil Unsecured Credit Linked Nts., 12.184%*, 01/02/15	3,130,493
COP	6,500,000,000		JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.190%*, 01/05/16	1,212,267
2,674,000,000			JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	458,525
2,663,000,000			JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	456,639
ARS	1,565,000		JPMorgan Chase Bank N.A. - Inflation Linked ARS and Brazil Credit Linked Nts., 2.731%*, 11/30/12	351,812
BRL	1,210,000	I	JPMorgan Chase Bank N.A. - Multiple Entity First to Default Credit Linked Fixed Rate Bank Note, 14.530%, 02/20/12	594,869
PEN	1,360,000		JPMorgan Chase Bank N.A. - PEN and Peru Credit Linked Nts., 8.115%*, 09/02/15	242,514
BRL	1,665,000		JPMorgan Chase Bank N.A., London - Brazil NTN-B Credit Linked Nts., 6.000%, 05/16/45	1,170,939
COP	4,650,000,000		JPMorgan Chase Bank N.A., London - Colombian Peso and Colombia Credit Linked Nts., 11.198%*, 08/03/20	618,550

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
STRUCTURED PRODUCTS (continued)
	$1,500,000	JSC Astana Finance - JSC Leasing Company Astana-Finance Guaranteed Senior Notes, 9.160%, 03/14/12	$1,500,000
500,000		Lakeside RE Ltd., Floating Rate Catastrophe Linked Nts., (3-month USD-LIBOR +6.500%, 12/31/09	513,750
COP	392,000,000	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	183,751
$2,800,000		Lehman Brothers Holdings - 10 Year Curve Trade, 6% through 8/5/07, then 2.51% + 8(10yr CMS Rate-2yr CMS) rate, subject to a minimum of 0%, 02/05/17	2,915,920
RON	470,000	Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 6.750%, 03/11/08	187,221
41,000		Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.250%, 04/19/10	16,290
98,000		Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08	39,425
69,000		Lehman Brothers Special Financing - Romania Total Return Linked Nts. (Linked to Romanian Treasury Bills), 7.750%, 04/21/08	27,759
RUB	16,000,000	Merrill Lynch International - Ensorte Enterprises Limited Fully Funded Total Return Swap, 10.500%, 10/04/08	615,766
BRL	2,049,837	Morgan Stanley - Brazil Sr. Credit Linked Nts., 14.400%, 08/04/16	1,242,657
6,135,000		Morgan Stanley - Federative Republic of Brazil, Central Bank of Brazil, National Treasury of Brazil Currency and Credit Linked Nts., 12.551%*, 01/05/22	558,323
$3,460,000		Morgan Stanley - Philippines Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.850%, 09/20/15	4,177,050
290,000		Morgan Stanley - Philippines Senior Floating Rate Credit Linked Nts., 3-month USD-LIBOR +4.150%, 09/20/15	336,797
900,000		Morgan Stanley - United Mexican States Floating Rate Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	952,380
125,000		Morgan Stanley - Venezuela Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.480%, 11/20/15	139,236
RUB	22,100,000	Morgan Stanley & Co. International Limited - ZAO Grazhdanskie Samoleti Suhogo (Sukhoi Civil Aircraft CJSC) Fully Funded Total Return Swap, 7.850%, 03/31/17	851,377
KZT	110,000,000	Morgan Stanley Capital Services Inc. - Bank Center Total Return Credit Linked Nts., 7.520%, 06/06/08	895,233
RUB	7,942,293	Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 11.000%, 07/06/12	313,551
9,158,855		Morgan Stanley Capital Services Inc. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/6/12	364,819
$780,000		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09	803,400
1,040,000		Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 13.500%, 02/06/09	1,071,200
500,000		Osiris Capital PLC - Mortality Index Catastrophe Linked Nts., 3-month USD-LIBOR +5.000%, 01/15/10	502,750
RUB	13,000,000	Red Square Capital Limited - Multiple Entity Fixed Rate Dynamic Ruble CDO Credit Linked Nts., 10% to 20% tranche, 9.000%, 11/20/08	500,310
	$300,000	Residential Reinsurance Ltd. Series B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.450%, 06/06/08	280,785
XAF	75,000,000	Sphynx Capital Markets Pcc - Cell 2007-2 Secured Pass Through FCFA Notes Issued by The Commune De Brazzaville, 9.000%, 03/22/12	144,118
$280,000		Successor Euro Wind Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +5.250%, 06/06/08	282,957

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount					Value
STRUCTURED PRODUCTS (continued)
	$250,000		Successor II Ltd. Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +17.500%, 06/06 /08		$258,400
630,000			Successor Japan Quake Series A-I Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +4.250%, 06/06/08		638,599
1,860,000			Trains HY-1-2006, 7.548%, 05/01/16		1,894,369
GHC	2,630,550,000		UBS AG, Jersey - Ghana Credit Linked Nts., 14.470%, 12/28/11		304,412
	$360,000		VASCO Re 2006 Ltd. Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +8.500%, 06/05/09		368,316

2,800,000			Lehman Brothers Special Financing Inc. - Interest Rate Floor, pay the greater of 0% or 8*(- 31375% - USD ISDA 10 Yr Swap Rate + USD ISDA 2 Yr Swap Rate
					(73,094)
			Total Structured Products
			(Cost $64,020,543)		67,354,064

			Total Long-Term Investments
			(Cost $404,073,840)		414,094,358
SHORT-TERM INVESTMENTS: 20.2%
			Foreign Government Securities: 2.5%
EUR	2,960,000	@@	Belgium Treasury Bill, 3.710%, due 05/10/07		3,938,362
CAD	1,415,000	@@	Canadian Treasury Bill, Discount Note, due 05/03/07		1,220,912
EUR	1,070,000	@@	France Treasury Bill, 3.870%, due 05/10/07		1,423,415
EUR	3,790,000	@@	German Treasury Bill, 3.780%, due 07/18/07		5,005,996
11,588,685			Total Foreign Government Securities
			(Cost $11,588,685)		11,588,685

			U.S. Government Agency Obligations: 8.4%
$37,073,000			Federal Home Loan Bank, 4.750%, due 04/02/07		37,063,217
2,275,000			Freddie Mac, Discount Note, due 02/04/08		2,180,201
			Total U.S. Government Agency Obligations
			(Cost $39,243,418)		39,243,418

			Securities Lending Collateralcc: 9.3%
43,191,765			The Bank of New York Institutional Cash Reserves Fund		43,191,765
			Total Securities Lending Collateral
			(Cost $43,191,765)		43,191,765

			Total Short-Term Investments
			(Cost $94,023,868)		94,023,868

			Total Investments in Securities
			(Cost $498,097,708)*	109.5%	$ 508,118,226
			Other Assets and Liabilities — Net	(9.5)	(43,885,524)
			Net Assets	100.0%	$ 464,232,702

@	Non-income producing security
@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of
Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^	Interest Only (IO) Security
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHC	Ghana Cedi
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Phillippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
TRY	Turkish Lira
UAH	Ukranian Hryvnia
UYU	Uruguayan Peso Uruguayo
VND	Vietnamese Dong
XAF	CAF BEAC Francs
ZMK	Zambian Kwacha

*	Cost for federal income tax purposes is $498,230,713.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,230,639
	Gross Unrealized Depreciation	(2,343,126)
	Net Unrealized Appreciation	$9,887,513

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Open Futures Contracts on March 31, 2007

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
Canada 10-Year Bond	5	490,905	06/20/07	$(1,003)
Euro-Schatz 2-Year Note	104	14,351,942	06/07/07	(38,911)
IBEX 35 Index	2	391,777	04/20/07	20,352
Japan 10-Year Bond	6	6,830,448	06/11/07	2,733
S&P/MIB Index	2	548,057	06/15/07	25,143
U.S. Treasury 2-Year Note	109	22,333,078	06/29/07	35,098
U.S. Treasury Long Bond	341	37,936,250	06/20/07	(145,197)
				$(101,785)
Short Contracts
Australia 10-Year Bond	15	(1,225,002)	06/15/07	$18,675
CAC40 10 Index	10	(754,218)	04/20/07	(13,114)
Euro-Bobl 5-Year Note	5	(722,558)	06/07/07	5,113
Euro-Bund 10-Year Note	1	(153,515)	06/07/07	661
FTSE 100 Index	17	(2,116,260)	06/15/07	(61,850)
Japan 10-Year Mini	21	(2,391,370)	06/08/07	4,868
NASDAQ 100 E-Mini	43	(1,540,045)	06/15/07	3,331
NIKKEI 225 Index	11	(1,615,835)	06/07/07	(43,960)
S&P 500 E-Mini	113	(8,086,280)	06/15/07	(78,721)
S&P/TSE 60 Index	3	(393,001)	06/14/07	(11,734)
U.S. Treasury 5-Year Note	265	(28,036,173)	06/29/07	(128,299)
U.S. Treasury 10-Year Note	97	(10,488,125)	06/20/07	55,002
				$(250,028)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount		(Depreciation)

Citibank N.A., New York	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	260,000	(4,300)
Lehman Brothers Special Financing, Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	65,000	(882)
Lehman Brothers Special Financing, Inc.	Allied Waste N.A. 7.375%, 04/15/14	Sell	1.880%	03/20/12	USD	230,000	(3,121)
Deutsche Bank AG	Coriolanus LTD Floating Rate Note, 04/20/12	Sell	3.200%	04/20/12	USD	850,000	—
Deutsche Bank AG	Dow Jones CDX.NA.HY.7 Index	Sell	3.250%	12/20/11	USD	760,000	(5,613)
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index	Sell	3.250%	12/20/11	USD	188,000	1,448
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index	Sell	3.250%	12/20/11	USD	188,000	1,448
Credit Suisse International	Dow Jones CDX.NA.HY.7 Index Version 1	Sell	3.250%	12/20/11	USD	274,000	(2,566)
Barclays Bank PLC	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	185,000	(1,382)
Credit Suisse International	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	725,000	(5,263)
Credit Suisse International	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	270,000	(2,309)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	1,455,000	(8,893)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	275,000	(2,045)
Deutsche Bank AG	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	730,000	(4,332)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX.NA.XO.7 Index	Sell	1.650%	12/20/11	USD	185,000	(1,376)
Deutsche Bank AG	El Paso Corp. 7.875%, 06/15/12	Sell	1.030%	03/20/12	USD	560,000	2,559
Morgan Stanley Capital Services, Inc.	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300%	03/24/13	USD	1,290,000	(21,396)
Credit Suisse International	Ford Motor Company 7.000%, 10/01/13	Sell	2.550%	03/20/12	USD	240,000	(6,054)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Buy	(3.650)%	12/20/08	USD	365,000	(2,133)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Buy	(3.050)%	12/20/08	USD	445,000	1,764
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Buy	(3.300)%	12/20/08	USD	555,000	(68)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(23,372)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.800%	12/20/16	USD	555,000	(33,889)
Deutsche Bank AG	Ford Motor Company 7.450%, 07/16/31	Sell	5.850%	12/20/16	USD	695,000	(40,754)
JPMorgan Chase Bank, N.A., NY	Ford Motor Company 7.450%, 07/16/31	Buy	(3.600)%	12/20/08	USD	365,000	(3,520)
JPMorgan Chase Bank, N.A., NY	Ford Motor Company 7.450%, 07/16/31	Sell	6.000%	12/20/16	USD	455,000	(22,496)
Morgan Stanley Capital Services, Inc.	Ford Motor Company 7.450%, 07/16/31	Buy	(2.450)%	12/20/08	USD	40,000	491
Morgan Stanley Capital Services, Inc.	Ford Motor Company 7.450%, 07/16/31	Buy	(3.700)%	12/20/08	USD	365,000	(2,980)
Morgan Stanley Capital Services, Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	5.900%	12/20/16	USD	60,000	(3,231)
Morgan Stanley Capital Services, Inc.	Ford Motor Company 7.450%, 07/16/31	Sell	6.150%	12/20/16	USD	455,000	(18,986)
Citibank N.A., New York	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.320%	03/20/12	USD	390,000	(13,674)
Credit Suisse International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.385%	03/20/12	USD	730,000	(23,908)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.390%	03/20/12	USD	615,000	(19,623)
Deutsche Bank AG	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	2.340%	03/20/12	USD	270,000	(9,115)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Buy	(2.550)%	12/20/08	USD	365,000	(689)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Buy	(2.030)%	12/20/08	USD	445,000	2,967
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	365,000	(11,091)
Deutsche Bank AG	General Motors 7.125%, 07/15/13	Sell	4.680%	12/20/16	USD	445,000	(15,173)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Buy	(2.700)%	12/20/08	USD	365,000	(3,998)
Goldman Sachs Capital Markets L.P.	General Motors 7.125%, 07/15/13	Sell	4.950%	12/20/16	USD	365,000	(6,280)
JPMorgan Chase Bank, N.A., NY	General Motors 7.125%, 07/15/13	Buy	(2.350)%	12/20/08	USD	555,000	(813)
JPMorgan Chase Bank, N.A., NY	General Motors 7.125%, 07/15/13	Sell	4.750%	12/20/16	USD	555,000	(16,188)
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Buy	(1.650)%	12/20/08	USD	40,000	538
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Buy	(2.700)%	12/20/08	USD	365,000	(1,407)
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Sell	4.620%	12/20/16	USD	40,000	(1,589)
Morgan Stanley Capital Services, Inc.	General Motors 7.125%, 07/15/13	Sell	4.900%	12/20/16	USD	365,000	(8,946)
Morgan Stanley Capital Services, Inc.	Gisad Dis Ticaret A.S. 7.670%, 03/23/08	Sell	2.000%	03/30/08	EUR	2,125,000	33
Credit Suisse International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	375,000	(18,811)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	365,000	(19,045)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	220,000	(11,876)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	200,000	(10,796)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.370%	03/20/17	USD	90,000	(4,968)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	1.390%	03/20/17	USD	540,000	(29,151)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	225,000	(12,066)
Lehman Brothers Special Financing, Inc.	GMAC LLC 6.875%, 08/28/12	Sell	1.400%	03/20/17	USD	200,000	(10,725)
Credit Suisse International	HCA Inc. 6.950%, 05/01/12	Buy	(0.750)%	06/20/08	USD	190,000	78
Credit Suisse International	HCA Inc. 6.950%, 05/01/12	Sell	3.250%	06/20/12	USD	190,000	1,366
Lehman Brothers Special Financing, Inc.	HCA Inc. 6.950%, 05/01/12	Buy	(0.725)%	03/20/08	USD	190,000	(76)
Lehman Brothers Special Financing, Inc.	HCA Inc. 6.950%, 05/01/12	Sell	3.225%	03/20/12	USD	190,000	3,317
Credit Suisse International	INCO LTD 7.750%, 05/15/12	Buy	(0.580)%	03/20/17	USD	95,000	(4)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007: (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount		(Depreciation)

Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.630)%	03/20/17	USD	200,000	(1,249)
Deutsche Bank AG	INCO LTD 7.750%, 05/15/12	Buy	(0.420)%	03/20/17	USD	180,000	928
JPMorgan Chase Bank, N.A., NY	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	95,000	145
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	195,000	560
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.520)%	03/20/17	USD	180,000	517
Morgan Stanley Capital Services, Inc.	INCO LTD 7.750%, 05/15/12	Buy	(0.600)%	3/20/17	USD	195,000	(703)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000%	06/20/08	USD	615,000	(1,729)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	2.000%	06/20/08	USD	385,000	(1,082)
Goldman Sachs International	K. Hovnanian Enterprises, Inc. 6.500%, 01/15/14	Sell	1.800%	06/20/08	USD	385,000	(1,082)
Credit Suisse International	NJSC Naftogaz of Ukraine 8.125%, 09/30/09	Sell	3.250%	04/20/11	USD	605,000	—
Morgan Stanley Capital Services, Inc.	Republic of Colombia 10.375%, 01/28/33	Buy	(3.700)%	08/20/15	USD	360,000	(55,913)
Citibank N.A., New York	Republic of Hungary 4.500%, 01/29/14	Buy	(0.400)%	12/20/15	USD	745,000	(3,768)
UBS AG	Republic of Indonesia 6.750%, 03/10/14	Sell	2.300%	09/20/11	USD	275,000	13,712
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)%	12/20/16	USD	420,000	(16,516)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Sell	1.320%	04/20/17	USD	225,000	1,039
Deutsche Bank AG	Republic of the Philippines 10.625% 03/16/25	Buy	(3.690)%	09/20/15	USD	1,500,000	(186,258)
Morgan Stanley Capital Services, Inc.	Republic of Turkey 11.875%, 01/15/30	Sell	2.750%	11/20/16	USD	255,000	5,518
Morgan Stanley Capital Services, Inc.	Republic of Venezuela 9.250%, 09/15/27	Buy	(3.480)%	11/20/15	USD	125,000	(11,277)
Barclays Bank PLC	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.220%	03/20/08	USD	375,000	22
Barclays Bank PLC	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.200%	03/20/08	USD	188,000	(28)
Goldman Sachs International	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.360%	03/20/08	USD	188,000	109
Goldman Sachs International	Residential Capital, LLC 6.375%, 06/30/10	Sell	1.180%	03/20/08	USD	187,000	(215)
Barclays Bank PLC	Residential Capital, LLC 6.500%, 04/17/13	Sell	1.750%	03/20/08	USD	286,000	1,515
Credit Suisse International	Residential Capital, LLC 6.500%, 04/17/13	Sell	1.300%	03/20/08	USD	188,000	174
Barclays Bank PLC	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.500%	03/20/12	USD	180,000	(1,418)
Credit Suisse International	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.490%	03/20/12	USD	185,000	(1,265)
Lehman Brothers Special Financing, Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.580%	03/20/12	USD	235,000	(760)
Morgan Stanley Capital Services, Inc.	Smithfield Foods Inc. 7.750%, 05/15/13	Sell	1.510%	03/20/12	USD	260,000	(1,192)
Goldman Sachs International	Standard Pacific Corp. 6.875%, 05/15/11	Sell	2.200%	06/20/08	USD	1,115,000	—
JPMorgan Chase Bank, N.A., NY	Ukraine Government 7.650%, 06/11/13	Sell	1.920%	08/20/11	USD	75,000	1,922
Citibank N.A., New York	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100%	06/20/08	USD	96,000	(3)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.100%	06/20/08	USD	96,000	(56)
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.150%	06/20/08	USD	193,000	—
Lehman Brothers Special Financing, Inc.	Univision Communications Inc. 7.850%, 07/15/11	Sell	1.200%	06/20/08	USD	426,000	—
Credit Suisse International	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.030%	03/20/17	USD	95,000	198
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.050%	03/20/17	USD	200,000	2,969
Deutsche Bank AG	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.000%	03/20/17	USD	180,000	1,966
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.040%	03/20/17	USD	195,000	964
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	1.060%	03/20/17	USD	95,000	565
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.920%	03/20/17	USD	195,000	(900)
Morgan Stanley Capital Services, Inc.	Vale Overseas Limited 8.250%, 01/17/34	Sell	0.970%	03/20/17	USD	180,000	(152)
Citibank N.A., New York	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.110%	03/20/12	USD	100,000	471
Credit Suisse International	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.150%	03/20/12	USD	100,000	601
Credit Suisse International	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.140%	03/20/12	USD	100,000	644
Deutsche Bank AG	Williams Companies Inc. 7.125%, 09/01/11	Sell	1.020%	03/20/12	USD	230,000	756

							$(705,235)

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S.
For the purposes of this transaction each such loan shall be an underlying loan.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007:

	Termination	Notional Principal		Unrealized Appreciation/
	Date	Amount		(Depreciation)

Receive a fixed rate of 5.460% on UDI 2,252,229.80. Pay a floating rate based on 6-month USD-LIBOR on USD 730,000.00. Upon termination of the contract, receive UDI 2,252,229.80 and pay USD 730,000.00. Counterparty: Deutsche Bank AG London	05/13/15	SEE DESCRIPTION		153,455
Receive a fixed rate equal to 5.250% on UDI 1,184,117.66 converted to MXN. Pay a floating rate based on 6-month USD-LIBOR on USD 390,000.00. Upon termination of the contract, receive UDI 1,184,117.66 (converted into MXN) and pay USD 390,000.00. Counterparty: Deutsche Bank AG London	06/23/15	SEE DESCRIPTION		68,581
Receive a fixed rate equal to 4.480% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Credit Suisse First Boston International	07/01/10	PLN	265,000	752
Receive a fixed rate equal to 4.530% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Lehman Brothers International (Europe)	07/04/10	PLN	1,950,000	(8,983)
Receive a fixed rate equal to 10.290% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/04/15	MXN	2,340,000	31,355
Receive a fixed rate equal to 9.150% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/27/26	MXN	5,270,000	52,648
Receive a fixed rate equal to 9.410% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/31/20	MXN	2,240,000	24,071
Receive an initial exchange of USD 292,335.12. Pay an initial exchange of TRY 410,000.00. Receive a fixed rate equal to 17.100% on 410,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 292,335.12 Upon termination of the contract, receive TRY 410,000.00 and pay USD 292,335.12. Counterparty: Merrill Lynch International	02/06/12	SEE DESCRIPTION		2,306
Receive a floating rate based on China Fixing Repo Rates 7-Day, pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs	02/16/17	CNY	3,800,000	9,294
Receive a fixed rate equal to 4.112% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Barclays Bank, PLC	06/15/09	EUR	1,040,000	(3,414)
Receive a fixed rate equal to 10.700% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	05/08/15	MXN	4,060,000	63,327
Receive a fixed rate equal to 9.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	09/16/26	MXN	2,200,000	25,481
Receive a fixed rate equal to 5.520% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/24/10	PLN	20,000	108
Receive a fixed rate equal to 5.550% and pay a floating rate based on 6-month PLZ-WIBOR Counterparty: Citibank N.A., London	03/25/10	PLN	32,000	183
Receive a fixed rate equal to 10.850% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	03/05/15	MXN	800,000	13,023
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 8.29% Counterparty: JPMorgan Chase Bank, N.A.	06/21/08	ZAR	9,120,000	12,901

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007: (continued)

	Termination	Notional Principal		Unrealized Appreciation/
	Date	Amount		(Depreciation)

Receive a floating rate based on 3-month TWD-TELERATE and pay a fixed rate equal to 2.320% Counterparty: Citibank N.A., New York	06/27/11	TWD	16,900,000	(6,943)
Receive a floating rate based on overnight INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 7.175% Counterparty: Deutsche Bank AG	06/27/11	INR	16,900,000	12,590
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	35,479
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.5525% Counterparty: Barclays Bank PLC, London	06/13/09	GBP	710,000	5,036
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	18,281
Receive a fixed rate equal to 12.840% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	580,000	10,074
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	17,076
Receive a fixed rate equal to 12.710% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	1,910,000	19,026
Receive a fixed rate equal to 12.730% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,240,000	19,635
Receive a fixed rate equal to 12.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	5,720,000	51,511
Receive a fixed rate equal to 12.390% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	4,200,000	41,233
Receive a fixed rate equal to 12.380% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	4,200,000	35,952
Receive a fixed rate equal to 9.510% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/26/25	MXN	6,700,000	86,963
Receive a fixed rate equal to 9.500% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	08/28/25	MXN	4,450,000	57,953
Receive a fixed rate equal to 14.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/04/10	BRL	8,390,000	417,603
Receive a floating rate based on 6-month HUF-BUBOR and pay a fixed rate equal to 8.440% Counterparty: Deutsche Bank AG	07/03/11	HUF	82,000,000	(204)
Receive a fixed rate equal to 9.270% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	07/17/26	MXN	4,600,000	51,829
Receive a fixed rate equal to 5.385%and pay a floating rate based on 6-month NOK-NIBOR Counterparty: Barclays Bank PLC	01/29/10	NOK	8,680,000	969
Receive a floating rate equal to 6-month EUR-Euribor and pay a fixed rate equal to 4.220% Counterparty: Barclays Bank PLC	01/29/10	EUR	1,060,000	—
Receive a fixed rate equal to 12.260% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	1,901
Receive a fixed rate equal to 12.290% and pay a floating rate based on Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	400

Receive an initial exchange of USD 477,085.44. Pay an initial exchange of TRY 660,000.00. Receive a fixed rate equal to 16.750% on 660, 000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 477,085.44.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007: (continued)

	Termination	Notional Principal		Unrealized Appreciation/
	Date	Amount		(Depreciation)

Upon termination of the contract, receive TRY 660,000.00 and pay USD 477,085.44. Counterparty: Credit Suisse International	02/26/12	SEE DESCRIPTION		(9,851)
Receive a fixed rate equal to 17.180% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/08	BRL	1,859,173	24,380
Receive a fixed rate equal to 5.570% and pay a floating rate based on 3-month USD-LIBOR Counterparty: JPMorgan Chase Bank, N.A.	05/26/16	USD	12,000,000	547,079
Receive a fixed rate equal to 9.290% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	07/17/26	MXN	3,700,000	41,457
Receive a fixed rate equal to 13.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/12	BRL	2,070,000	56,958
Receive a fixed rate equal to 14.000% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander Central Hispano, S.A.	01/03/12	BRL	1,040,000	30,065
Receive a fixed rate equal to 14.050% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/12	BRL	1,040,000	31,572
Receive a fixed rate equal to 8.700% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	02/05/16	MXN	13,500,000	62,731
Receive an initial exchange of USD 184,921.76. Pay an initial exchange of TRY 260,000.00. Receive a fixed rate equal to 17.250% on 260,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 184,921.76 Upon termination of the contract, receive TRY 260,000.00 and pay USD 184,921.76. Counterparty: Credit Suisse International	02/07/12	SEE DESCRIPTION		3,092
Receive an initial exchange of USD 281,539.41. Pay an initial exchange of TRY 395,000.00. Receive a fixed rate equal to 14.300% on 395,000 TRY and pay a floating rate based on 3-month USD LIBOR on USD 281,539.41 Upon termination of the contract, receive TRY 395,000.00 and pay USD 281,539.41. Counterparty: Credit Suisse	02/09/12	SEE DESCRIPTION		4,393
Receive a fixed rate equal to 9.990% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Lehman Brothers Special Financing Inc.	07/09/15	MXN	3,790,000	44,491
Receive a fixed rate equal to 10.000% and pay a floating rate base on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston International	07/09/15	MXN	3,830,000	45,963
Receive a fixed rate equal to 9.760% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: JPMorgan Chase Bank, N.A.	08/17/15	MXN	3,700,000	39,705
Receive a fixed rate equal to 4.1825%, pay a floating rate based on SEK-STIBOR-SIDE Morgan Stanley Capital Services Inc.	11/12/12	SEK	5,700,000	(5,617)
Receive a fixed rate equal to 8.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse International	12/17/26	MXN	4,750,000	11,263
Receive a fixed rate equal to 10.430% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	05/29/15	MXN	3,400,000	48,313
Receive a fixed rate equal to 10.300% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/01/15	MXN	3,400,000	45,768
Receive a fixed rate equal to 10.000% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: J. Aron & Company	06/24/15	MXN	1,920,000	22,795
				$2,366,009

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Total Return Swap Agreements Outstanding on March 31, 2007: (continued)

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)

Receive Index Return based on Lehman CMBS AAA Index plus funding advantage of +15 bps. Pay spread change x ((Notional Amount/10,000) x “Mod Adj Durat”). Counterparty: Goldman Sachs	09/01/07	USD	1,110,000	496
Receive total return of custom basket, if positive. Pay one-month USD-LIBOR minus 5 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Goldman Sachs International	03/10/08	USD	1,115,208	47,654
Receive total return of custom basket, if positive. Pay one-month JPY-LIBOR plus 40 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Morgan Stanley & Co. International	12/20/07	JPY	149,333,100	38,446
Receive total return of custom basket, if positive. Pay one-month GBP-LIBOR plus spread and, if negative, the absolute value of the total return of custom basket. Counterparty: Morgan Stanley & Co. International	10/09/07	GBP	689,300	82,750
Receive total return of custom basket, if positive. Pay one-month EUR-LIBOR plus spread and, if negative, the absolute value of the total return of custom basket. Counterparty: Morgan Stanley & Co. International	10/09/07	EUR	1,317,600	81,682
Receive total return of custom basket, if positive. Pay one-month USD-LIBOR plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket. Counterparty: Goldman Sachs International	03/10/08	USD	4,358,461	215,894
Receive absolute value of price depreciation on the Swiss Market Index Futures (June 07). Pay price appreciation on the Swiss Market Index Futures (June 07). Counterparty: Goldman Sachs International	06/20/07	CHF	525,614	(6,979)
Receive absolute value of price depreciation on the INDF/NSE Nifty Index Futures (April 07). Pay price appreciation on the INDF/NSE Nifty Index Futures (April 07). Counterparty: Goldman Sachs International	05/03/07	INR	18,835,500	(4,333)
Receive price appreciation on the Bovespa Index Futures Exchange-Traded Contract (April 07). Pay price absolute value of price depreciation on the Bovespa Index Futures Exchange-Traded Contract (April 07). Counterparty: Goldman Sachs International	04/19/07	BRL	904,013	5,300
Receive total return on the MSCI Daily TR Net Belgium USD Market Index. Pay one-month USD-LIBOR and, if negative, the absolute value of the total return on the MSCI Daily TR Net Belgium USD Market Index. Counterparty: Goldman Sachs International	10/09/07	USD	400,768	23,460
Receive a fixed rate equal to 7.750% on RUB 56,780,000 plus any positive total return amount on reference obligation. Pay a floating rate based on 3-month USD LIBOR on USD 2,167,175.57 and the absolute value of any negative total return amount on reference obligation. Counterparty: Morgan Stanley Capital Services Inc.	12/26/13	SEE DESCRIPTION		683
				$485,053

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING Oppenheimer Strategic Income Portfolio Written Options Outstanding on March 31, 2007: (continued)

		Exercise	Expiration	Notional		Premium
Description	Counterparty	Price	Date	Amount		Received	Value

Currency Option OTC
USD Put/JPY Call	Barclays Bank PLC	$117.350	04/05/07	JPY	37,000,000	$1,788	$(1,787)

Currency Option OTC
USD Call/JPY Put	Barclays Bank PLC	117.350	04/05/07	JPY	37,000,000	1,867	(1,787)

Currency Option OTC
JPY Call/USD Put	Credit Suisse	117.000	04/04/07	JPY	41,000,000	2,085	(2,085)

Currency Option OTC
JPY Put/USD Call	Credit Suisse	117.000	04/04/07	JPY	41,000,000	1,980	(1,980)

Currency Option OTC
USD Put/JPY Call	Barclays Bank PLC	118.000	04/09/07	JPY	37,000,000	1,897	(1,897)

Currency Option OTC
USD Call/JPY Put	Barclays Bank PLC	118.000	04/09/07	JPY	37,000,000	1,897	(1,897)
						$11,514	$(11,433)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited)

Notional Amount		Value
OPTIONS PURCHASED: 0.8%
Positions in Purchased Fixed Income Options
$236 Contracts	Call Option CME
90-Day Eurodollar Future 6/07
	Strike @ $95.25-Exp 06/18/07	$2,950

$575 Contracts	Put Option CME
90-Day Eurodollar Future 6/07
	Strike @ $91.25-Exp 06/18/07	—

$438 Contracts	Put Option CME
90-Day Eurodollar Future 9/07
	Strike @ $91.25-Exp 09/17/07	—

$433 Contracts	Put Option CME
90-Day Eurodollar Future 9/07
	Strike @ $91.50-Exp 09/17/07	—

$158 Contracts	Put Option CME
90-Day Eurodollar Future 12/07
	Strike @ $91.25-Exp 12/17/07	—

$100 Contracts	Put Option CME
90-Day Eurodollar Future 12/07
Strike @ $92.25-Exp 12/17/07

$136 Contracts	Call Option CME
90-Day Eurodollar Future 03/08
	Strike @ $95.25-Exp 03/17/08	104,550

$72 Contracts	Put Option CME
90-Day Eurodollar Future 3/08
	Strike @ $91.50-Exp 03/17/08	—

$133 Contracts	Put Option CME
90-Day Eurodollar Future 3/08
	Strike @ $91.75-Exp 03/17/08	33

$90 Contracts	Put Option CME
90-Day Eurodollar Future 03/08
	Strike @ $92.75-Exp 03/17/08	248

$253 Contracts	Put Option CME
90-Day Eurodollar Future 03/08
	Strike @ $93-Exp 03/17/08	1,392

$330 Contracts	Put Option LIFFE
90-Day Sterling Future 12/07
	Strike @ GBP 93.25-Exp 12/19/07	—

$177 Contracts	Put Option LIFFE
90-Day Sterling Future 03/08
	Strike @ GBP 93-Exp 03/19/08	—

$3,000,000	Put Option OTC - Merrill Lynch
FNMA 6% 30-Year March TBA
	Strike @ $90-Exp 06/05/07	156

6,000,000	Put Option OTC - Merrill Lynch
FNMA 6% 30-Year March TBA
	Strike @ $88.16-Exp 06/05/07	78

Positions in Purchased Currency Options

1,800,000	Put Option OTC - Credit Suisse
USD vs JPY
	Strike @ 103.80-Exp 03/17/10	68,647

1,800,000	Call Option OTC - Credit Suisse
USD vs JPY
	Strike @ 103.80-Exp 03/17/10	93,492

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Notional Amount		Value
		Positions in Purchased Currency Options (continued)
$1,400,000		Call Option OTC - Citibank
		USD vs JPY
		Strike @ 121-Exp 01/18/08	$7,493

	3,000,000	Call Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104-Exp 03/17/10	152,724

	3,000,000	Put Option OTC - Credit Suisse
		USD vs JPY
		Strike @ 104-Exp 03/17/10	116,238

		Positions in Purchased Interest Rate Swap Options

	19,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.250%-Exp 06/07/07	121,410

	26,200,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.500%-Exp 06/29/07	287,362

	11,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.900%*Exp 10/25/07	57,685

	16,700,000	Call Swaption OTC - Lehman Brothers Special Financing Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 12/20/07	112,314

EUR	36,400,000	Call Swaption OTC - Citibank N.A., London
		6 Month EUR-EURIBOR - Fund Pays Floating
		Strike @ 3.960%-Exp 07/02/07	4,717

GBP	6,300,000	Call Swaption OTC - Citibank N.A., London
		6 Month GBP-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 06/15/07	12

	3,500,000	Call Swaption OTC - JPMorgan Chase Bank, N.A.
		6 Month GBP-LIBOR - Fund Pays Floating
		Strike @ 5.0625%-Exp 06/15/07	94

	24,000,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		6 Month GBP-LIBOR - Fund Pays Floating
		Strike @ 5.1835%-Exp 09/14/07	16,281

	10,400,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 02/01/08	74,690

	206,700,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.000%-Exp 08/08/07	331,683

	15,400,000	Put Swaption OTC - Lehman Brothers
		3 Month USD-LIBOR - Fund Receives Floating
		Strike @ 5.200%-Exp 01/25/10	116,443

	15,400,000	Call Swaption OTC - Lehman Brothers
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 5.200%-Exp 01/25/10	159,838

	210,900,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 03/31/08	1,133,868

	18,100,000	Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.900%-Exp 08/08/07	21,290

	10,500,000	Call Swaption OTC - Barclay’s Bank PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.750%-Exp 02/01/08	26,201

		Total Options Purchased
		(Cost $3,270,856)	3,011,889

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 15.9%
			Agriculture: 0.1%
$300,000		C	Reynolds American, Inc., 7.625%, due 06/01/16	$320,649
				320,649
			Auto Manufacturers: 0.5%
1,400,000		C	DaimlerChrysler NA Holding Corp., 5.690%, due 03/13/09	1,403,207
300,000			DaimlerChrysler NA Holding Corp., 5.820%, due 09/10/07	300,497
				1,703,704
			Banks: 8.1%
200,000			Abbey National Treasury Services PLC, 5.270%, due 07/02/08	200,076
1,700,000			Banque Nationale de Paris, 5.260%, due 07/03/08	1,699,014
3,500,000			Barclays Bank PLC, 5.281%, due 03/17/08	3,499,545
1,700,000			Calyon New York, 5.340%, due 01/16/09	1,700,850
1,400,000			Countrywide Bank NA, 5.320%, due 04/25/07	1,399,982
1,700,000			Dexia Credit Local, 5.270%, due 09/29/08	1,700,479
1,700,000			Fortis Bank SA, 5.265%, due 06/30/08	1,700,553
1,700,000			Fortis Bank SA, 5.300%, due 09/30/08	1,699,742
DKK	3,000,000	@@	Nykredit Realkredit A/S, 4.832%, due 10/01/38	532,742
DKK	3,100,000	@@	Nykredit Realkredit A/S, 4.833%, due 10/01/38	547,999
DKK	11,700,000	@@	Realkredit Danmark A/S, 4.510%, due 10/01/38	2,070,432
$1,700,000			Royal Bank of Scotland, 5.260%, due 07/03/08	1,699,014
3,500,000			Royal Bank of Scotland, 5.265%, due 03/26/08	3,499,507
1,500,000		@@, #	Santander US Debt SA Unipersonal, 5.420%, due 02/06/09	1,502,703
3,500,000			Societe Generale, 5.270%, due 03/26/08	3,500,007
1,600,000		@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	1,600,968
800,000		@@, #	VTB Capital (VNESHTORGBK), 5.960%, due 08/01/08	801,400
				29,355,013
			Building Materials: 0.2%
800,000		@@, #, C	C8 Capital SPV Ltd., 6.700%, due 12/31/49	793,170
				793,170
			Diversified Financial Services: 2.8%
400,000			CitiFinancial, 6.625%, due 06/01/15	430,177
100,000		S	Citigroup, Inc., 5.625%, due 08/27/12	101,929
1,100,000			Ford Motor Credit Co., 7.000%, due 10/01/13	1,023,842
100,000			Ford Motor Credit Co., 7.250%, due 10/25/11	97,283
1,800,000			General Electric Capital Corp., 5.370%, due 03/12/10	1,799,595
1,700,000			General Electric Capital Corp., 5.430%, due 08/15/11	1,699,505
1,600,000			HSBC Finance Corp., 5.420%, due 10/21/09	1,600,568
100,000		C	Morgan Stanley, 5.300%, due 03/01/13	100,000
3,300,000			UBS Financial, LLC, 5.140%, due 06/12/07	3,265,944
				10,118,843
			Electric: 0.7%
300,000		C, S	Columbus Southern Power Co., 6.600%, due 03/01/33	318,734
600,000		C	Edison Mission Energy, 7.730%, due 06/15/09	624,000
100,000		C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	98,039
700,000		C	NRG Energy, Inc., 7.375%, due 02/01/16	721,000
800,000		#, C	TXU Energy Co., LLC, 5.850%, due 09/16/08	800,266
				2,562,039
			Healthcare — Products: 0.3%
1,000,000		X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	1,015,000
				1,015,000
			Lodging: 0.2%
800,000		C	Mandalay Resort Group, 6.500%, due 07/31/09	813,000
				813,000
			Media: 0.4%
1,400,000			Viacom, Inc., 5.590%, due 05/29/07	1,400,000
				1,400,000
			Mining: 0.1%
200,000		@@, C	Vale Overseas Ltd., 6.250%, due 01/23/17	204,792
				204,792
			Office/Business Equipment: 0.2%
700,000		C	Xerox Corp., 9.750%, due 01/15/09	754,206
				754,206
			Oil & Gas: 0.1%
100,000			Pemex Project Funding Master Trust, 5.890%, due 03/30/18	126,950
100,000			Pemex Project Funding Master Trust, 7.375%, due 12/15/14	110,700
200,000			Pemex Project Funding Master Trust, 8.625%, due 02/01/22	249,500
				487,150
			Pipelines: 0.1%
200,000		C, L	El Paso Corp., 7.750%, due 01/15/32	222,000
300,000		#	Williams Cos., Inc., 6.375%, due 10/01/10	305,625
				527,625
			Retail: 0.8%
2,700,000		C	CVS Corp., 5.750%, due 08/15/11	2,752,375
				2,752,375
			Telecommunications: 1.3%
24,000		C	AT&T Corp., 7.300%, due 11/15/11	26,079
400,000		C, S	AT&T, Inc., 4.125%, due 09/15/09	391,222

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$3,500,000	C	BellSouth Corp., 5.200%, due 09/15/14	$3,445,859
30,000	C, S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	32,854
600,000	C	Qwest Corp., 5.625%, due 11/15/08	603,000
200,000	C	Qwest Corp., 8.875%, due 03/15/12	222,000
			4,721,014
		Total Corporate Bonds/Notes
		(Cost $57,209,661)	57,528,580
U.S. GOVERNMENT AGENCY OBLIGATIONS: 68.0%
		Federal Home Loan Mortgage Corporation: 8.5%
1,900,000	C	3.000%, due 05/15/22	1,860,559
1,188,367	C, S	3.500%, due 05/15/22	1,174,767
2,200,000	C, S	3.500%, due 11/15/22	2,160,186
34,374	C	3.500%, due 07/15/32	33,074
2,524,002	C	4.000%, due 06/15/22	2,493,744
2,800,000	C	4.500%, due 11/15/13	2,780,126
78,765	C	5.000%, due 09/15/16	78,408
4,799,691	C	5.000%, due 12/15/23	4,781,634
2,963,057	C	5.000%, due 01/15/24	2,952,952
2,346,185	C, S	5.000%, due 07/15/24	2,337,544
478,262		5.000%, due 08/01/35	462,832
892,636		5.000%, due 09/01/35	863,837
1,699,598		5.340%, due 09/01/35	1,701,963
21,960		5.500%, due 08/01/07	21,949
197,314		5.500%, due 03/01/23	196,833
424,225		5.500%, due 05/01/23	423,190
10,509		5.500%, due 08/15/30	10,414
1,000,000	W	5.500%, due 04/01/33	989,688
448,839		5.500%, due 05/01/35	444,729
2,277,211	S	5.500%, due 05/01/35	2,256,358
330,761	C, S	5.640%, due 01/25/45	331,466
2,407	C	5.720%, due 05/15/29	2,409
56,727		5.777%, due 04/01/32	57,350
8,844		6.000%, due 10/01/17	9,004
42,641		6.000%, due 02/01/22	43,399
872,442	S	6.000%, due 03/01/23	887,384
623,043	C	6.083%, due 10/25/44	628,522
683,889	C	6.875%, due 03/25/24	710,220
			30,694,541
		Federal National Mortgage Association: 59.5%
4,751,611		3.849%, due 10/01/33	4,749,203
2,567,638		4.190%, due 11/01/34	2,555,503
1,691,359		4.381%, due 02/01/35	1,690,397
1,257,665		4.731%, due 09/01/35	1,279,105
933,710		4.983%, due 09/01/34	924,608
118,573		5.000%, due 05/01/18	117,285
845,375		5.000%, due 11/01/18	836,190
421,425		5.000%, due 02/01/19	416,369
80,461		5.000%, due 08/01/19	79,496
417,017		5.000%, due 10/01/19	412,014
296,825		5.000%, due 06/01/20	292,920
306,699		5.000%, due 07/01/20	302,664
11,301,908		5.000%, due 08/01/20	11,153,214
3,485,386		5.000%, due 09/01/20	3,439,531
3,572,414		5.000%, due 01/01/21	3,525,413
2,111,196		5.000%, due 05/01/21	2,082,745
292,348		5.000%, due 06/01/21	288,408
5,137,019		5.000%, due 07/01/21	5,067,792
260,311		5.000%, due 09/01/21	256,803
4,234,692		5.000%, due 06/25/27	4,212,224
638,234		5.000%, due 08/01/35	617,453
8,956,944		5.000%, due 02/01/36	8,665,301
16,739,247		5.000%, due 03/01/36	16,194,199
203,935		5.440%, due 03/25/34	204,323
114,624		5.500%, due 03/01/16	115,357
249,234		5.500%, due 06/01/23	248,614
88,690		5.500%, due 05/01/33	87,991
36,773		5.500%, due 07/01/33	36,483
711,240	S	5.500%, due 11/01/33	705,634
266,679		5.500%, due 11/01/33	264,577
184,372		5.500%, due 12/01/33	182,919
427,430		5.500%, due 04/01/34	424,061
83,008		5.500%, due 10/01/34	82,306
717,143	S	5.500%, due 11/01/34	711,075
295,964		5.500%, due 12/01/34	293,460
736,463	S	5.500%, due 12/01/34	730,232
376,351		5.500%, due 01/01/35	373,166
803,219	S	5.500%, due 01/01/35	796,422

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$7,564,356	S	5.500%, due 02/01/35	$7,500,351
11,850,857		5.500%, due 02/01/35	11,750,581
157,257		5.500%, due 04/01/35	155,822
752,327		5.500%, due 05/01/35	745,461
2,483,798	S	5.500%, due 05/01/35	2,461,130
1,460,868		5.500%, due 06/01/35	1,447,535
979,093		5.500%, due 07/01/35	970,158
5,212,003		5.500%, due 08/01/35	5,164,437
7,017,809		5.500%, due 09/01/35	6,953,763
186,598		5.500%, due 10/01/35	184,895
861,747		5.500%, due 12/01/35	853,883
189,341		5.500%, due 03/01/36	187,425
92,100		5.500%, due 04/01/36	91,169
952,977		5.500%, due 05/01/36	944,280
846,108		5.500%, due 07/01/36	837,548
664,773		5.520%, due 02/01/24	663,121
228,083		5.649%, due 04/01/32	228,936
38,360		6.000%, due 04/01/17	39,055
368,488		6.000%, due 06/01/17	375,165
62,998		6.000%, due 01/01/18	64,139
37,869		6.000%, due 12/01/18	38,623
453,984		6.000%, due 04/01/22	461,778
997,149	S	6.000%, due 06/01/22	1,014,267
190,189		6.000%, due 01/01/23	193,454
81,000,000		6.000%, due 04/01/34	81,607,500
692,000		6.083%, due 10/01/44	699,548
147,758		6.320%, due 12/01/36	149,688
138,496		6.500%, due 03/01/17	141,924
39,324		6.500%, due 07/01/29	40,562
7,000,000		6.500%, due 04/01/31	7,142,184
1,500,000		6.500%, due 06/17/38	1,557,925
1,622,369		6.805%, due 02/01/33	1,629,687
14,552		6.827%, due 02/01/20	15,043
185,930		6.844%, due 04/25/24	193,791
19,219		7.186%, due 09/01/31	19,478
4,107,702		7.500%, due 08/25/35	4,212,233
			215,151,996
		Government National Mortgage Association: 0.0%
47,715	C	5.720%, due 03/16/32	48,111
			48,111
		Total U.S. Government Agency Obligations
		(Cost $245,834,584)	245,894,648

U.S. TREASURY OBLIGATIONS: 2.4%
		Treasury Inflation Indexed Protected Securities: 2.4%
6,500,000		0.875%, due 04/15/10	6,717,445
1,700,000		2.000%, due 07/15/14	1,808,416

		Total U.S. Treasury Obligations
		(Cost $8,525,596)	8,525,861
ASSET-BACKED SECURITIES: 1.5%
		Home Equity Asset-Backed Securities: 0.1%
228,818	C	ACE Securities Corp., 5.430%, due 10/25/35	228,982
			228,982
		Other Asset-Backed Securities: 1.4%
1,109,605	C	Countrywide Asset-Backed Certificates, 5.350%, due 01/25/46	1,109,607
1,143,050	C	Lehman XS Trust, 5.400%, due 07/25/46	1,142,694
415,611	C	Long Beach Mortgage Loan Trust, 5.600%, due 10/25/34	416,327
926,271	C	Morgan Stanley Capital I, 5.370%, due 11/25/36	926,848
32,455	#, C, S	Quest Trust, 5.880%, due 06/25/34	32,537
1,440,898	C	Washington Mutual Asset-Backed Certificates, 5.370%, due 01/25/37	1,439,772
			5,067,785
		Total Asset-Backed Securities
		(Cost $5,297,122)	5,296,767

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.5%
605,002	C	Adjustable Rate Mortgage Trust, 4.585%, due 05/25/35	597,737
818,439	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	807,797
998,172	C, L	Banc of America Funding Corp., 4.114%, due 05/25/35	981,882
825,733	C	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	784,340
428,878	C	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	423,680
246,070	C, S	Banc of America Mortgage Securities, Inc., 5.770%, due 01/25/34	247,174
937,488	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	928,899
574,436	C, S	Bear Stearns Alternative-A Trust, 5.386%, due 05/25/35	575,513
969,419	C	Bear Stearns Alternative-A Trust, 5.790%, due 11/25/36	976,557

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$979,348	C	Citigroup Mortgage Loan Trust, Inc., 4.677%, due 08/25/35	$970,242
	158,727	C, S	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	158,847
	457,757	C	Countrywide Alternative Loan Trust, 5.530%, due 11/20/35	458,140
	366,886	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.640%, due 03/25/35	367,842
	1,517,882	#, C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.660%, due 06/25/35	1,514,990
	403,010	C	Downey Savings & Loan Association Mortgage Loan Trust, 7.087%, due 07/19/44	408,342
	3,263,820	C	Freddie Mac, 6.333%, due 07/25/44	3,300,799
	407,803	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	406,249
	277,863	C	GSR Mortgage Loan Trust, 3.402%, due 06/25/34	279,383
	1,047,338	C	GSR Mortgage Loan Trust, 4.539%, due 09/25/35	1,037,107
	8,731	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	8,666
	424,826	C	Harborview Mortgage Loan Trust, 5.540%, due 05/19/35	425,622
	2,060,362	C	JP Morgan Mortgage Trust, 4.771%, due 07/25/35	2,043,260
	1,085,386	C, S	RAAC Series, 5.000%, due 09/25/34	1,080,209
	197,817	C, S	Residential Accredit Loans, Inc., 5.720%, due 03/25/33	198,562
	240,358	C	Residential Asset Securitization Trust, 5.720%, due 05/25/33	242,088
	46,120	C, S	Residential Funding Mortgage Security I, 6.500%, due 03/25/32	46,487
	429,700	C, S	Sequoia Mortgage Trust, 5.670%, due 07/20/33	431,481
	1,800,000	C	SLM Student Loan Trust, 5.316%, due 10/27/14	1,801,144
	1,585,963	C	Thornburg Mortgage Securities Trust, 5.440%, due 08/25/36	1,584,496
	645,561	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.590%, due 12/25/27	645,906
	340,700	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	341,406
	74,599	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.646%, due 02/27/34	75,380
	1,579,370	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 07/25/46	1,587,303
	1,605,839	C	Washington Mutual Mortgage Pass-Through Certificates, 5.896%, due 08/25/46	1,614,210
	67,520	C	Washington Mutual Mortgage Pass-Through Certificates, 6.283%, due 08/25/42	67,771
	1,603,925	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.989%, due 12/25/34	1,573,601
	884,741	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.365%, due 05/25/35	878,106
	780,000	C	Wells Fargo Mortgage-Backed Securities Trust, 5.531%, due 08/25/36	778,862

			Total Collateralized Mortgage Obligations
			(Cost $30,620,187)	30,650,080

MUNICIPAL BONDS: 0.8%
			California: 0.1%
	450,000	C	Orange County Sanitation District, 6.130%, due 02/01/33	489,069
				489,069
			Louisiana: 0.0%
	100,000	C, S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	106,780
				106,780
			New York: 0.1%
	300,000	C	New York City Municipal Water Finance Authority, 6.143%, due 06/15/38	330,414
				330,414
			Ohio: 0.0%
	100,000	C	Kettering City School District, 5.000%, due 12/01/30	107,494
				107,494
			Rhode Island: 0.1%
	200,000	C, S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	214,986
				214,986
			Texas: 0.2%
	600,000	C	State of Texas, 4.750%, due 04/01/35	613,224
				613,224
			Wisconsin: 0.3%
	185,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	197,800
	800,000	C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	868,976
				1,066,776
			Total Municipal Bonds
			(Cost $2,726,730)	2,928,743

OTHER BONDS: 1.0%
			Foreign Government Bonds: 1.0%
EUR	1,100,000	@@	Bundesrepublik Deutschland, 4.250%, due 01/04/14	1,487,424
EUR	600,000	@@	Bundesrepublik Deutschland, 4.250%, due 07/04/14	811,944
	$600,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	584,977
BRL	800,000	@@, L	Federative Republic of Brazil, 10.250%, due 01/10/28	387,371
	$32,000	@@, L	Panama Government International Bond, 6.700%, due 01/26/36	33,376
	250,000	@@	Panama Government International Bond, 8.875%, due 09/30/27	319,750
	84,000	@@	Panama Government International Bond, 9.625%, due 02/08/11	96,096
	75,000	@@	South Africa Government International Bond, 9.125%, due 05/19/09	80,813

			Total Other Bonds
			(Cost $3,710,964)	3,801,751

			Total Long-Term Investments
			(Cost $357,195,700)	357,638,319

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount					Value
SHORT-TERM INVESTMENTS: 24.0%
			Commercial Paper: 15.7%
$16,000,000			Bank of America, 5.210%, due 06/28/07		$15,796,640
9,300,000			Ixis, 5.100%, due 05/17/07		9,238,448
9,300,000			Rabobank, 5.400%, due 04/02/07		9,297,210
15,500,000			Societe General, 4.980%, due 04/04/07		15,491,432
7,100,000			UBS Finance, 5.170%, due 06/25/07		7,013,380

			Total Commercial Paper
			(Cost $56,837,110)		56,837,110

			Foreign Treasury Bills: 6.2%
EUR	6,800,000	@@	France Treasury Bill, 3.750%, due 05/10/07		9,047,208
EUR	3,800,000	@@	French Treasury Bill, 3.860%, due 06/21/07		5,032,656
EUR	6,300,000	@@	French Treasury Bill, 3.870%, due 05/31/07		8,361,876

			Total Foreign Government Securities
			(Cost $22,441,740)		22,441,740

			U.S. Government Agency Obligations: 1.3%
$4,500,000			Freddie Mac, 5.050%, due 04/23/07		4,485,535

			Total U.S. Government Agency Obligations
			(Cost $4,485,535)		4,485,535

			U.S. Treasury Bills: 0.5%
1,800,000			4.800%, due 06/14/07		1,782,187

			Total U.S. Treasury Bills
			(Cost $1,782,187)		1,782,187

			Securities Lending Collateralcc: 0.3%
995,170			The Bank of New York Institutional Cash Reserves Fund		995,170

			Total Securities Lending Collateral
			(Cost $995,170)		995,170

			Total Short-Term Investments
			(Cost $86,541,742)		86,541,742

			Total Investments in Securities (Cost $443,737,442)*	122.9%	$444,180,061
			Other Assets and Liabilities — Net	(22.9)	(82,667,409)
			Net Assets	100.0%	$361,512,652

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
BRL	Brazilian Real
DKK	Danish Kronor
EUR	Euro
*	Cost for federal income tax purposes is $443,788,034.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,414,699
	Gross Unrealized Depreciation	(2,022,672)
	Net Unrealized Appreciation	$392,027

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2007

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
3-Month Euro Euribor	50	15,996,741	09/17/07	$(60,667)
90-Day Eurodollar	322	76,261,675	06/18/07	(8,627)
90-Day Eurodollar	194	46,135,625	12/17/07	11,334
90-Day Eurodollar	743	176,973,313	03/17/08	339,788
90-Day Eurodollar	733	174,719,713	06/16/08	80,288
90-Day Sterling	212	49,128,540	12/19/07	(180,425)
90-Day Sterling	230	53,322,461	03/19/08	(91,398)
90-Day Sterling	277	64,252,858	06/18/08	(129,746)
90-Day Sterling	59	13,689,981	09/17/08	(26,087)
90-Day Sterling	111	25,763,918	12/17/08	(45,103)
Euro-Bobl 5-Year Note	181	26,156,614	06/07/07	(155,025)
Euro-Bund 10-Year Note	58	8,903,886	06/07/07	(68,734)
				$(334,402)
Short Contracts
U.S. Treasury 2-Year Note	277	(56,754,702)	06/29/07	$(55,243)
				$(55,243)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on March 31, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate	Date	Amount		(Depreciation)
Goldman Sachs International	ABX.HE.A.06-1 Index	Buy	(0.540)%	07/25/45	USD	500,000	$16,250
Lehman Brothers Special Financing Inc.	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	USD	1,600,000	(200)
JPMorgan Chase Bank, N.A.	American International Group Convertible Zero Coupon due 11/09/31	Sell	0.050%	12/20/07	USD	1,600,000	(172)
Lehman Brothers Special Financing Inc.	Bellsouth Corporation 5.200% due 09/15/14	Buy	(0.325)%	09/20/14	USD	3,500,000	(15,192)
Barclays Bank PLC	Citifinancial 6.625% due 06/01/15	Buy	(0.145)%	06/20/15	USD	400,000	945
Morgan Stanley Capital Services Inc.	CVS Corporation 5.750% 08/15/11	Buy	(0.235)%	09/20/11	USD	2,800,000	(6,825)
Morgan Stanley Capital Services Inc.	Dow Jones CDX.EM.3 Index	Sell	2.100%	06/20/10	USD	900,000	66,009
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index (10-15% Tranche)	Buy	(0.140)%	12/20/12	USD	2,000,000	2,706
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.460%	12/20/15	USD	1,400,000	(5,932)
Deutsche Bank AG	Dow Jones CDX.NA.IG.7 Index	Buy	(0.400)%	12/20/11	USD	7,100,000	8,573
Morgan Stanley Capital Services Inc.	Dow Jones CDX.NA.IG.7 Index	Buy	(0.650)%	12/20/16	USD	5,800,000	48,726
HSBC Bank USA, N.A.	Ford Motor Credit Company 7.000% due 10/01/13	Sell	2.680%	06/20/07	USD	500,000	2,504
Lehman Brothers Special Financing Inc.	General Motors Acceptance Corporation 6.875% due 08/28/12	Sell	3.550%	06/20/07	USD	500,000	3,696
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)%	12/20/16	EUR	3,000,000	(1,866)
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)%	12/20/16	EUR	2,700,000	(3,876)
JPMorgan Chase Bank, N.A.	Ivy Lane CDO Ltd. Series 2006-1A Floating Rate due 02/05/46	Buy	(1.600)%	02/05/46	USD	3,100,000	427,800
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	USD	200,000	7
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110)%	10/20/10	USD	100,000	(2,681)
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200)%	10/20/10	USD	100,000	(2,969)
JPMorgan Chase Bank, N.A.	Russian Federation 2.250% Step due 03/31/30	Sell	0.770%	05/20/07	USD	200,000	179
Deutsche Bank AG	Russian Federation 5.000% Step due 03/31/30	Sell	0.260%	12/20/07	USD	300,000	39
Morgan Stanley Capital Services Inc.	Russian Federation 5.000% Step due 03/31/30	Sell	0.260%	12/20/07	USD	300,000	39
Barclays Bank PLC	Ukraine Government 7.650% due 06/11/13	Sell	0.710%	12/20/08	USD	100,000	242
Deutsche Bank AG	Ukraine Government 7.650% due 06/11/13	Sell	0.720%	12/20/08	USD	100,000	259
							$538,261

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2007:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	06/20/09	USD	32,900,000	$(3,656)
Receive a fixed rate equal to 5% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/20/37	USD	1,000,000	(34,697)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	06/20/09	USD	20,000,000	62,378
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citibank N.A., London	01/15/10	AUD	12,600,000	(14,281)
Receive a fixed rate equal to 1.995% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs	03/15/12	EUR	900,000	2,253
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/20/14	USD	17,100,000	(56,430)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers Special Financing Inc.	06/20/14	USD	7,200,000	91,512
Receive a floating rate base on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	06/20/12	USD	14,600,000	(36,860)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	06/20/37	USD	4,100,000	4,481
Receive a fixed rate equal to 1.000% and pay a floating rate based on 6-month JPY-LIBOR Counterparty: UBS AG	09/18/08	JPY	2,100,000,000	16,466
Receive a fixed rate equal to 1.965% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Lehman Brothers Special Financing Inc.	03/15/12	EUR	300,000	682
Receive a fixed rate equal to 1.9475% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC	03/15/12	EUR	1,000,000	1,122
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets, L.P.	03/30/12	EUR	300,000	—
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	300,000	—
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	(7,921)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	300,000
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	12/15/11	EUR	20,000,000	77,036
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	5,200,000	(36,376)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	06/20/37	USD	5,800,000	(216,613)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: UBS AG	06/18/09	USD	49,900,000	243,548
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/35	GBP	2,900,000	102,906

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month EUR-Euribor Counterparty: Morgan Stanley Capital Services, Inc.	06/18/34	EUR	4,300,000	$106,755
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/35	GBP	1,100,000	67,072
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG	12/15/35	USD	7,700,000	(208,940)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services Inc.	12/20/13	JPY	1,000,000	(30)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/20/37	USD	4,000,000	(105,584)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: Royal Bank of Canada	06/15/27	CAD	700,000	(17,235)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	32,467
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	09/05/16	MXN	9,400,000	16,343
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Goldman Sachs Capital Markets, L.P.	12/15/35	GBP	4,900,000	231,430
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	06/20/17	USD	11,100,000	92,928
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	06/12/36	GBP	600,000	31,171
Receive a fixed rate equal to 8.720% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/05/16	MXN	22,900,000	52,157
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG	09/15/15	GBP	900,000	(51,992)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC, London	12/15/14	EUR	3,400,000	18,072
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/15/14	EUR	1,100,000	1,395
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/04/16	MXN	700,000	2,115
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Merrill Lynch Capital Services, Inc.	11/04/16	MXN	2,800,000	2,108
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.	09/15/15	GBP	900,000	(50,626)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: HSBC Bank USA, N.A.	12/15/14	EUR	9,200,000	11,670
Receive a fixed rate equal to 6.500% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Morgan Stanley Capital Services Inc.	01/15/10	AUD	25,200,000	(25,170)
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG	06/15/09	NZD	21,000,000	(65,614)
Receive a fixed rate equal to 8.170% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley Capital Services Inc.	11/04/16	MXN	1,000,000	2,983
				$339,025

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Outstanding on March 31, 2007:

Options on Exchange Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CBOT U.S. Treasury 10-Year Note Future 06/07	USD	110.000	05/25/07	118	$38,320	$(20,282)
Call Option CME 90-Day Eurodollar Future 06/08	USD	95.750	06/15/07	236	105,433	(28,025)
Call Option Eurex Euro-Bund 10-Year Note Future 06/07	EUR	117.500	05/24/07	15	5,140	(802)
Put Option Eurex
Euro-Bund 10-Year Note Future 06/07	EUR	114.500	05/24/07	15	4,745	(8,215)
					$153,638	$(57,324)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2007 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Outstanding on March 31, 2007 (continued):

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date		Amount	Received	Value

Call - OTC Interest Rate Swap	Barclay’s Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/08	USD	2,300,000	28,635	$(23,319)
Call - OTC Interest Rate Swap	Lehman Brothers Special Financing Inc.	3-month USD-LIBOR	Receive	5.150%	12/20/07	USD	7,300,000	105,467	(109,795)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.340%	06/07/07	USD	8,000,000	81,360	(133,240)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.600%	06/29/07	USD	11,400,000	114,741	(312,200)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	37,200,000	196,230	(232,294)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	08/08/07	USD	3,000,000	34,800	(17,710)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.010%	10/25/07	USD	5,100,000	46,951	(54,574)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	5.100%	02/01/08	USD	4,500,000	54,000	(64,717)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	4.900%	03/31/08	USD	91,700,000	1,208,288	(1,005,932)
Call - OTC Interest Rate Swap	Citibank N.A., London	6-month EUR-EURIBOR	Receive	4.100%	07/02/07	EUR	15,500,000	195,993	(36,773)
Call - OTC Interest Rate Swap	Citibank N.A., London	6-month GBP-LIBOR	Receive	4.850%	06/15/07	GBP	1,800,000	33,172	(356)
Call - OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-month GBP-LIBOR	Receive	4.850%	06/15/07	GBP	1,000,000	15,134	(198)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	6-month GBP-LIBOR	Receive	4.850%	09/14/07	GBP	6,900,000	138,063	(13,556)
								$2,252,834	$(2,004,664)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 15.5%
		Building Materials: 0.5%
8,700		Texas Industries, Inc.	$657,111
			657,111
		Chemicals: 1.0%
7,100		Air Products & Chemicals, Inc.	525,116
7,900		Dow Chemical Co.	362,294
24,900		RPM International, Inc.	575,190
			1,462,600
		Commercial Services: 0.3%
12,525		Pharmaceutical Product Development, Inc.	421,967
			421,967
		Cosmetics/Personal Care: 0.4%
10,000		Procter & Gamble Co.	631,600
			631,600
		Diversified Financial Services: 0.2%
5,600	@@	Lazard Ltd. - Class A	281,008
			281,008
		Electric: 2.6%
28,900	@	NRG Energy, Inc.	2,081,956
18,800		Public Service Enterprise Group, Inc.	1,561,152
			3,643,108
		Electrical Components & Equipment: 0.5%
14,000	@	General Cable Corp.	748,020
			748,020
		Electronics: 1.2%
8,800		Amphenol Corp.	568,216
1,300		Applera Corp. - Applied Biosystems Group	38,441
11,800	@	FEI Co.	425,508
13,800	@	Thermo Electron Corp.	645,150
			1,677,315
		Gas: 1.0%
42,600		Southern Union Co.	1,294,614
4,500		WGL Holdings, Inc.	143,910
			1,438,524
		Healthcare — Products: 0.8%
6,750		Beckman Coulter, Inc.	431,258
15,100	@	Inverness Medical Innovations, Inc.	661,078
			1,092,336
		Mining: 1.2%
10,300	@@	Barrick Gold Corp.	294,065
21,900		Freeport-McMoRan Copper & Gold, Inc.	1,449,561
			1,743,626
		Miscellaneous Manufacturing: 0.9%
22,000		Cooper Industries Ltd.	989,780
5,700		ITT Corp.	343,824
			1,333,604
		Oil & Gas: 0.2%
3,400		Tesoro Petroleum Corp.	341,462
			341,462
		Pharmaceuticals: 0.2%
9,700		Bristol-Myers Squibb Co.	269,272
			269,272
		Pipelines: 0.9%
10,000		Kinder Morgan, Inc.	1,064,500
1,700		Questar Corp.	151,657
			1,216,157
		Real Estate: 0.5%
11,200		Forest City Enterprises, Inc.	741,216
			741,216
		Real Estate Investment Trusts: 3.1%
27,700		General Growth Properties, Inc.	1,788,589
26,200		Host Hotels & Resorts, Inc.	689,322
11,200		Liberty Property Trust	545,664
3,100		Macerich Co.	286,316
12,500		Mack-Cali Realty Corp.	595,375
3,000		Saul Centers, Inc.	170,700
8,200		Washington Real Estate Investment Trust	306,844
			4,382,810
		Total Common Stock
		(Cost $ 18,649,412)	22,081,736

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares		Value
PREFERRED STOCK: 2.9%
	Mining: 2.6%
675	Freeport-McMoRan Copper & Gold, Inc.	$1,029,713
25,000	Freeport-McMoRan Copper & Gold, Inc. - Non Voting	2,672,750
		3,702,463
	Savings & Loans: 0.3%
10,000	Sovereign Capital Trust	497,500
		497,500
	Total Preferred Stock
	(Cost $3,778,756)	4,199,963

Principal Amount			Value
CONVERTIBLE BONDS: 6.7%
		Advertising: 0.9%
$1,000,000	#, C	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	$1,246,250
			1,246,250
		Aerospace/Defense: 1.8%
2,500,000	C	EDO Corp., 4.000%, due 11/15/25	2,556,250
			2,556,250
		Biotechnology: 0.3%
465,000	#, C	Diversa Corp., 5.500%, due 04/01/27	465,000
			465,000
		Electronics: 1.0%
1,000,000	#	Newport Corp., 2.500%, due 02/15/12	960,000
400,000	C	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	402,500
			1,362,500
		Healthcare — Products: 0.3%
500,000	#, C	EPIX Pharmaceuticals, Inc., 3.000%, due 06/15/24	428,125
			428,125
		Miscellaneous Manufacturing: 0.8%
1,500,000	C	Roper Industries, Inc., 1.481%, due 01/15/34	1,061,250
			1,061,250
		Pharmaceuticals: 0.8%
1,170,000		MannKind Corp., 3.750%, due 12/15/13	1,164,150
			1,164,150
		Real Estate Investment Trusts: 0.4%
600,000	#, C	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	615,000
			615,000
		Telecommunications: 0.4%
500,000	#	Anixter International, Inc., 1.000%, due 02/15/13	589,375
			589,375
		Total Convertible Bonds
		(Cost $9,201,745)	9,487,900

CORPORATE BONDS/NOTES: 69.5%
		Advertising: 0.3%
350,000	C	Interpublic Group of Cos., Inc., 7.250%, due 08/15/11	359,188
			359,188
		Aerospace/Defense: 6.2%
3,900,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	3,958,500
1,000,000	#, C	Esterline Technologies Corp., 6.625%, due 03/01/17	1,010,000
3,750,000	C	Esterline Technologies Corp., 7.750%, due 06/15/13	3,871,875
			8,840,375
		Biotechnology: 3.0%
3,350,000	C	Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	3,266,250
1,000,000	C	Bio-Rad Laboratories, Inc., 7.500%, due 08/15/13	1,035,000
			4,301,250
		Building Materials: 2.2%
3,000,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	3,105,000
			3,105,000
		Chemicals: 4.9%
3,000,000	#, C	Georgia Gulf Corp., 9.500%, due 10/15/14	2,895,000
1,550,000		Millennium America, Inc., 7.625%, due 11/15/26	1,538,375
1,500,000	@@, C	Nova Chemicals Corp., 6.500%, due 01/15/12	1,436,250
1,200,000	@@, C	Nova Chemicals Ltd., 7.875%, due 09/15/25	1,110,000
			6,979,625
		Coal: 0.5%
750,000	C	Massey Energy Co., 6.875%, due 12/15/13	715,313
			715,313
		Distribution/Wholesale: 3.1%
4,405,000	C	Wesco Distribution, Inc., 7.500%, due 10/15/17	4,427,022
			4,427,022
		Electric: 7.3%
3,020,000	#, C	Allegheny Energy, Inc., 8.250%, due 04/15/12	3,322,000
2,000,000	C	CMS Energy Corp., 6.875%, due 12/15/15	2,095,000
750,000	C	CMS Energy Corp., 7.750%, due 08/01/10	798,750
3,000,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	3,082,500
1,033,000	C	NRG Energy, Inc., 7.375%, due 01/15/17	1,062,699
			10,360,949

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Electrical Components & Equipment: 2.5%
$290,000	#, C	Belden CDT, Inc., 7.000%, due 03/15/17		$297,256
3,300,000	#, C	General Cable Corp., 7.125%, due 04/01/17		3,337,125
				3,634,381
		Electronics: 2.7%
3,750,000	C	Itron, Inc., 7.750%, due 05/15/12		3,834,375
				3,834,375
		Forest Products & Paper: 1.7%
2,750,000	C	Bowater, Inc., 6.500%, due 06/15/13		2,495,625
				2,495,625
		Hand/Machine Tools: 2.2%
3,000,000	C	Baldor Electric Co., 8.625%, due 02/15/17		3,187,500
				3,187,500
		Healthcare — Products: 0.5%
700,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12		733,250
				733,250
		Machinery — Diversified: 5.2%
2,500,000	C	Gardner Denver, Inc., 8.000%, due 05/01/13		2,650,000
4,650,000	C	Manitowoc Co., 7.125%, due 11/01/13		4,766,250
				7,416,250
		Metal Fabricate/Hardware: 1.7%
2,500,000	C	Mueller Industries, Inc., 6.000%, due 11/01/14		2,362,500
				2,362,500
		Mining: 1.1%
1,500,000	@@, C	Novelis, Inc., 7.250%, due 02/15/15		1,593,750
				1,593,750
		Oil & Gas: 4.5%
3,175,000	C	Frontier Oil Corp., 6.625%, due 10/01/11		3,182,938
250,000	C	Pogo Producing Co., 6.625%, due 03/15/15		245,000
515,000	C	Tesoro Corp., 6.250%, due 11/01/12		524,656
2,470,000	C	Tesoro Corp., 6.625%, due 11/01/15		2,513,225
				6,465,819
		Packaging & Containers: 0.7%
1,000,000	#, C	Greif, Inc., 6.750%, due 02/01/17		1,012,500
				1,012,500
		Pharmaceuticals: 0.3%
425,000	C	Valeant Pharmaceuticals International, 7.000%, due 12/15/11		413,313
				413,313
		Pipelines: 1.7%
2,500,000	C	Holly Energy Partners LP, 6.250%, due 03/01/15		2,400,000
				2,400,000
		Real Estate: 3.7%
2,700,000	C	Forest City Enterprises, Inc., 6.500%, due 02/01/17		2,639,250
2,615,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15		2,673,838
				5,313,088
		Real Estate Investment Trusts: 5.7%
2,450,000	C	BF Saul Reit, 7.500%, due 03/01/14		2,499,000
2,500,000	C	Host Marriott LP, 6.750%, due 06/01/16		2,531,250
3,000,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13		3,072,396
				8,102,646
		Retail: 1.1%
1,000,000	C	Brown Shoe Co., Inc., 8.750%, due 05/01/12		1,065,000
500,000	C	Sonic Automotive, Inc., 8.625%, due 08/15/13		522,500
				1,587,500
		Telecommunications: 2.9%
3,000,000	C	Anixter International, Inc., 5.950%, due 03/01/15		2,835,000
1,000,000		Corning, Inc., 8.875%, due 08/15/21		1,238,199
				4,073,199
		Trucking & Leasing: 3.8%
5,300,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15		5,406,000
				5,406,000
		Total Corporate Bonds/Notes
		(Cost $97,894,727)		99,120,418

		Total Long-Term Investments
		(Cost $129,524,641)		134,890,017

SHORT-TERM INVESTMENTS: 2.5%
		U.S. Government Agency Obligations: 2.5%
3,575,000		Federal Home Loan Bank, 4.750%, due 04/02/07		3,574,057

		Total Short-Term Investments
		(Cost $3,574,057)		3,574,057

		Total Investments in Securities
		(Cost $133,098,698)*	97.1%	$138,464,074
		Other Assets and Liabilities — Net	2.9	4,076,464
		Net Assets	100.0%	$142,540,538

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is $ 133,115,275 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$5,950,955
		Gross Unrealized Depreciation	(602,156)
		Net Unrealized Appreciation	$5,348,799

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
450,647		ING American Century Large Company Value Portfolio - Class I		$7,210,351
823,627	@	ING Julius Baer Foreign Portfolio - Class I		14,528,776
223,018	@	ING Legg Mason Aggressive Growth Portfolio - Class I		10,747,243
542,309		ING Legg Mason Fundamental Value Portfolio - Class I		10,829,903
964,504		ING Legg Mason Value Portfolio - Class I		10,744,579
2,993,949		ING Limited Maturity Bond Portfolio - Class I		32,544,227
634,382	@	ING Marsico Growth Portfolio - Class I		10,663,970
466,423		ING Marsico International Opportunities Portfolio - Class I		7,206,240
507,481		ING Mercury Large Cap Value Portfolio - Class I		7,277,283
3,286,810		ING Oppenheimer Strategic Income Portfolio - Class I		36,384,987
1,053,631		ING PIMCO High Yield Bond Portfolio - Class I		10,905,077
960,037		ING PIMCO Total Return Portfolio - Class I		10,896,420
464,962		ING T Rowe Price Equity Income Portfolio		7,304,554
238,643		ING T Rowe Price Growth Equity Portfolio - Class I		14,254,131
2,030,286		ING UBS U.S. Large Cap Equity Portfolio - Class I		21,541,332
535,137		ING Van Kampen Comstock Portfolio - Class I		7,224,354
1,049,935	@	ING VP Index Plus International Equity Portfolio - Class I		14,531,099
1,225,822	@	ING VP Index Plus Large Cap Portfolio - Class I		21,513,168
367,494		ING VP Index Plus Mid Cap Portfolio - Class I		7,305,789
396,946		ING VP Index Plus Small Cap Portfolio - Class I		7,323,660
5,522,847		ING VP Intermediate Bond Portfolio - Class I		72,791,121
913,465	@	ING VP Real Estate Portfolio - Class I		18,324,114

		Total Investments in Securities
		(Cost $348,991,900)*	100.4%	$362,052,378
		Other Assets and Liabilities — Net	(0.4)	(1,342,412)
		Net Assets	100.0%	$360,709,966

	@	Non-income producing security

	*	Cost for federal income tax purposes is $349,043,119 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,186,514
		Gross Unrealized Depreciation		(177,255)
		Net Unrealized Appreciation		$13,009,259

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%

1,342,917		ING American Century Large Company Value Portfolio - Class I		$21,486,679
463,239	@	ING Baron Asset Portfolio		5,336,513
561,095		ING Baron Small Cap Growth Portfolio - Class I		10,722,531
317,171		ING JPMorgan Mid Cap Value Portfolio		5,331,646
1,832,738	@	ING Julius Baer Foreign Portfolio - Class I		32,329,506
496,955	@	ING Legg Mason Aggressive Growth Portfolio - Class I		23,948,244
1,073,796		ING Legg Mason Fundamental Value Portfolio - Class I		21,443,704
1,909,679		ING Legg Mason Value Portfolio - Class I		21,273,821
2,531,318		ING Limited Maturity Bond Portfolio - Class I		27,515,426
1,413,132	@	ING Marsico Growth Portfolio - Class I		23,754,745
1,045,970		ING Marsico International Opportunities Portfolio - Class I		16,160,232
739,786		ING Mercury Large Cap Value Portfolio - Class I		10,608,528
2,440,563		ING Oppenheimer Strategic Income Portfolio - Class I		27,017,027
677,814		ING T Rowe Price Equity Income Portfolio		10,648,461
625,494		ING T Rowe Price Growth Equity Portfolio - Class I		37,360,764
2,518,151		ING UBS U.S. Large Cap Equity Portfolio - Class I		26,717,578
1,048,081		ING UBS U.S. Small Cap Growth Portfolio - Class I		10,679,947
1,594,540		ING Van Kampen Comstock Portfolio - Class I		21,526,288
2,336,633	@	ING VP Index Plus International Equity Portfolio - Class I		32,339,007
1,523,067	@	ING VP Index Plus Large Cap Portfolio - Class I		26,729,827
539,210		ING VP Index Plus Mid Cap Portfolio - Class I		10,719,496
6,130,722		ING VP Intermediate Bond Portfolio - Class I		80,802,921
1,610,284	@	ING VP Real Estate Portfolio - Class I		32,302,293

		Total Investments in Securities
		(Cost $512,462,486)*	100.1%	$536,755,184
		Other Assets and Liabilities — Net	(0.1)	(712,377)
		Net Assets	100.0%	$536,042,807

	@	Non-income producing security

	*	Cost for federal income tax purposes is $ 512,628,211 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,306,204
		Gross Unrealized Depreciation		(179,231)
		Net Unrealized Appreciation		$24,126,973

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.3%

1,313,282		ING American Century Large Company Value Portfolio - Class I		$21,012,510
367,898	@	ING Baron Asset Portfolio		4,238,190
441,260		ING Baron Small Cap Growth Portfolio - Class I		8,432,472
251,894		ING JPMorgan Mid Cap Value Portfolio		4,234,335
1,442,853	@	ING Julius Baer Foreign Portfolio - Class I		25,451,921
477,211	@	ING Legg Mason Aggressive Growth Portfolio - Class I		22,996,780
844,463		ING Legg Mason Fundamental Value Portfolio - Class I		16,863,919
1,501,842		ING Legg Mason Value Portfolio - Class I		16,730,522
1,357,073	@	ING Marsico Growth Portfolio - Class I		22,812,405
1,096,768		ING Marsico International Opportunities Portfolio - Class I		16,945,063
881,301		ING Mercury Large Cap Value Portfolio - Class I		12,637,859
807,472		ING T Rowe Price Equity Income Portfolio		12,685,385
630,494		ING T Rowe Price Growth Equity Portfolio - Class I		37,659,412
1,980,352		ING UBS U.S. Large Cap Equity Portfolio - Class I		21,011,534
824,245		ING UBS U.S. Small Cap Growth Portfolio - Class I		8,399,054
1,559,309		ING Van Kampen Comstock Portfolio - Class I		21,050,674
1,839,320	@	ING VP Index Plus International Equity Portfolio - Class I		25,456,185
957,451	@	ING VP Index Plus Large Cap Portfolio - Class I		16,803,262
636,074		ING VP Index Plus Mid Cap Portfolio - Class I		12,645,156
456,658		ING VP Index Plus Small Cap Portfolio - Class I		8,425,336
4,832,497		ING VP Intermediate Bond Portfolio - Class I		63,692,305
1,061,210	@	ING VP Real Estate Portfolio - Class I		21,287,881

		Total Investments in Securities
		(Cost $401,081,089)*	100.3%	$421,472,160
		Other Assets and Liabilities — Net	(0.3)	(1,369,323)
		Net Assets	100.0%	$420,102,837

	@	Non-income producing security

	*	Cost for federal income tax purposes is $401,171,644.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,509,870
		Gross Unrealized Depreciation		(209,354)
		Net Unrealized Appreciation		$20,300,516

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%

829,071		ING American Century Large Company Value Portfolio - Class I		$13,265,139
290,210	@	ING Baron Asset Portfolio		3,343,217
232,064		ING Baron Small Cap Growth Portfolio - Class I		4,434,744
198,702		ING JPMorgan Mid Cap Value Portfolio		3,340,172
1,075,597	@	ING Julius Baer Foreign Portfolio - Class I		18,973,527
273,658	@	ING Legg Mason Aggressive Growth Portfolio - Class I		13,187,600
333,082		ING Legg Mason Fundamental Value Portfolio - Class I		6,651,655
592,383		ING Legg Mason Value Portfolio - Class I		6,599,150
778,064	@	ING Marsico Growth Portfolio - Class I		13,079,253
720,986		ING Marsico International Opportunities Portfolio - Class I		11,139,239
386,224		ING Mercury Large Cap Value Portfolio - Class I		5,538,449
353,865		ING T Rowe Price Equity Income Portfolio		5,559,222
331,367		ING T Rowe Price Growth Equity Portfolio - Class I		19,792,538
1,041,491		ING UBS U.S. Large Cap Equity Portfolio - Class I		11,050,217
433,482		ING UBS U.S. Small Cap Growth Portfolio - Class I		4,417,187
984,412		ING Van Kampen Comstock Portfolio - Class I		13,289,555
1,210,115	@	ING VP Index Plus International Equity Portfolio - Class I		16,747,987
629,929	@	ING VP Index Plus Large Cap Portfolio - Class I		11,055,252
446,025		ING VP Index Plus Mid Cap Portfolio - Class I		8,866,982
480,321		ING VP Index Plus Small Cap Portfolio - Class I		8,861,925
847,751		ING VP Intermediate Bond Portfolio - Class I		11,173,355
558,096	@	ING VP Real Estate Portfolio - Class I		11,195,405

		Total Investments in Securities
		(Cost $210,329,947)*	100.4%	$221,561,770
		Other Assets and Liabilities — Net	(0.4)	(804,792)
		Net Assets	100.0%	$220,756,978

	@	Non-income producing security

	*	Cost for federal income tax purposes is $210,377,227.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,274,860
		Gross Unrealized Depreciation		(90,317)
		Net Unrealized Appreciation		$11,184,543

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2007 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%

140,380		ING American Century Large Company Value Portfolio - Class I		$2,246,084
112,483		ING Legg Mason Fundamental Value Portfolio - Class I		2,246,292
200,221		ING Legg Mason Value Portfolio - Class I		2,230,461
1,774,768		ING Limited Maturity Bond Portfolio - Class I		19,291,729
1,023,827		ING Oppenheimer Strategic Income Portfolio - Class I		11,333,766
328,198		ING PIMCO High Yield Bond Portfolio - Class I		3,396,846
1,494,341		ING PIMCO Total Return Portfolio - Class I		16,960,766
37,450		ING T Rowe Price Growth Equity Portfolio - Class I		2,236,863
633,662		ING UBS U.S. Large Cap Equity Portfolio - Class I		6,723,159
490,617	@	ING VP Index Plus International Equity Portfolio - Class I		6,790,144
319,409	@	ING VP Index Plus Large Cap Portfolio - Class I		5,605,632
2,147,033		ING VP Intermediate Bond Portfolio - Class I		28,297,898
283,967	@	ING VP Real Estate Portfolio - Class I		5,696,380

		Total Investments in Securities
		(Cost $110,190,012)*	100.1%	$113,056,020
		Other Assets and Liabilities — Net	(0.1)	(85,815)
		Net Assets	100.0%	$112,970,205

	@	Non-income producing security

	*	Cost for federal income tax purposes is $110,225,697.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,858,196
		Gross Unrealized Depreciation		(27,873)
		Net Unrealized Appreciation		$2,830,323

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.8%
		Advertising: 3.1%
248,200	@, L	Clear Channel Outdoor Holdings, Inc.	$6,530,142
37,500	@, @@	Focus Media Holding Ltd. ADR	2,942,250
49,400	@, L	Getty Images, Inc.	2,402,322
86,400		Harte-Hanks, Inc.	2,383,776
125,500	L	Lamar Advertising Co.	7,902,735
59,500		Omnicom Group	6,091,610
75,400	@@, L	WPP Group PLC ADR	5,729,646
			33,982,481
		Aerospace/Defense: 1.5%
32,000	@, L	Alliant Techsystems, Inc.	2,813,440
83,700	@@, L	Empresa Brasileira de Aeronautica SA ADR	3,838,482
145,300		Rockwell Collins, Inc.	9,724,929
			16,376,851
		Airlines: 0.8%
154,300		Skywest, Inc.	4,139,869
287,400	L	Southwest Airlines Co.	4,224,780
			8,364,649
		Apparel: 0.8%
179,000	@	Coach, Inc.	8,958,950
			8,958,950
		Banks: 2.2%
31,800		City National Corp.	2,340,480
60,500	L	East-West Bancorp., Inc.	2,224,585
64,200	L	First Horizon National Corp.	2,666,226
154,700		Northern Trust Corp.	9,303,658
31,000		State Street Corp.	2,007,250
46,900	@, L	SVB Financial Group	2,278,871
66,600	L	Synovus Financial Corp.	2,153,844
104,400		UCBH Holdings, Inc.	1,943,928
			24,918,842
		Biotechnology: 3.8%
191,600	@, L	Celgene Corp.	10,051,336
50,000	@	Charles River Laboratories International, Inc.	2,313,000
301,300	@, @@, L	deCODE genetics, Inc.	1,099,745
31,300	@	Genzyme Corp.	1,878,626
70,300	@, L	Illumina, Inc.	2,059,790
55,600	@, L	Integra LifeSciences Holdings Corp.	2,534,248
62,900	@, L	Invitrogen Corp.	4,003,585
55,100	@, L	Martek Biosciences Corp.	1,136,162
101,200	@, L	Medimmune, Inc.	3,682,668
216,400	@, L	Millennium Pharmaceuticals, Inc.	2,458,304
31,200	@, L	Millipore Corp.	2,261,064
119,500	@, L	Nektar Therapeutics	1,560,670
86,400	@, L	PDL BioPharma, Inc.	1,874,880
168,100	@, @@, L	Qiagen NV	2,887,958
92,700	@, L	Vertex Pharmaceuticals, Inc.	2,599,308
			42,401,344
		Building Materials: 0.3%
40,000	@	Genlyte Group, Inc.	2,822,000
			2,822,000
		Chemicals: 1.0%
115,300	L	Ecolab, Inc.	4,957,900
54,400	L	Sigma-Aldrich Corp.	2,258,688
84,600	@, L	Symyx Technologies	1,499,112
71,000		Valspar Corp.	1,975,930
			10,691,630
		Coal: 0.4%
61,400	L	Consol Energy, Inc.	2,402,582
67,600	L	Foundation Coal Holdings, Inc.	2,321,384
			4,723,966
		Commercial Services: 4.9%
47,000	@, L	Apollo Group, Inc.	2,063,300
56,400	@, W	ChoicePoint, Inc.	2,111,052
70,400	L	Corporate Executive Board Co.	5,347,584
74,500		DeVry, Inc.	2,186,575
76,600	L	Equifax, Inc.	2,792,070
89,700	L	H&R Block, Inc.	1,887,288
144,900	@, L	Iron Mountain, Inc.	3,786,237
45,700	@	ITT Educational Services, Inc.	3,724,093
115,000	@	LECG Corp.	1,665,200
50,000		Manpower, Inc.	3,688,500
141,200	@, L	Monster Worldwide, Inc.	6,688,644

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
29,000	L	Moody’s Corp.	$1,799,740
91,400	@, L	Quanta Services, Inc.	2,305,108
114,100	@@	Ritchie Bros. Auctioneers, Inc.	6,677,132
152,800	L	Robert Half International, Inc.	5,655,128
86,900	@, L	Universal Technical Institute, Inc.	2,005,652
			54,383,303
		Computers: 2.2%
109,600	@, L	Cadence Design Systems, Inc.	2,308,176
79,400	@	Cognizant Technology Solutions Corp.	7,008,638
33,200	@, L	DST Systems, Inc.	2,496,640
58,000	L	Factset Research Systems, Inc.	3,645,300
98,100	L	Jack Henry & Associates, Inc.	2,359,305
161,900	@	Perot Systems Corp.	2,893,153
75,000	@@	Seagate Technology, Inc.	1,738,553
70,800	@	Synopsys, Inc.	1,857,084
			24,306,849
		Cosmetics/Personal Care: 0.7%
221,000		Avon Products, Inc.	8,234,460
			8,234,460
		Distribution/Wholesale: 0.8%
38,000	L	CDW Corp.	2,334,340
72,000	L	Fastenal Co.	2,523,600
57,700		WW Grainger, Inc.	4,456,748
			9,314,688
		Diversified Financial Services: 5.7%
28,700	@, L	Affiliated Managers Group, Inc.	3,109,645
28,200		Blackrock, Inc.	4,407,942
23,600	@, L	Cbot Holdings, Inc.	4,283,400
107,500		Charles Schwab Corp.	1,966,175
14,700	L	Chicago Mercantile Exchange Holdings, Inc.	7,827,162
200,000	@	E*Trade Financial Corp.	4,244,000
135,500		Eaton Vance Corp.	4,829,220
66,000		Federated Investors, Inc.	2,423,520
53,900	@, L	IntercontinentalExchange, Inc.	6,587,119
47,300		International Securities Exchange, Inc.	2,308,240
100,100	L	Janus Capital Group, Inc.	2,093,091
75,000	@@, L	Lazard Ltd.	3,763,500
26,000	L	Legg Mason, Inc.	2,449,460
116,700	L	Nuveen Investments, Inc.	5,519,910
28,000	@	Nymex Holdings, Inc.	3,801,280
70,000	L	OptionsXpress Holdings, Inc.	1,647,800
129,400	@, L	TD Ameritrade Holding Corp.	1,925,472
			63,186,936
		Electric: 0.9%
330,200	@	AES Corp.	7,105,904
120,600	@, L	Reliant Resources, Inc.	2,450,592
			9,556,496
		Electrical Components & Equipment: 0.3%
113,050	W	Ametek, Inc.	3,904,747
			3,904,747
		Electronics: 2.4%
176,500	@, L	Cogent, Inc.	2,373,925
44,700	@, L	Cymer, Inc.	1,857,285
66,400	@	Dolby Laboratories, Inc.	2,291,464
64,500	@, L	Flir Systems, Inc.	2,300,715
27,200	@@, L	Garmin Ltd.	1,472,880
138,000		Gentex Corp.	2,242,500
68,600	@	II-VI, Inc.	2,322,110
108,800		Jabil Circuit, Inc.	2,329,408
86,300		National Instruments Corp.	2,263,649
50,000	@	Thermo Electron Corp.	2,337,500
89,000	@, L	Waters Corp.	5,162,000
			26,953,436
		Engineering & Construction: 0.7%
66,500	L	Fluor Corp.	5,966,380
39,900	@	Foster Wheeler Ltd.	2,329,761
			8,296,141
		Entertainment: 1.1%
68,200	@, L	DreamWorks Animation SKG, Inc.	2,085,556
203,000		International Game Technology	8,197,140
124,050	@, L	Shuffle Master, Inc.	2,263,913
			12,546,609
		Environmental Control: 0.7%
120,300		Republic Services, Inc.	3,346,746
53,200	@, L	Stericycle, Inc.	4,335,800
			7,682,546
		Food: 1.2%
98,600	L	Hershey Co.	5,389,476
53,400		McCormick & Co., Inc.	2,056,968

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Food (continued)
125,750		WM Wrigley Jr. Co.	$6,404,448
			13,850,892
		Healthcare — Products: 5.5%
103,900	@, L	American Medical Systems Holdings, Inc.	2,199,563
48,400	@, L	Arthrocare Corp.	1,744,336
29,000		Becton Dickinson & Co.	2,229,810
51,900		CR Bard, Inc.	4,126,569
52,600		Dade Behring Holdings, Inc.	2,306,510
68,100		Dentsply International, Inc.	2,230,275
38,200	@, L	Edwards Lifesciences Corp.	1,936,740
47,100	@	Gen-Probe, Inc.	2,217,468
63,000	@, L	Henry Schein, Inc.	3,476,340
43,000	@, L	Hologic, Inc.	2,478,520
19,600	@, L	Intuitive Surgical, Inc.	2,382,772
62,300	@, L	Kyphon, Inc.	2,812,222
53,900	@, L	Patterson Cos., Inc.	1,912,911
86,800	@, L	Resmed, Inc.	4,372,116
71,000	@	Respironics, Inc.	2,981,290
207,000	@	St. Jude Medical, Inc.	7,785,270
72,000	@	Techne Corp.	4,111,200
83,500	@, L	Varian Medical Systems, Inc.	3,982,115
40,200	@, L	Ventana Medical Systems	1,684,380
39,800	@	Zimmer Holdings, Inc.	3,399,318
			60,369,725
		Healthcare — Services: 3.4%
90,150	@	Coventry Health Care, Inc.	5,052,908
63,000	@, L	DaVita, Inc.	3,359,160
94,600	L	Health Management Associates, Inc.	1,028,302
72,000	@	Health Net, Inc.	3,874,320
67,400	@, L	Healthways, Inc.	3,150,950
78,700	@	Humana, Inc.	4,566,174
44,900	@, L	Laboratory Corp. of America Holdings	3,261,087
52,200	@	LifePoint Hospitals, Inc.	1,995,084
94,700	@	Lincare Holdings, Inc.	3,470,755
77,000	L	Manor Care, Inc.	4,185,720
66,000		Quest Diagnostics	3,291,420
			37,235,880
		Home Builders: 1.4%
45,900	L	Centex Corp.	1,917,702
41,000	L	KB Home	1,749,470
59,000	L	Lennar Corp.	2,490,390
37,000	@, L	Meritage Homes Corp.	1,188,440
68,200	L	Pulte Homes, Inc.	1,804,572
47,400	L	Thor Industries, Inc.	1,867,086
65,000	@, L	Toll Brothers, Inc.	1,779,700
65,600	L	Winnebago Industries	2,206,128
			15,003,488
		Home Furnishings: 0.2%
22,000	L	Harman International Industries, Inc.	2,113,760
			2,113,760
		Household Products/Wares: 0.5%
30,800	L	Avery Dennison Corp.	1,979,208
51,000		Clorox Co.	3,248,190
			5,227,398
		Insurance: 2.6%
24,900		AMBAC Financial Group, Inc.	2,151,111
58,000	L	AON Corp.	2,201,680
47,400	@, @@	Arch Capital Group Ltd.	3,233,154
65,600	@@	Axis Capital Holdings Ltd.	2,221,216
79,100	L	Brown & Brown, Inc.	2,139,655
31,000		Cigna Corp.	4,422,460
4,400	@	Markel Corp.	2,133,252
74,700		Marsh & McLennan Cos., Inc.	2,187,963
29,000		MBIA, Inc.	1,899,210
91,200		OneBeacon Insurance Group Ltd.	2,280,000
40,500	@@	RenaissanceRe Holdings Ltd.	2,030,670
55,700	@@, L	Willis Group Holdings Ltd.	2,204,606
			29,104,977
		Internet: 2.8%
78,100	@, L	Amazon.com, Inc.	3,107,599
29,400	@, @@	Baidu.com ADR	2,838,570
101,400	@, @@, L	Check Point Software Technologies	2,259,192
85,500	@, L	Checkfree Corp.	3,171,195
55,600	@, L	Digital River, Inc.	3,071,900
31,900	@	F5 Networks, Inc.	2,127,092
115,000	@	McAfee, Inc.	3,344,200
78,800	@, @@	Sina Corp.	2,648,468
157,100	@, L	Symantec Corp.	2,717,830
142,100	@, L	VeriSign, Inc.	3,569,552

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
89,600	@, L	Websense, Inc.	$2,059,904
			30,915,502
		Iron/Steel: 0.7%
60,000		Carpenter Technology Corp.	7,245,600
			7,245,600
		Leisure Time: 1.3%
49,900		Brunswick Corp.	1,589,315
138,700		Harley-Davidson, Inc.	8,148,625
53,500	L	Royal Caribbean Cruises Ltd.	2,255,560
50,900	@, L	WMS Industries, Inc.	1,997,316
			13,990,816
		Lodging: 3.2%
46,000		Boyd Gaming Corp.	2,191,440
110,000		Choice Hotels International, Inc.	3,897,300
221,000		Hilton Hotels Corp.	7,947,160
126,000		Marriott International, Inc.	6,168,960
99,300	@, @@, L	Melco PBL Entertainment Macau Ltd. ADR	1,602,702
102,000		Starwood Hotels & Resorts Worldwide, Inc.	6,614,700
70,000	L	Wynn Resorts Ltd.	6,640,200
			35,062,462
		Machinery — Construction & Mining: 0.3%
66,500	L	Joy Global, Inc.	2,852,850
			2,852,850
		Machinery — Diversified: 0.8%
112,100		Graco, Inc.	4,389,836
37,400		IDEX Corp.	1,902,912
55,800	@, L	Zebra Technologies Corp.	2,154,438
			8,447,186
		Media: 1.5%
109,200		Cablevision Systems Corp.	3,322,956
155,300		Citadel Broadcasting Corp.	1,476,903
46,800	L	EW Scripps Co.	2,091,024
35,000		McGraw-Hill Cos., Inc.	2,200,800
37,400	L	Meredith Corp.	2,146,386
94,000	@@	Rogers Communications, Inc.	3,079,440
170,500		Salem Communications Corp.	2,131,250
			16,448,759
		Metal Fabricate/Hardware: 0.9%
92,900		Precision Castparts Corp.	9,666,245
			9,666,245
		Miscellaneous Manufacturing: 0.7%
35,100		ITT Corp.	2,117,232
57,800		Pall Corp.	2,196,400
66,500		Roper Industries, Inc.	3,649,520
			7,963,152
		Office Furnishings: 0.2%
48,400	L	HNI, Corp.	2,223,012
			2,223,012
		Oil & Gas: 1.9%
75,600	@, L	Bill Barrett Corp.	2,450,196
200,400	@, @@, L	Compton Petroleum Corp.	2,018,028
24,000	L	Diamond Offshore Drilling	1,942,800
124,000	@, L	Mariner Energy, Inc.	2,372,120
93,000	L	Murphy Oil Corp.	4,966,200
75,000	@, @@, L	Nabors Industries Ltd.	2,225,250
42,000	@, L	Ultra Petroleum Corp.	2,231,460
47,200		XTO Energy, Inc.	2,587,032
			20,793,086
		Oil & Gas Services: 3.3%
69,900	L	BJ Services Co.	1,950,210
132,500	@	Cameron International Corp.	8,319,675
36,900	@, @@	Core Laboratories NV	3,093,327
167,500	@, L	Grant Prideco, Inc.	8,348,200
191,200	L	Smith International, Inc.	9,187,160
89,200	@, L	Tetra Technologies, Inc.	2,204,132
80,400	@, L	Weatherford International Ltd.	3,626,040
			36,728,744
		Packaging & Containers: 0.2%
64,200	L	Sealed Air Corp.	2,028,720
			2,028,720
		Pharmaceuticals: 4.0%
94,300	@, L	Alkermes, Inc.	1,455,992
84,032	L	Allergan, Inc.	9,312,426
53,800	@, L	Amylin Pharmaceuticals, Inc.	2,009,968
53,900	@	Cephalon, Inc.	3,838,219
92,800	@	Express Scripts, Inc.	7,490,816
172,300	@, L	Medarex, Inc.	2,229,562
107,700	@	Medco Health Solutions, Inc.	7,811,481
102,500	@, L	Neurocrine Biosciences, Inc.	1,281,250

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
38,700	L	Omnicare, Inc.	$1,539,099
61,300	@, L	OSI Pharmaceuticals, Inc.	2,022,900
67,300	@, L	Sepracor, Inc.	3,138,199
70,000	@, L	Theravance, Inc.	2,065,000
			44,194,912
		Pipelines: 0.5%
198,100		Williams Cos., Inc.	5,637,926
			5,637,926
		Retail: 6.1%
43,000	L	Advance Auto Parts, Inc.	1,657,650
169,000	@, L	Bed Bath & Beyond, Inc.	6,788,730
71,900	@, L	Cheesecake Factory	1,916,135
41,700	@, L	Dick’s Sporting Goods, Inc.	2,429,442
99,000		Family Dollar Stores, Inc.	2,932,380
138,000		Fred’s, Inc.	2,028,600
56,200		Men’s Wearhouse, Inc.	2,644,210
65,100	@, L	O’Reilly Automotive, Inc.	2,154,810
36,600	@, L	Panera Bread Co.	2,161,596
101,300	L	Petsmart, Inc.	3,338,848
90,000	L	Ross Stores, Inc.	3,096,000
137,955		Staples, Inc.	3,564,757
152,800	L	Tiffany & Co.	6,949,344
86,050	@@	Tim Hortons, Inc.	2,617,641
238,000	L	TJX Cos., Inc.	6,416,480
42,300	@, L	Tractor Supply Co.	2,178,450
84,500	@, L	Urban Outfitters, Inc.	2,240,095
103,000	L	Williams-Sonoma, Inc.	3,652,380
153,500		Yum! Brands, Inc.	8,866,160
			67,633,708
		Semiconductors: 8.0%
427,500	@, L	Altera Corp.	8,545,725
207,000		Analog Devices, Inc.	7,139,430
138,850	@	Broadcom Corp.	4,452,920
121,400	@, L	Fairchild Semiconductor International, Inc.	2,029,808
133,500	@	Integrated Device Technology, Inc.	2,058,570
81,300		Intersil Corp.	2,153,637
41,800	L	KLA-Tencor Corp.	2,228,776
44,000	@, L	Lam Research Corp.	2,082,960
276,500	L	Linear Technology Corp.	8,734,635
263,000	@, @@, L	Marvell Technology Group Ltd.	4,421,030
244,200		Maxim Integrated Products	7,179,480
54,000	@	MEMC Electronic Materials, Inc.	3,271,320
253,100	L	Microchip Technology, Inc.	8,992,643
230,000		National Semiconductor Corp.	5,552,200
163,000	@	QLogic Corp.	2,771,000
111,400	@, L	Semtech Corp.	1,501,672
129,000	@, L	Silicon Laboratories, Inc.	3,859,680
133,400	@, L	Teradyne, Inc.	2,206,436
355,000	L	Xilinx, Inc.	9,134,150
			88,316,072
		Software: 7.8%
209,980	@, L	Activision, Inc.	3,977,021
82,700	@	Adobe Systems, Inc.	3,448,590
128,800	@, L	American Reprographics Co.	3,965,752
207,000	@	Autodesk, Inc.	7,783,200
50,100	@, L	Avid Technology, Inc.	1,747,488
92,100	@	Citrix Systems, Inc.	2,949,963
57,000	@, @@	Cognos, Inc.	2,245,230
37,500		Dun & Bradstreet Corp.	3,420,000
148,900	@	Electronic Arts, Inc.	7,498,604
52,500	L	Fair Isaac Corp.	2,030,700
47,700		Fidelity National Information Services, Inc.	2,168,442
46,800	@	Fiserv, Inc.	2,483,208
61,700		Global Payments, Inc.	2,101,502
195,300	@, L	Intuit, Inc.	5,343,408
171,800	L	MoneyGram International, Inc.	4,769,168
118,700	@, L	Navteq Corp.	4,095,150
223,900	L	Paychex, Inc.	8,479,093
240,000	@, L	Red Hat, Inc.	5,503,200
84,000	@, L	Salesforce.com, Inc.	3,596,880
160,000	@@, L	Satyam Computer Services Ltd. ADR	3,632,000
34,700		SEI Investments Co.	2,089,981
98,400	@, L	THQ, Inc.	3,364,296
			86,692,876
		Telecommunications: 4.3%
258,000	@	American Tower Corp.	10,049,100
283,300	@, L	Crown Castle International Corp.	9,102,429
180,500	@, L	Juniper Networks, Inc.	3,552,240
64,900	@	Leap Wireless International, Inc.	4,282,102

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
64,100	@, L	NeuStar, Inc.	$1,823,004
95,000	@, L	NII Holdings, Inc.	7,047,100
345,050	@, L	SBA Communications Corp.	10,196,226
78,600	@, L	Time Warner Telecom, Inc.	1,632,522
			47,684,723
		Textiles: 0.3%
81,900		Cintas Corp.	2,956,590
			2,956,590
		Transportation: 1.9%
102,700	L	CH Robinson Worldwide, Inc.	4,903,925
141,000	L	Expeditors International Washington, Inc.	5,826,120
116,100		Landstar System, Inc.	5,322,024
213,000	@@	UTI Worldwide, Inc.	5,235,540
			21,287,609
		Total Common Stock
		(Cost $956,184,025)	1,103,283,594

Principal Amount			Value
SHORT-TERM INVESTMENTS: 28.9%
	Mutual Fund: 0.0%
$1,000	Reserve Investment Fund		$1,000
	Total Mutual Fund
	(Cost $1,000)		1,000
	Securities Lending Collateral**: 28.9%
319,561,595	The Bank of New York Institutional Cash Reserves Fund		319,561,595
	Total Securities Lending Collateral
	(Cost $319,561,595)		319,561,595
	Total Short-Term Investments
	(Cost $319,562,595)		319,562,595
	Total Investments in Securities
	(Cost $1,275,746,620)*	128.7%	$1,422,846,189
	Other Assets and Liabilities — Net	(28.7)	(317,459,792)
	Net Assets	100.0%	$1,105,386,397

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $1,278,723,022 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$189,337,238
	Gross Unrealized Depreciation	(45,214,071)
	Net Unrealized Appreciation	$144,123,167

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Aerospace/Defense: 0.4%
76,500		General Dynamics Corp.	$5,844,600
			5,844,600
		Airlines: 1.1%
1,095,100	L	Southwest Airlines Co.	16,097,970
			16,097,970
		Apparel: 0.5%
77,300	@, L	Coach, Inc.	3,868,865
30,500	L	Nike, Inc.	3,240,930
			7,109,795
		Banks: 4.5%
550,358	@@	Anglo Irish Bank Corp. PLC	11,775,072
180,500	@@	Erste Bank der Oesterreichischen Sparkassen AG	14,058,939
151,000		Northern Trust Corp.	9,081,140
274,600		State Street Corp.	17,780,350
1,293,800	@@	UniCredito Italiano S.p.A.	12,319,856
			65,015,357
		Beverages: 1.3%
95,300	@@	InBev NV	6,915,007
180,500		PepsiCo, Inc.	11,472,580
			18,387,587
		Biotechnology: 2.9%
317,600	@	Amgen, Inc.	17,747,488
128,600	@, L	Celgene Corp.	6,746,356
205,700	@, L	Genentech, Inc.	16,892,084
			41,385,928
		Chemicals: 0.6%
149,700		Monsanto Co.	8,227,512
			8,227,512
		Commercial Services: 1.8%
684,500	@@	Accenture Ltd.	26,380,630
			26,380,630
		Computers: 1.5%
97,900	@	Apple, Inc.	9,095,889
197,300	@	Dell, Inc.	4,579,333
539,200	@, L	EMC Corp.	7,467,920
			21,143,142
		Cosmetics/Personal Care: 1.0%
219,880		Procter & Gamble Co.	13,887,621
			13,887,621
		Distribution/Wholesale: 0.3%
112,400	L	Fastenal Co.	3,939,620
			3,939,620
		Diversified Financial Services: 11.2%
332,800		American Express Co.	18,769,920
583,100		Charles Schwab Corp.	10,664,899
11,000	L	Chicago Mercantile Exchange Holdings, Inc.	5,857,060
300,410		Citigroup, Inc.	15,423,049
328,000	L	Countrywide Financial Corp.	11,033,920
607,600	@	E*Trade Financial Corp.	12,893,272
130,700		Franklin Resources, Inc.	15,792,481
49,400		Goldman Sachs Group, Inc.	10,207,522
68,000	@@	Housing Development Finance Corp.	2,367,519
97,300	L	Legg Mason, Inc.	9,166,633
150,700		Morgan Stanley	11,869,132
189,200		SLM Corp.	7,738,280
486,900	@@	UBS AG - Reg	29,034,795
			160,818,482
		Electronics: 0.5%
539,000	@@	HON HAI Precision Industry GDR	7,291,592
			7,291,592
		Entertainment: 0.6%
202,100		International Game Technology	8,160,798
			8,160,798
		Food: 0.6%
128,300		Sysco Corp.	4,340,389
94,100		Whole Foods Market, Inc.	4,220,385
			8,560,774
		Healthcare — Products: 2.5%
373,300		Medtronic, Inc.	18,314,098
80,400	@	St. Jude Medical, Inc.	3,023,844
142,300	L	Stryker Corp.	9,437,336
58,100	@, L	Zimmer Holdings, Inc.	4,962,321
			35,737,599

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Services: 4.5%
213,000		Aetna, Inc.	$9,327,270
89,600	@	Humana, Inc.	5,198,592
513,300		UnitedHealth Group, Inc.	27,189,501
288,200	@	WellPoint, Inc.	23,373,020
			65,088,383
		Home Builders: 0.7%
223,600	L	Lennar Corp.	9,438,156
			9,438,156
		Home Furnishings: 0.7%
100,400	L	Harman International Industries, Inc.	9,646,432
			9,646,432
		Household Products/Wares: 0.5%
127,470	@@	Reckitt Benckiser PLC	6,647,421
			6,647,421
		Insurance: 2.7%
368,200		American International Group, Inc.	24,750,404
153,500	L	Prudential Financial, Inc.	13,854,910
			38,605,314
		Internet: 5.0%
399,200	@, L	Amazon.com, Inc.	15,884,168
419,200	@, L	eBay, Inc.	13,896,480
61,100	@	Google, Inc.	27,993,576
283,341	@	Liberty Media Holding Corp. - Interactive	6,749,183
244,400	@, L	Yahoo!, Inc.	7,647,276
			72,170,683
		Leisure Time: 0.2%
69,600		Carnival Corp.	3,261,456
			3,261,456
		Lodging: 1.2%
175,200		Marriott International, Inc.	8,577,792
53,900	@	MGM Mirage	3,747,128
55,600	L	Wynn Resorts Ltd.	5,274,216
			17,599,136
		Machinery — Construction & Mining: 0.3%
106,200	L	Joy Global, Inc.	4,555,980
			4,555,980
		Machinery — Diversified: 0.3%
42,000		Deere & Co.	4,562,880
			4,562,880
		Media: 4.1%
215,400		Clear Channel Communications, Inc.	7,547,616
37,200	@, L	EchoStar Communications Corp.	1,615,596
288,600	@@, L	Grupo Televisa SA ADR	8,600,280
110,288	@	Liberty Media Holding Corp.	12,196,750
559,800	@@, L	Rogers Communications, Inc.	18,339,048
247,800	@	Viacom - Class B	10,187,058
			58,486,348
		Mining: 0.7%
415,500	@@	BHP Billiton Ltd.	10,064,635
			10,064,635
		Miscellaneous Manufacturing: 6.4%
300,600		Danaher Corp.	21,477,870
1,614,700		General Electric Co.	57,095,792
432,200	@@	Tyco International Ltd.	13,635,910
			92,209,572
		Oil & Gas: 3.1%
110,400		EOG Resources, Inc.	7,875,936
172,038		ExxonMobil Corp.	12,980,267
106,900	L	Murphy Oil Corp.	5,708,460
257,415	@@	Total SA	17,983,170
			44,547,833
		Oil & Gas Services: 2.9%
216,800	L	Baker Hughes, Inc.	14,336,984
387,000	L	Schlumberger Ltd.	26,741,700
			41,078,684
		Pharmaceuticals: 5.8%
103,800		Eli Lilly & Co.	5,575,098
209,900	@	Gilead Sciences, Inc.	16,057,350
255,500	@	Medco Health Solutions, Inc.	18,531,415
299,837	@@	Novartis AG	16,750,725
72,339	@@	Roche Holding AG	12,850,031
105,200	@, L	Sepracor, Inc.	4,905,476
176,000		Wyeth	8,805,280
			83,475,375
		Retail: 8.3%
141,400	@, L	Bed Bath & Beyond, Inc.	5,680,038
887,726	L	CVS Corp.	30,306,965

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
114,600		Home Depot, Inc.	$4,210,404
246,000	@	Kohl’s Corp.	18,846,060
244,200		Lowe’s Cos., Inc.	7,689,858
290,300	L	Petsmart, Inc.	9,568,288
322,300	L	Target Corp.	19,099,498
139,800		Walgreen Co.	6,415,422
116,200	@@, L	Wal-Mart de Mexico SA de CV ADR	4,973,441
262,800		Wal-Mart Stores, Inc.	12,338,460
			119,128,434
		Semiconductors: 4.5%
269,900	L	Analog Devices, Inc.	9,308,851
307,800		Applied Materials, Inc.	5,638,896
389,000	@, @@, L	ASML Holding NV	9,627,750
246,900		Intel Corp.	4,723,197
809,100	@, @@, L	Marvell Technology Group Ltd.	13,600,971
340,100		Maxim Integrated Products	9,998,940
3,994	@@	Samsung Electronics Co., Ltd.	2,381,317
365,800	L	Xilinx, Inc.	9,412,034
			64,691,956
		Software: 5.7%
205,000	@	Adobe Systems, Inc.	8,548,500
258,900	@, L	Autodesk, Inc.	9,734,640
356,500		Automatic Data Processing, Inc.	17,254,600
74,100	@, L	Electronic Arts, Inc.	3,731,676
221,100	@@	Infosys Technologies Ltd.	10,219,188
167,500	@, L	Intuit, Inc.	4,582,800
966,025		Microsoft Corp.	26,923,117
			80,994,521
		Telecommunications: 8.7%
369,500	@, @@, L	Amdocs Ltd.	13,479,360
393,700	@@, L	America Movil SA de CV ADR	18,814,923
255,800	@	American Tower Corp.	9,963,410
573,800	@, @@	Bharti Airtel Ltd.	10,035,117
730,700	@	Cisco Systems, Inc.	18,654,771
427,000	@, L	Corning, Inc.	9,709,980
411,900	@, L	Crown Castle International Corp.	13,234,347
505,100	@, L	Juniper Networks, Inc.	9,940,368
233,400		Qualcomm, Inc.	9,956,844
3,099,400	@@	Telefonaktiebolaget LM Ericsson	11,490,351
			125,279,471
		Transportation: 0.6%
209,300	L	Expeditors International Washington, Inc.	8,648,276
			8,648,276
		Total Common Stock
		(Cost $1,206,894,422)	1,408,169,953

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.0%
	Mutual Fund: 1.3%
$18,593,492	Reserve Investment Fund		$18,593,492
	Total Mutual Fund
	(Cost $18,593,492)		18,593,492
	Securities Lending Collateralcc: 17.7%
254,339,937	The Bank of New York Institutional Cash Reserves Fund		254,339,937
	Total Securities Lending Collateral
	(Cost $254,339,937)		254,339,937
	Total Short-Term Investments
	(Cost $272,933,429)		272,933,429
	Total Investments in Securities
	(Cost $1,479,827,851)*	117.2%	$1,681,103,382
	Other Assets and Liabilities — Net	(17.2)	(246,342,539)
	Net Assets	100.0%	$1,434,760,843

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.

*	Cost for federal income tax purposes is $1,485,726,252 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$221,525,679
	Gross Unrealized Depreciation	(26,148,549)
	Net Unrealized Appreciation	$195,377,130

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 90.8%
		Australia: 1.9%
14,203		Alumina Ltd.	$83,933
16,501		National Australia Bank Ltd.	538,136
113,847		Qantas Airways Ltd.	482,004
			1,104,073
		Belgium: 0.5%
13,660	@	AGFA-Gevaert NV	309,226
			309,226
		Brazil: 1.0%
8,680		Empresa Brasileira de Aeronautica SA ADR	398,065
12,290		Tele Norte Leste Participacoes SA ADR	170,094
			568,159
		Canada: 2.2%
16,326		BCE, Inc.	461,710
40,100	@	Domtar Corp.	365,051
6,100		George Weston Ltd.	374,771
900		Weston (George) Ltd.	55,210
			1,256,742
		China: 3.6%
125,500	@	Byd Co., Ltd.	619,578
253,000		China Shenhua Energy Co., Ltd.	607,187
1,162,000		China Telecom Corp., Ltd.	568,566
572,000		Shanghai Electric Group Co., Ltd.	266,688
			2,062,019
		Denmark: 0.9%
8,830	@	Vestas Wind Systems A/S	492,226
			492,226
		Finland: 1.9%
7,540		Stora Enso OYJ	130,270
16,750		Stora Enso OYJ (Euro Denominated Security)	290,922
27,690		UPM-Kymmene OYJ	707,297
			1,128,489
		France: 9.3%
3,240		Accor SA	310,017
12,331		AXA SA	524,409
5,660		Compagnie Generale des Etablissements Michelin	625,785
7,310		Electricite de France	614,982
28,730		France Telecom SA	761,311
10,940		Sanofi-Aventis	951,932
8,240		Suez SA	436,547
32,280		Thomson	621,871
8,400		Total SA	586,829
			5,433,683
		Germany: 10.0%
1,060		BASF AG	119,024
13,750		Bayerische Motoren Werke AG	812,267
12,180		Celesio AG	764,977
10,040		Commerzbank AG	443,918
28,860		Deutsche Post AG	870,474
5,200		E.ON AG	703,999
43,980	@	Infineon Technologies AG	685,469
1,960		Muenchener Rueckversicherungs AG	330,970
7,070		Siemens AG	757,099
2,970		Siemens AG ADR	318,384
			5,806,581
		Hong Kong: 1.9%
39,900		Cheung Kong Holdings Ltd. ADR	504,990
47,000		Hutchison Whampoa Ltd.	451,378
13,000	@	Swire Pacific Ltd.	145,814
			1,102,182
		India: 1.3%
10,855		Housing Development Finance Corp.	377,933
10,450		ICICI Bank Ltd. ADR	384,038
			761,971
		Israel: 0.5%
13,050	@	Check Point Software Technologies	290,754
			290,754
		Italy: 3.6%
14,146		ENI S.p.A.	460,336
49,440		Intesa Sanpaolo S.p.A.	375,764
47,097		Mediaset S.p.A.	514,389
78,693		UniCredito Italiano S.p.A.	749,333
			2,099,822

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan: 4.0%
13,700		Fuji Photo Film Co., Ltd.	$560,370
14,000		Hitachi Ltd.	108,818
13,500		Konica Minolta Holdings, Inc.	176,872
27		Mitsubishi UFJ Financial Group, Inc.	304,201
1,000		Nintendo Co., Ltd.	290,162
15,000		Sony Corp.	758,092
2,200		Takeda Pharmaceutical Co., Ltd.	144,054
			2,342,569
		Mexico: 1.2%
20,810		Telefonos de Mexico SA de CV ADR	695,054
			695,054
		Netherlands: 4.4%
12,260		Koninklijke Philips Electronics NV	467,297
34,600		Reed Elsevier NV	612,869
8,670		SBM Offshore NV	312,617
26,920		Unilever NV	786,229
17,100		Vedior NV	381,124
			2,560,136
		Norway: 1.9%
22,810		Norske Skogindustrier ASA	388,464
40,240		Telenor ASA	710,372
			1,098,836
		Portugal: 0.7%
30,410		Portugal Telecom SGPS SA	408,339
			408,339
		Singapore: 1.7%
47,000		DBS Group Holdings Ltd.	661,446
141,000		Singapore Telecommunications Ltd.	304,414
			965,860
		South Korea: 4.4%
9,370		Kookmin Bank ADR	844,706
20,280		Korea Electric Power Corp. ADR	405,600
3,530	#	Samsung Electronics GDR	1,056,448
11,700		SK Telecom Co., Ltd. ADR	274,014
			2,580,768
		Spain: 3.8%
29,333		Banco Santander Central Hispano SA	523,654
21,731		Repsol YPF SA	732,259
43,368		Telefonica SA	960,370
			2,216,283
		Sweden: 2.2%
7,440		Atlas Copco AB	247,316
2,460		Autoliv, Inc.	140,491
26,570		Nordea Bank AB	424,556
16,490		Securitas AB	252,554
11,700	@	Securitas Direct AB	32,664
14,730	@	Securitas Systems AB	51,606
4,030		Swedbank AB	141,257
			1,290,444
		Switzerland: 3.9%
2,400		Adecco SA	152,608
3,090		Lonza Group AG	297,380
1,810		Nestle SA	705,318
8,591		Swiss Reinsurance	786,093
5,680		UBS AG - Reg	338,709
			2,280,108
		Taiwan: 1.4%
370,000		Chinatrust Financial Holding Co., Ltd.	288,738
75,217	#	Compal Electronics, Inc. GDR	318,211
16,613		Lite-On Technology Corp. GDR	214,615
			821,564
		United Kingdom: 22.6%
35,645		Alliance Boots PLC	720,595
33,670		Aviva PLC	497,504
74,140		BAE Systems PLC	672,074
58,230		BP PLC	629,390
51,530		British Sky Broadcasting PLC	572,845
40,850		Burberry Group PLC	525,122
70,800		Cadbury Schweppes PLC	909,974
148,580		Compass Group PLC	995,150
34,810		GlaxoSmithKline PLC	960,866
134,020		Group 4 Securicor PLC	530,466
45,200		HSBC Holdings PLC	788,446
103,460		Kingfisher PLC	567,843
13,260		Lloyds TSB Group PLC	146,457
18,740		National Grid PLC	295,732

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares		Value
	United Kingdom (continued)
179,150	Old Mutual PLC	$580,255
19,430	Pearson PLC	334,289
29,200	Rexam PLC	316,670
24,560	Rolls-Royce Group PLC	239,567
1,475,856	Rolls-Royce Group PLC - B Shares Entitlement	2,904
24,370	Royal Bank of Scotland Group PLC	954,047
14,680	Smiths Group PLC	296,757
15,540	Standard Chartered PLC	448,921
291,436	Vodafone Group PLC	779,258
33,670	WM Morrison Supermarkets PLC	204,602
17,210	Yell Group PLC	203,092
		13,172,826
	Total Common Stock
	(Cost $45,839,627)	52,848,714

Principal Amount			Value
SHORT-TERM INVESTMENTS: 9.7%
	U.S. Government Agency Obligations: 9.7%
$5,636,000	Federal Home Loan Bank, 5.000%, due 04/02/07		$5,634,434
	Total Short-Term Investments
	(Cost $5,634,434)		5,634,434
	Total Investments in Securities
	(Cost $51,474,061)*	100.5%	$58,483,148
	Other Assets and Liabilities — Net	(0.5)	(294,266)
	Net Assets	100.0%	$58,188,882

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $51,682,643.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,126,437
	Gross Unrealized Depreciation	(325,932)
	Net Unrealized Appreciation	$6,800,505

Percentage of
Industry	Net Assets
Aerospace/Defense	2.3%
Airlines	0.8
Apparel	0.9
Auto Manufacturers	1.4
Auto Parts & Equipment	1.3
Banks	13.3
Chemicals	0.7
Coal	1.0
Commercial Services	2.4
Computers	0.9
Diversified Financial Services	1.7
Electric	4.2
Electrical Components & Equipment	2.1
Electronics	0.8
Food	5.2
Food Service	1.7
Forest Products & Paper	3.2
Holding Companies - Diversified	1.0
Home Furnishings	2.4
Insurance	4.7
Internet	0.5
Lodging	0.5
Machinery - Construction & Mining	0.4
Machinery - Diversified	0.5
Media	3.9
Mining	0.2
Miscellaneous Manufacturing	4.2
Oil & Gas	4.1
Oil & Gas Services	0.5

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Packaging & Containers	0.5%
Pharmaceuticals	4.9
Real Estate	0.9
Retail	2.2
Semiconductors	3.0
Telecommunications	10.5
Toys/Games/Hobbies	0.5
Transportation	1.5
Short-Term Investments	9.7
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Airlines: 1.9%
336,600	@, L	JetBlue Airways Corp.	$3,874,266
			3,874,266
		Banks: 3.8%
176,900	@@	HSBC Holdings PLC	3,085,756
86,800		Wachovia Corp.	4,778,340
			7,864,096
		Chemicals: 2.2%
60,400		Air Products & Chemicals, Inc.	4,467,184
			4,467,184
		Commercial Services: 4.1%
350,150	@, L	Hertz Global Holdings, Inc.	8,298,555
			8,298,555
		Computers: 1.3%
115,700	@	Dell, Inc.	2,685,397
64,800	X	Seagate Technology, Inc. - Escrow	1
			2,685,398
		Diversified Financial Services: 7.5%
196,900		Charles Schwab Corp.	3,601,301
106,100		Citigroup, Inc.	5,447,174
106,500		Freddie Mac	6,335,685
			15,384,160
		Electric: 3.2%
61,600		Entergy Corp.	6,463,072
			6,463,072
		Electronics: 1.5%
65,800	@	Thermo Electron Corp.	3,076,150
			3,076,150
		Healthcare — Products: 4.1%
117,948	@, L	Cytyc Corp.	4,035,001
74,000		Johnson & Johnson	4,459,240
			8,494,241
		Healthcare — Services: 4.9%
74,200		UnitedHealth Group, Inc.	3,930,374
76,500	@	WellPoint, Inc.	6,204,150
			10,134,524
		Insurance: 2.8%
84,600		American International Group, Inc.	5,686,812
			5,686,812
		Internet: 2.0%
8,935	@	Google, Inc.	4,093,660
			4,093,660
		Lodging: 2.4%
57,500	@, L	Las Vegas Sands Corp.	4,980,075
			4,980,075
		Media: 3.3%
266,000	@, L	Comcast Corp.	6,775,020
			6,775,020
		Mining: 7.9%
215,300		Alcoa, Inc.	7,298,670
64,000	L	Freeport-McMoRan Copper & Gold, Inc.	4,236,160
65,400	L	Southern Copper Corp.	4,686,564
			16,221,394
		Miscellaneous Manufacturing: 3.2%
184,000		General Electric Co.	6,506,240
			6,506,240
		Oil & Gas: 9.4%
72,000		Apache Corp.	5,090,400
65,975		Chevron Corp.	4,879,511
73,900		ConocoPhillips	5,051,065
51,900	L	Diamond Offshore Drilling	4,201,305
			19,222,281
		Pharmaceuticals: 2.3%
124,100	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,645,063
			4,645,063
		Retail: 6.3%
51,700	L	Abercrombie & Fitch Co.	3,912,656
787,400	@, L	Rite Aid Corp.	4,543,298
24,483	@, L	Sears Holding Corp.	4,410,857
			12,866,811
		Semiconductors: 2.7%
91,830	@, L	MEMC Electronic Materials, Inc.	5,563,061
			5,563,061

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software: 6.5%
168,779	@, L	Eclipsys Corp.	$3,252,371
204,700		Microsoft Corp.	5,704,989
243,800	@	Oracle Corp.	4,420,094
			13,377,454
		Telecommunications: 12.9%
431,300	@@	China Mobile Ltd.	3,879,526
203,560	@@	Chunghwa Telecom Co., Ltd. ADR	4,054,915
121,150	@	Crown Castle International Corp.	3,892,550
766,700	@, L	Level 3 Communications, Inc.	4,676,870
311,500		Motorola, Inc.	5,504,205
59,816	@, L	NII Holdings, Inc.	4,437,151
			26,445,217
		Total Common Stock
		(Cost $176,253,398)	197,124,734

Principal Amount			Value
SHORT-TERM INVESTMENTS: 24.0%
	U.S. Government Agency Obligations: 3.5%
$7,210,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$7,208,097
	Total U.S. Government Agency Obligations
	(Cost $7,208,097)		7,208,097
	Securities Lending Collateralcc: 20.5%
41,920,271	The Bank of New York Institutional Cash Reserves Fund		41,920,271
	Total Securities Lending Collateral
	(Cost $41,920,271)		41,920,271
	Total Short-Term Investments
	(Cost $49,128,368)		49,128,368
	Total Investments in Securities
	(Cost $225,381,766)*	120.2%	$246,253,102
	Other Assets and Liabilities — Net	(20.2)	(41,352,515)
	Net Assets	100.0%	$204,900,587

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $226,118,157 .
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$22,367,334
	Gross Unrealized Depreciation	(2,232,389)
	Net Unrealized Appreciation	$20,134,945

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 2.5%
65,600	L	Omnicom Group	$6,716,128
59,086	L	R.H. Donnelley Corp.	4,188,607
			10,904,735
		Aerospace/Defense: 0.9%
52,400		Northrop Grumman Corp.	3,889,128
			3,889,128
		Apparel: 0.7%
56,500	@	Coach, Inc.	2,827,825
			2,827,825
		Auto Manufacturers: 1.2%
71,200	L	Paccar, Inc.	5,226,080
			5,226,080
		Auto Parts & Equipment: 3.4%
66,500	L	BorgWarner, Inc.	5,015,430
102,100		Johnson Controls, Inc.	9,660,702
			14,676,132
		Banks: 9.1%
60,200		Bank of New York Co., Inc.	2,441,110
28,500		City National Corp.	2,097,600
180,800		Fifth Third Bancorp.	6,995,152
169,500	L	Mellon Financial Corp.	7,312,230
78,600		PNC Financial Services Group, Inc.	5,656,842
422,000		Wells Fargo & Co.	14,529,460
			39,032,394
		Beverages: 1.5%
63,000		Anheuser-Busch Cos., Inc.	3,178,980
157,800	@, L	Constellation Brands, Inc.	3,342,204
			6,521,184
		Biotechnology: 2.1%
117,800	@	Genzyme Corp.	7,070,356
174,500	@, L	Millennium Pharmaceuticals, Inc.	1,982,320
			9,052,676
		Building Materials: 1.9%
291,100		Masco Corp.	7,976,140
			7,976,140
		Commercial Services: 0.2%
34,300		H&R Block, Inc.	721,672
			721,672
		Computers: 0.7%
123,200	@	Dell, Inc.	2,859,472
71,600	X	Seagate Technology, Inc. - Escrow	1
			2,859,473
		Diversified Financial Services: 11.1%
353,566		Citigroup, Inc.	18,152,078
75,700		Freddie Mac	4,503,393
172,000		JP Morgan Chase & Co.	8,321,360
212,400		Morgan Stanley	16,728,624
			47,705,455
		Electric: 4.8%
89,900		American Electric Power Co., Inc.	4,382,625
182,300		Exelon Corp.	12,525,833
46,700	L	Northeast Utilities	1,530,359
70,300		Pepco Holdings, Inc.	2,040,106
			20,478,923
		Electronics: 0.4%
31,928	@, L	Waters Corp.	1,851,824
			1,851,824
		Food: 1.3%
167,200		Sysco Corp.	5,656,376
			5,656,376
		Gas: 1.8%
107,200		NiSource, Inc.	2,619,968
85,300		Sempra Energy	5,204,153
			7,824,121
		Healthcare — Products: 2.5%
91,914		Johnson & Johnson	5,538,738
109,500		Medtronic, Inc.	5,372,070
			10,910,808
		Healthcare — Services: 1.3%
106,100		UnitedHealth Group, Inc.	5,620,117
			5,620,117

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.0%
51,900	L	Fortune Brands, Inc.	$4,090,758
			4,090,758
		Insurance: 2.8%
70,400		Allstate Corp.	4,228,224
43,500		American International Group, Inc.	2,924,070
48,600		Hartford Financial Services Group, Inc.	4,645,188
			11,797,482
		Internet: 3.3%
79,800	@, L	Amazon.com, Inc.	3,175,242
78,900	@	McAfee, Inc.	2,294,412
321,004	@, L	Symantec Corp.	5,553,369
106,200	@, L	Yahoo!, Inc.	3,322,998
			14,346,021
		Leisure Time: 2.3%
147,000	L	Carnival Corp.	6,888,420
47,400	L	Harley-Davidson, Inc.	2,784,750
			9,673,170
		Media: 2.3%
46,000		McGraw-Hill Cos., Inc.	2,892,480
155,000		News Corp., Inc. - Class A	3,583,600
87,300	@	Viacom - Class B	3,588,903
			10,064,983
		Miscellaneous Manufacturing: 4.6%
307,200		General Electric Co.	10,862,592
168,300		Illinois Tool Works, Inc.	8,684,280
			19,546,872
		Oil & Gas: 4.7%
36,400		Chevron Corp.	2,692,144
79,500	L	ENSCO International, Inc.	4,324,800
54,100		EOG Resources, Inc.	3,859,494
59,172	L	ExxonMobil Corp.	4,464,527
77,400	L	GlobalSantaFe Corp.	4,774,032
			20,114,997
		Oil & Gas Services: 0.9%
123,000	L	Halliburton Co.	3,904,020
			3,904,020
		Pharmaceuticals: 8.6%
84,000	L	Allergan, Inc.	9,308,880
200,600		Bristol-Myers Squibb Co.	5,568,656
25,200	@, L	Cephalon, Inc.	1,794,492
69,300	@	Medco Health Solutions, Inc.	5,026,329
132,317		Merck & Co., Inc.	5,844,442
187,100		Wyeth	9,360,613
			36,903,412
		Retail: 3.5%
113,200	@, L	Chico’s FAS, Inc.	2,765,476
111,500		Costco Wholesale Corp.	6,003,160
164,000		Home Depot, Inc.	6,025,360
			14,793,996
		Semiconductors: 5.6%
150,600	L	Analog Devices, Inc.	5,194,194
410,000		Intel Corp.	7,843,300
101,000	L	Linear Technology Corp.	3,190,590
139,100	L	National Semiconductor Corp.	3,357,874
172,700	L	Xilinx, Inc.	4,443,571
			24,029,529
		Software: 4.4%
159,300	@	BEA Systems, Inc.	1,846,287
514,100		Microsoft Corp.	14,327,967
109,400	@, L	Red Hat, Inc.	2,508,542
			18,682,796
		Telecommunications: 4.0%
178,867		AT&T, Inc.	7,052,726
23,049		Embarq Corp.	1,298,811
461,389		Sprint Nextel Corp.	8,747,935
			17,099,472
		Transportation: 3.6%
105,700		Burlington Northern Santa Fe Corp.	8,501,451
65,100		FedEx Corp.	6,993,693
			15,495,144
		Total Common Stock
		(Cost $373,820,412)	424,277,715

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
13,700	L	SPDR Trust Series 1	$1,945,400
		Total Exchange-Traded Funds
		(Cost $1,962,959)	1,945,400
		Total Long-Term Investments
		(Cost $375,783,371)	426,223,115

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.8%
	U.S. Government Agency Obligations: 0.5%
$2,260,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$2,259,404
	Total U.S. Government Agency Obligations
	(Cost $2,259,404)		2,259,404
	Securities Lending Collateral**: 19.3%
82,644,135	The Bank of New York Institutional Cash Reserves Fund		82,644,135
	Total Securities Lending Collateral
	(Cost $82,644,135)		82,644,135
	Total Short-Term Investments
	(Cost $84,903,539)		84,903,539
	Total Investments in Securities
	(Cost $460,686,910)*	119.3%	$511,126,654
	Other Assets and Liabilities — Net	(19.3)	(82,658,480)
	Net Assets	100.0%	$428,468,174

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $461,443,538 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$54,948,664
	Gross Unrealized Depreciation	(5,265,548)
	Net Unrealized Appreciation	$49,683,116

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Aerospace/Defense: 1.8%
17,100	@	AAR Corp.	$471,276
3,200		DRS Technologies, Inc.	166,944
			638,220
		Apparel: 2.5%
15,400		Phillips-Van Heusen	905,520
			905,520
		Banks: 3.5%
13,100		Investors Financial Services Corp.	761,765
26,300		UCBH Holdings, Inc.	489,706
			1,251,471
		Biotechnology: 3.1%
17,300	@	Exelixis, Inc.	171,962
12,900	@	Keryx Biopharmaceuticals, Inc.	135,708
13,600	@	Lifecell Corp.	339,592
6,400	@	Myriad Genetics, Inc.	220,544
10,400	@	Regeneron Pharmaceuticals, Inc.	224,848
			1,092,654
		Building Materials: 1.3%
6,500	@	Genlyte Group, Inc.	458,575
			458,575
		Commercial Services: 7.6%
8,800	@	CRA International, Inc.	459,184
12,100	@, @@	eTelecare Global Solutions, Inc. ADR	183,315
7,500	@	Kenexa Corp.	233,475
5,700	@	Korn/Ferry International	130,758
22,400	@	Labor Ready, Inc.	425,376
11,600	@	PeopleSupport, Inc.	132,820
23,200	@	TeleTech Holdings, Inc.	851,208
9,800	@, @@	WNS Holdings Ltd. ADR	285,572
			2,701,708
		Computers: 2.9%
8,500	@	CACI International, Inc.	398,310
7,400		Factset Research Systems, Inc.	465,090
11,700	@	Radisys Corp.	191,178
			1,054,578
		Distribution/Wholesale: 1.3%
8,350	@	Beacon Roofing Supply, Inc.	135,103
15,100	@	LKQ Corp.	330,086
			465,189
		Electrical Components & Equipment: 0.4%
4,600	@	Energy Conversion Devices, Inc.	160,724
			160,724
		Electronics: 1.1%
19,200	@	Benchmark Electronics, Inc.	396,672
			396,672
		Energy — Alternate Sources: 0.9%
6,400	@	First Solar, Inc.	332,864
			332,864
		Engineering & Construction: 1.4%
8,500	@	EMCOR Group, Inc.	501,330
			501,330
		Entertainment: 0.6%
8,000	@	National CineMedia, Inc.	213,600
			213,600
		Healthcare — Products: 5.5%
6,300	@	Accuray, Inc.	140,112
8,400	@	Angiodynamics, Inc.	141,876
11,600	@	Arthrocare Corp.	418,064
8,900	@	Aspect Medical Systems, Inc.	138,751
13,000	@	DexCom, Inc.	102,180
7,600	@	Hansen Medical, Inc.	143,640
5,400	@	Resmed, Inc.	271,998
18,500	@	Viasys Healthcare, Inc.	628,815
			1,985,436
		Healthcare — Services: 6.7%
20,200	@	Pediatrix Medical Group, Inc.	1,152,612
20,500	@	Psychiatric Solutions, Inc.	826,355
13,600	@	United Surgical Partners International, Inc.	419,016
			2,397,983

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 1.2%
10,000	@	Central Garden & Pet Co.	$147,700
20,015	@	Central Garden and Pet Co.	294,221
			441,921
		Internet: 2.7%
9,700	@	Blue Coat Systems, Inc.	356,281
12,000	@	Knot, Inc.	258,360
13,800	@	Perficient, Inc.	272,964
9,900	@	Secure Computing Corp.	76,230
500	@	Sourcefire, Inc.	8,815
			972,650
		Iron/Steel: 2.0%
16,400		Steel Dynamics, Inc.	708,480
			708,480
		Lodging: 2.5%
14,700	@@	Orient-Express Hotels Ltd.	879,354
			879,354
		Machinery — Diversified: 2.5%
15,700		Cognex Corp.	340,219
4,200	@	Middleby Corp.	553,728
			893,947
		Miscellaneous Manufacturing: 1.4%
11,000	@	ESCO Technologies, Inc.	493,020
			493,020
		Oil & Gas: 4.4%
34,300	@	EXCO Resources, Inc.	568,694
10,500		Patterson-UTI Energy, Inc.	235,620
38,415	@	PetroHawk Energy Corp.	505,926
6,700	@	Quicksilver Resources, Inc.	266,459
			1,576,699
		Oil & Gas Services: 3.3%
4,000	@, @@	Core Laboratories NV	335,320
34,300	@	Tetra Technologies, Inc.	847,553
			1,182,873
		Pharmaceuticals: 4.7%
11,600	@	BioMarin Pharmaceuticals, Inc.	200,216
7,200	@	Cubist Pharmaceuticals, Inc.	158,904
13,900	@	Emergent Biosolutions, Inc.	186,538
16,400	@	Isis Pharmaceuticals, Inc.	152,028
10,800	@	Nuvelo, Inc.	39,744
12,000	@	Penwest Pharmaceuticals Co.	120,960
12,200	@	Renovis, Inc.	42,700
21,400	@	VCA Antech, Inc.	777,034
			1,678,124
		Real Estate Investment Trusts: 2.0%
8,700		BioMed Realty Trust, Inc.	228,810
11,800		Ventas, Inc.	497,134
			725,944
		Retail: 9.4%
6,214	@	Buffalo Wild Wings, Inc.	395,832
15,200	@	California Pizza Kitchen, Inc.	499,928
10,400	@	Childrens Place Retail Stores, Inc.	579,904
23,300		Christopher & Banks Corp.	453,651
31,500		CKE Restaurants, Inc.	594,090
4,400	@	DSW, Inc.	185,724
5,300	@	Guitar Center, Inc.	239,136
11,300	@	Tween Brands, Inc.	403,636
			3,351,901
		Semiconductors: 8.4%
10,600	@	Diodes, Inc.	369,410
13,700	@	Exar Corp.	181,388
8,600	@	Hittite Microwave Corp.	345,462
1,500	@, @@	Mellanox Technologies Ltd.	21,825
26,100	@	Microsemi Corp.	543,141
13,600	@	Photronics, Inc.	211,480
10,700	@	Power Integrations, Inc.	242,355
19,500	@	Rudolph Technologies, Inc.	340,080
14,300	@	Silicon Image, Inc.	116,688
10,900	@	Standard Microsystems Corp.	332,886
34,900	@	Syntax-Brillian Corp.	293,160
			2,997,875
		Software: 5.7%
2,500	@	DivX, Inc.	50,100
1,900	@	Glu Mobile, Inc.	19,000
4,400	@	Neoware, Inc.	44,308
41,300	@	Nuance Communications, Inc.	632,303
17,200	@	Omnicell, Inc.	359,824
12,371	@	Phase Forward, Inc.	162,431

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Small Cap Growth Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Software (continued)
13,600	@	Progress Software Corp.	$424,320
10,556	@	Verint Systems, Inc.	339,375
			2,031,661
		Telecommunications: 3.1%
6,000	@	BigBand Networks, Inc.	108,060
7,300	@	NeuStar, Inc.	207,612
21,400	@, @@	Nice Systems Ltd. ADR	728,028
3,400	@	OpNext, Inc.	50,286
			1,093,986
		Transportation: 4.5%
19,900	@	HUB Group, Inc.	576,901
14,600		Landstar System, Inc.	669,264
14,200	@@	UTI Worldwide, Inc.	349,036
			1,595,201
		Total Common Stock
		(Cost $33,228,132)	35,180,160
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
600		iShares Russell 2000 Index Fund	47,706

		Total Exchange-Traded Funds
		(Cost $48,131)	47,706
		Total Long-Term Investments
		(Cost $33,276,263)	35,227,866

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.1%
	U.S. Government Agency Obligations: 10.1%
$3,610,000	Federal Home Loan Bank, 4.750%, due 04/02/07		$3,609,047
	Total Short-Term Investments
	(Cost $3,609,047)		3,609,047
	Total Investments in Securities
	(Cost $36,885,310)*	108.6%	$38,836,913
	Other Assets and Liabilities — Net	(8.6)	(3,065,396)
	Net Assets	100.0%	$35,771,517

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $37,481,079 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,764,750
	Gross Unrealized Depreciation	(1,408,916)
	Net Unrealized Appreciation	$1,355,834

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Aerospace/Defense: 0.1%
9,900		L-3 Communications Holdings, Inc.	$865,953
			865,953
		Agriculture: 1.7%
209,300	L	Altria Group, Inc.	18,378,633
			18,378,633
		Airlines: 0.4%
267,300	L	Southwest Airlines Co.	3,929,310
			3,929,310
		Banks: 10.0%
663,400		Bank of America Corp.	33,846,668
370,300		Bank of New York Co., Inc.	15,015,665
37,500	@@, L	Barclays PLC ADR	2,135,250
113,600	L	PNC Financial Services Group, Inc.	8,175,792
39,520		SunTrust Banks, Inc.	3,281,741
145,100		US Bancorp.	5,074,147
497,700	L	Wachovia Corp.	27,398,385
442,100	L	Wells Fargo & Co.	15,221,503
			110,149,151
		Beverages: 3.3%
146,000		Anheuser-Busch Cos., Inc.	7,367,160
613,800		Coca-Cola Co.	29,462,400
			36,829,560
		Chemicals: 3.2%
551,300	L	EI DuPont de Nemours & Co.	27,250,759
161,000	L	Rohm & Haas Co.	8,326,920
			35,577,679
		Commercial Services: 0.4%
178,300	L	Western Union Co.	3,913,685
			3,913,685
		Computers: 2.4%
563,100	@	Dell, Inc.	13,069,551
115,400		Hewlett-Packard Co.	4,632,156
93,500	L	International Business Machines Corp.	8,813,310
			26,515,017
		Diversified Financial Services: 8.8%
816,300	L	Citigroup, Inc.	41,908,842
91,400		Fannie Mae	4,988,612
385,700	L	Freddie Mac	22,945,293
288,400		JP Morgan Chase & Co.	13,952,792
155,300	L	Merrill Lynch & Co., Inc.	12,683,351
			96,478,890
		Electric: 0.2%
54,450		American Electric Power Co., Inc.	2,654,438
			2,654,438
		Electronics: 0.1%
63,080	@, @@, L	Flextronics International Ltd.	690,095
33,950	@, L	Kemet Corp.	259,718
			949,813
		Food: 5.0%
397,700	@@, L	Cadbury Schweppes PLC ADR	20,429,849
394,900	L	Kraft Foods, Inc.	12,502,534
769,200	@@	Unilever NV ADR	22,476,024
			55,408,407
		Forest Products & Paper: 3.3%
986,077	L	International Paper Co.	35,893,200
			35,893,200
		Healthcare — Products: 0.7%
539,400	@, L	Boston Scientific Corp.	7,842,876
			7,842,876
		Household Products/Wares: 2.0%
317,100		Kimberly-Clark Corp.	21,718,179
			21,718,179
		Insurance: 6.5%
126,600	L	Aflac, Inc.	5,957,796
160,000		American International Group, Inc.	10,755,200
1,520	@, L	Berkshire Hathaway, Inc.	5,532,800
406,360	L	Chubb Corp.	20,996,621
100,800		Genworth Financial, Inc.	3,521,952
44,100		Hartford Financial Services Group, Inc.	4,215,078
131,500	L	Metlife, Inc.	8,304,225
71,370		Torchmark Corp.	4,681,158
149,405		Travelers Cos, Inc.	7,734,697
			71,699,527

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 1.5%
477,175	@	Liberty Media Holding Corp. - Interactive	$11,366,309
178,100	@	McAfee, Inc.	5,179,148
			16,545,457
		Machinery — Diversified: 0.0%
21,970	L	Cognex Corp.	476,090
			476,090
		Media: 9.4%
174,199		Clear Channel Communications, Inc.	6,103,933
898,000	@, L	Comcast Corp.	23,303,100
82,800		Gannett Co., Inc.	4,660,812
104,235	@, L	Liberty Media Holding Corp.	11,527,349
449,200	L	News Corp., Inc. - Class B	10,991,924
1,168,000	L	Time Warner, Inc.	23,032,960
549,150	@, L	Viacom - Class B	22,575,557
28,440		Walt Disney Co.	979,189
			103,174,824
		Mining: 2.3%
746,100	L	Alcoa, Inc.	25,292,790
			25,292,790
		Miscellaneous Manufacturing: 1.0%
327,000		General Electric Co.	11,562,720
			11,562,720
		Pharmaceuticals: 17.6%
287,200		Abbott Laboratories	16,025,760
1,030,000		Bristol-Myers Squibb Co.	28,592,800
160,850		Cardinal Health, Inc.	11,734,008
397,000	L	Eli Lilly & Co.	21,322,870
444,100	@@, L	GlaxoSmithKline PLC ADR	24,540,966
738,400	L	Pfizer, Inc.	18,651,984
194,400	@@	Roche Holding AG ADR	17,118,281
180,500	@@, L	Sanofi-Aventis ADR	7,853,555
847,300		Schering-Plough Corp.	21,614,623
508,500	L	Wyeth	25,440,255
			192,895,102
		Retail: 4.5%
452,900	L	CVS Corp.	15,462,006
101,500		Home Depot, Inc.	3,729,110
141,800		Lowe’s Cos., Inc.	4,465,282
542,000		Wal-Mart Stores, Inc.	25,446,900
			49,103,298
		Semiconductors: 1.6%
448,980		Intel Corp.	8,588,987
64,200	L	KLA-Tencor Corp.	3,423,144
178,200	L	Texas Instruments, Inc.	5,363,820
			17,375,951
		Software: 0.8%
121,200		First Data Corp.	3,260,280
205,400		Microsoft Corp.	5,724,498
			8,984,778
		Telecommunications: 5.8%
497,000		AT&T, Inc.	19,596,710
116,400	@	Cisco Systems, Inc.	2,971,692
233,600		Sprint Nextel Corp.	4,429,056
93,277	@@, L	Telefonaktiebolaget LM Ericsson ADR	3,459,644
864,100		Verizon Communications, Inc.	32,766,672
			63,223,774
		Total Common Stock
		(Cost $912,623,117)	1,017,439,102

Principal Amount			Value
SHORT-TERM INVESTMENTS: 25.7%
	U.S. Government Agency Obligations: 6.9%
$75,600,000	Federal Home Loan Bank, 5.000%, due 04/02/07		$75,579,000
	Total U.S. Government Agency Obligations
	(Cost $75,579,000)		75,579,000
	Securities Lending Collateral**: 18.8%
206,848,118	The Bank of New York Institutional Cash Reserves Fund		206,848,118
	Total Securities Lending Collateral
	(Cost $206,848,118)		206,848,118
	Total Short-Term Investments
	(Cost $282,427,118)		282,427,118
	Total Investments in Securities
	(Cost $1,195,050,235)*	118.3%	$1,299,866,220
	Other Assets and Liabilities — Net	(18.3)	(201,357,017)
	Net Assets	100.0%	$1,098,509,203

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2007 (Unaudited) (continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2007.
*	Cost for federal income tax purposes is $1,197,004,242 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$115,372,924
	Gross Unrealized Depreciation	(12,510,946)
	Net Unrealized Appreciation	$102,861,978

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 60.2%
		Aerospace/Defense: 1.1%
43,640		Northrop Grumman Corp.	$3,238,961
146,280		Raytheon Co.	7,673,849
			10,912,810
		Agriculture: 1.0%
118,710		Altria Group, Inc.	10,423,925
			10,423,925
		Auto Manufacturers: 0.8%
418,000	@	Ford Motor Co.	3,298,020
132,330	@@	Honda Motor Co., Ltd. ADR	4,614,347
			7,912,367
		Banks: 2.0%
159,286		Bank of America Corp.	8,126,772
140,680		Fifth Third Bancorp.	5,442,909
86,520		PNC Financial Services Group, Inc.	6,226,844
			19,796,525
		Beverages: 1.0%
211,360		Coca-Cola Co.	10,145,280
			10,145,280
		Chemicals: 2.8%
322,740	@@	Bayer AG ADR	20,645,678
145,390		EI DuPont de Nemours & Co.	7,186,628
			27,832,306
		Commercial Services: 0.1%
42,850		H&R Block, Inc.	901,564
			901,564
		Computers: 0.2%
57,736		Hewlett-Packard Co.	2,317,523
			2,317,523
		Cosmetics/Personal Care: 0.7%
109,740		Procter & Gamble Co.	6,931,178
			6,931,178
		Diversified Financial Services: 7.8%
504,130		Charles Schwab Corp.	9,220,538
381,330		Citigroup, Inc.	19,577,482
220,750		Freddie Mac	13,132,418
7,010		Goldman Sachs Group, Inc.	1,448,476
467,192		JP Morgan Chase & Co.	22,602,749
144,370		Merrill Lynch & Co., Inc.	11,790,698
			77,772,361
		Electric: 2.9%
158,870		American Electric Power Co., Inc.	7,744,913
11,000	C	CenterPoint Energy Resources Corp.	410,564
122,075		Entergy Corp.	12,808,109
126,230		FirstEnergy Corp.	8,361,475
			29,325,061
		Electronics: 0.3%
86,550		Applera Corp. - Applied Biosystems Group	2,559,284
			2,559,284
		Food: 2.6%
172,000	@@	Cadbury Schweppes PLC ADR	8,835,640
95,300		ConAgra Foods, Inc.	2,373,923
133,850		Kraft Foods, Inc.	4,237,691
44,050		Supervalu, Inc.	1,721,034
302,500	@@	Unilever NV ADR	8,839,050
			26,007,338
		Healthcare — Products: 0.4%
267,100	@	Boston Scientific Corp.	3,883,634
			3,883,634
		Household Products/Wares: 0.3%
47,000		Kimberly-Clark Corp.	3,219,030
			3,219,030
		Insurance: 5.6%
153,360	@@	Aegon NV ADR	3,057,998
180,744		Chubb Corp.	9,339,042
39,080		Cigna Corp.	5,575,153
69,180		Hartford Financial Services Group, Inc.	6,612,224
488,900		Marsh & McLennan Cos., Inc.	14,319,881
223,241		Travelers Cos, Inc.	11,557,187
73,400	@@	XL Capital Ltd. - Class A	5,135,064
			55,596,549

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Internet: 2.0%
100,300	@	Amazon.com, Inc.	$3,990,937
523,523	@	Symantec Corp.	9,056,948
224,570	@	Yahoo!, Inc.	7,026,795
			20,074,680
		Media: 3.4%
71,969		Clear Channel Communications, Inc.	2,521,794
164,175	@	Comcast Corp.	4,260,341
773,480		Time Warner, Inc.	15,253,026
291,295	@	Viacom - Class B	11,975,137
			34,010,298
		Mining: 0.7%
169,050		Newmont Mining Corp.	7,098,410
			7,098,410
		Miscellaneous Manufacturing: 4.2%
456,140		General Electric Co.	16,129,110
38,980	@@	Ingersoll-Rand Co.	1,690,563
109,330	@@	Siemens AG ADR	11,720,176
387,700	@@	Tyco International Ltd.	12,231,935
			41,771,784
		Oil & Gas: 2.8%
144,910		ConocoPhillips	9,904,599
84,560		ExxonMobil Corp.	6,380,052
42,170		Occidental Petroleum Corp.	2,079,403
150,460	@@	Royal Dutch Shell PLC ADR	9,975,498
			28,339,552
		Oil & Gas Services: 0.8%
109,820		Schlumberger Ltd.	7,588,562
			7,588,562
		Pharmaceuticals: 9.5%
282,800		Abbott Laboratories	15,780,240
468,330		Bristol-Myers Squibb Co.	13,000,841
247,590		Eli Lilly & Co.	13,298,059
80,880	@@	GlaxoSmithKline PLC ADR	4,469,429
318,190		Pfizer, Inc.	8,037,479
123,300	@@	Roche Holding AG ADR	10,857,428
56,840	@@	Sanofi-Aventis ADR	2,473,108
670,210		Schering-Plough Corp.	17,097,051
205,930		Wyeth	10,302,678
			95,316,313
		Pipelines: 0.3%
74		Dynegy, Inc.	685
114,980		Williams Cos., Inc.	3,272,331
			3,273,016
		Retail: 2.4%
178,940		Home Depot, Inc.	6,574,256
80,880		McDonald’s Corp.	3,643,644
62,090	@	Office Depot, Inc.	2,181,843
189,200	@	Rite Aid Corp.	1,091,684
225,720		Wal-Mart Stores, Inc.	10,597,554
			24,088,981
		Semiconductors: 0.8%
209,147		Intel Corp.	4,000,982
335,048	@	Micron Technology, Inc.	4,047,380
			8,048,362
		Telecommunications: 3.7%
421,300	@@	Alcatel SA ADR	4,979,766
63,826		Embarq Corp.	3,596,595
184,730	@@	France Telecom SA ADR	4,876,872
473,427		Sprint Nextel Corp.	8,976,176
397,456		Verizon Communications, Inc.	15,071,532
			37,500,941
		Total Common Stock
		(Cost $ 505,450,482 )	602,647,634
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
255,500		iShares MSCI Japan Index Fund	3,722,635

		Total Exchange-Traded Funds
		(Cost $ 3,728,108 )	3,722,635
PREFERRED STOCK: 4.2%
		Advertising: 0.1%
900	#, P	Interpublic Group of Cos., Inc.	1,017,000
			1,017,000
		Auto Manufacturers: 0.3%
97,800	P	Ford Motor Co. Capital Trust II	3,497,328
			3,497,328

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services: 0.1%
25,281	P	United Rentals Trust I	$1,245,089
			1,245,089
		Diversified Financial Services: 0.1%
24,600	@@	Lazard Ltd.	1,075,512
			1,075,512
		Healthcare — Services: 0.2%
1,600	#	Healthsouth Corp.	1,608,400
			1,608,400
		Housewares: 0.3%
73,100	P	Newell Financial Trust I	3,591,038
			3,591,038
		Insurance: 0.5%
56,850		Conseco, Inc.	1,345,071
83,650	P	Travelers Property Casualty Corp.	2,131,402
53,600	@@	XL Capital Ltd.	1,392,528
			4,869,001
		Media: 0.2%
27,920	P	Tribune Co.	1,891,580
			1,891,580
		Pharmaceuticals: 0.5%
89,650		Schering-Plough Corp.	5,275,903
			5,275,903
		Pipelines: 0.7%
1,900		El Paso Corp.	2,413,713
105,000	P	El Paso Energy Capital Trust I	4,200,000
			6,613,713
		Savings & Loans: 0.1%
13,600		Sovereign Capital Trust	676,600
			676,600
		Sovereign: 0.5%
50	P	Fannie Mae	5,027,544
			5,027,544
		Telecommunications: 0.6%
6,000	P	Lucent Technologies Capital Trust I	6,227,250
			6,227,250
		Total Preferred Stock
		(Cost $ 40,246,229 )	42,615,958

Principal Amount			Value
CONVERTIBLE BONDS: 12.5%
		Aerospace/Defense: 0.4%
$4,225,000	C	L-3 Communications Corp., 3.000%, due 08/01/35	$4,531,313
			4,531,313
		Auto Manufacturers: 0.3%
2,598,000	C	Ford Motor Co., 4.250%, due 12/15/36	2,877,285
			2,877,285
		Biotechnology: 0.9%
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	3,801,000
1,598,000	#	Charles River Laboratories International, Inc., 2.250%, due 06/15/13	1,805,740
3,550,000	C	Invitrogen Corp., 1.500%, due 02/15/24	3,181,688
			8,788,428
		Computers: 0.8%
3,150,000	C	Electronic Data Systems Corp., 3.875%, due 07/15/23	3,331,125
3,959,000	#	EMC Corp., 1.750%, due 12/01/11	4,270,771
			7,601,896
		Diversified Financial Services: 1.8%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,775,292
3,970,000	#, C	Goldman Sachs Group, Inc., 2.000%, due 06/29/13	4,039,356
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,831,200
			17,645,848
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,107,304
			1,107,304
		Food: 1.1%
10,800,000	C	General Mills, Inc., 1.770%, due 10/28/22	8,221,500
7,100,000	C	Supervalu, Inc., 3.940%, due 11/02/31	2,742,375
			10,963,875
		Healthcare — Products: 1.0%
1,300,000	C	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	1,301,625
3,104,000	#, C	Beckman Coulter, Inc., 2.500%, due 12/15/36	3,282,480
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,326,150
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,969,900
			9,880,155
		Healthcare — Services: 0.7%
2,600,000	C	Health Management Associates, Inc., 1.500%, due 08/01/23	2,814,500
125,000	C	Manor Care, Inc., 2.125%, due 08/01/35	159,375

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Healthcare — Services (continued)
$3,013,000	#, C	Manor Care, Inc., 2.125%, due 08/01/35	$3,841,575
			6,815,450
		Insurance: 0.2%
2,035,000	C	Conseco, Inc., 3.500%, due 09/30/35	1,951,056
			1,951,056
		Internet: 0.9%
5,740,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	5,725,650
2,647,000	#	Symantec Corp., 0.750%, due 06/15/11	2,848,834
278,000	#	Symantec Corp., 1.000%, due 06/15/13	298,850
			8,873,334
		Media: 0.1%
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,580,681
			1,580,681
		Miscellaneous Manufacturing: 0.6%
3,750,000	C	3M Co., 2.400%, due 11/21/32	3,389,063
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,710,125
			6,099,188
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,950,750
			2,950,750
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,984,000
4,005,000	@@, C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	3,914,888
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,292,500
			10,191,388
		Retail: 0.1%
1,050,000	C	Best Buy Co., Inc., 2.250%, due 01/15/22	1,181,250
			1,181,250
		Semiconductors: 0.5%
803,000		Intel Corp., 2.950%, due 12/15/35	698,610
1,947,000	#	Intel Corp., 2.950%, due 12/15/35	1,693,890
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,210,760
			4,603,260
		Telecommunications: 1.7%
2,000,000	#, C	JDS Uniphase Corp., 1.000%, due 05/15/26	1,690,000
2,600,000	C	JDS Uniphase Corp., 2.210%, due 11/15/10	2,401,750
2,100,000		Juniper Networks, Inc., Discount Note, due 06/15/08	2,325,750
2,200,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	2,469,500
800,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	1,048,000
2,400,000		Level 3 Communications, Inc., 6.000%, due 03/15/10	2,316,000
5,006,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	4,968,455
			17,219,455
		Total Convertible Bonds
		(Cost $ 121,370,416 )	124,861,916
CORPORATE BONDS/NOTES: 6.0%
		Aerospace/Defense: 0.0%
255,000	C	Raytheon Co., 6.150%, due 11/01/08	259,404
			259,404
		Airlines: 0.1%
453,040		America West Airlines, Inc., 7.100%, due 04/02/21	481,638
			481,638
		Auto Manufacturers: 0.0%
325,000		DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	352,074
			352,074
		Banks: 1.0%
425,000		Bank of New York, 3.800%, due 02/01/08	419,950
75,000		Bank of New York, 5.200%, due 07/01/07	74,994
175,000		Bank One Corp., 6.000%, due 02/17/09	177,563
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	741,224
320,000		Popular North America, Inc., 5.650%, due 04/15/09	322,092
125,000		Sovereign Bank, 4.000%, due 02/01/08	123,615
905,000	@@, #	Unicredit Luxembourg Finance SA, 5.410%, due 10/24/08	905,548
5,048,000	#, C	US Bancorp., 3.610%, due 02/06/37	5,019,731
745,000	C	USB Capital IX, 6.189%, due 03/29/49	764,558
1,535,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,554,663
			10,103,938
		Beverages: 0.1%
485,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	466,130
445,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	438,386
			904,516
		Chemicals: 0.0%
315,000	C	ICI Wilmington, Inc., 4.375%, due 12/01/08	310,467
			310,467
		Computers: 0.1%
430,000	C	Hewlett-Packard Co., 5.485%, due 05/22/09	430,619
			430,619

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services: 1.6%
$1,100,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	$1,149,328
705,000		American General Finance Corp., 4.625%, due 05/15/09	696,470
50,000		American General Finance Corp., 4.625%, due 09/01/10	49,096
200,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	202,212
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	682,878
100,000		CIT Group, Inc., 3.650%, due 11/23/07	98,937
305,000		CIT Group, Inc., 4.750%, due 08/15/08	303,115
100,000		CIT Group, Inc., 7.375%, due 04/02/07	100,010
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	630,509
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	616,858
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	242,892
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,724,875
125,000		Household Finance Corp., 4.125%, due 12/15/08	122,857
75,000		Household Finance Corp., 6.375%, due 10/15/11	78,257
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	156,298
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	151,981
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	817,156
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	54,238
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	81,219
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	447,308
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	396,312
650,000		MBNA Corp., 5.790%, due 05/05/08	653,284
630,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	615,271
910,000	C	Residential Capital Corp., 6.375%, due 06/30/10	910,412
765,000	C	Residential Capital, LLC, 6.500%, due 04/17/13	758,670
475,000		SLM Corp., 4.000%, due 01/15/10	462,579
215,000		Textron Financial Corp., 4.125%, due 03/03/08	212,976
480,000		Textron Financial Corp., 5.125%, due 02/03/11	480,298
355,000	@@, #, C	Two-Rock Pass-Through Trust, 6.300%, due 02/11/50	349,711
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	680,937
			15,926,944
		Electric: 0.6%
435,000		Ameren Corp., 4.263%, due 05/15/07	434,361
500,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	505,095
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	479,749
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	106,217
215,000	C	Consumers Energy Co., 4.800%, due 02/17/09	213,124
190,000	C	Detroit Edison Co., 6.125%, due 10/01/10	195,948
370,000	C	Duquesne Light Co., 5.700%, due 05/15/14	376,351
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	240,195
170,000	C	Entergy Gulf States, Inc., 5.760%, due 12/01/09	169,908
235,000	C	Nisource Finance Corp., 5.930%, due 11/23/09	235,406
470,000	C	Ohio Power Co., 6.000%, due 06/01/16	488,232
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,798,755
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	296,549
			5,539,890
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	364,715
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	276,255
			640,970
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	159,692
			159,692
		Food: 0.1%
205,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	218,880
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	231,972
430,000	C	Fred Meyer, Inc., 7.450%, due 03/01/08	438,279
515,000	C	Sara Lee Corp., 6.125%, due 11/01/32	477,483
			1,366,614
		Gas: 0.0%
300,000		Sempra Energy, 4.621%, due 05/17/07	299,688
			299,688
		Healthcare — Services: 0.1%
235,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	230,433
335,000		UnitedHealth Group, Inc., 5.428%, due 03/02/09	335,112
430,000		WellPoint, Inc., 3.750%, due 12/14/07	425,274
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	93,118
			1,083,937
		Insurance: 0.2%
540,000	@@, #, C	Catlin Insurance Co., Ltd., 7.249%, due 12/29/49	537,096
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	268,232
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	260,119
205,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	217,306
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	368,488
490,000		St. Paul Travelers Cos., Inc., 5.010%, due 08/16/07	489,171
			2,140,412
		Lodging: 0.0%
340,000	#, C	Hyatt Equities, LLC, 6.875%, due 06/15/07	340,598
			340,598

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		Media: 0.2%
$755,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	$795,716
835,000		Time Warner, Inc., 5.590%, due 11/13/09	836,905
440,000	C	Viacom, Inc., 6.875%, due 04/30/36	444,910
			2,077,531
		Oil & Gas: 0.0%
350,000	C	Valero Energy Corp., 3.500%, due 04/01/09	339,612
			339,612
		Pharmaceuticals: 0.4%
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,428,063
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	189,664
			3,617,727
		Pipelines: 0.1%
135,000	C	CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	134,515
175,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	182,070
435,000	C	Plains All American Pipeline LP, 6.700%, due 05/15/36	446,553
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	240,498
			1,003,636
		Real Estate: 0.1%
575,000	@@	Brookfield Asset Management, Inc., 7.125%, due 06/15/12	616,302
651,672	#	World Financial Properties, 6.910%, due 09/01/13	684,610
			1,300,912
		Real Estate Investment Trusts: 0.1%
665,000		iStar Financial, Inc., 5.690%, due 03/09/10	665,811
			665,811
		Retail: 0.2%
130,000	C	CVS Corp., 5.750%, due 08/15/11	132,522
751,161	#, C	CVS Lease Pass-Through, 6.036%, due 12/10/28	762,042
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	10,130
220,000	C	Home Depot, Inc., 5.475%, due 12/16/09	220,409
460,000	C	May Department Stores Co., 6.700%, due 07/15/34	455,107
270,000	C	Yum! Brands, Inc., 8.875%, due 04/15/11	303,415
			1,883,625
		Savings & Loans: 0.2%
830,000		Sovereign Bancorp., Inc., Discount Note, due 03/23/10	830,261
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	224,814
300,000	#, C	Washington Mutual Preferred Funding II, 6.665%, due 12/29/49	294,942
430,000		Washington Mutual, Inc., 8.250%, due 04/01/10	464,853
			1,814,870
		Telecommunications: 0.5%
2,100,000	@@, C	Amdocs Ltd., 0.500%, due 03/15/24	2,115,750
35,000	C	AT&T Corp., 8.000%, due 11/15/31	43,383
480,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	625,670
270,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	266,605
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	218,819
630,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	609,057
55,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	54,179
515,000	@@, C	Telefonica Europe BV, 8.250%, due 09/15/30	618,716
410,000	@@	Vodafone Group PLC, 5.454%, due 12/28/07	410,292
			4,962,471
		Textiles: 0.0%
272,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	288,464
			288,464
		Transportation: 0.2%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	476,914
250,000		Fedex Corp., 2.650%, due 04/01/07	249,981
140,000		Norfolk Southern Corp., 7.350%, due 05/15/07	140,238
585,000		Union Pacific Corp., 6.625%, due 02/01/08	591,107
			1,458,240
		Total Corporate Bonds/Notes
		(Cost $ 59,789,382 )	59,754,300
U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury Bonds: 7.0%
3,250,000		4.000%, due 02/15/14	3,136,253
27,140,000		4.250%, due 08/15/13	26,685,215
4,500,000		4.250%, due 11/15/13	4,416,858
3,525,000		4.250%, due 11/15/14	3,442,385
475,000		5.500%, due 08/15/28	511,034
3,310,000		6.125%, due 08/15/29	3,850,722
1,325,000		6.250%, due 05/15/30	1,570,230
1,410,000		6.375%, due 08/15/27	1,670,410
320,000		6.500%, due 11/15/26	382,850
4,425,000		7.625%, due 02/15/25	5,833,398
2,060,000		8.125%, due 08/15/19	2,690,875
7,300,000		8.125%, due 08/15/21	9,716,986
1,925,000		8.750%, due 08/15/20	2,655,449

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
		U.S. Treasury Bonds (continued)
$2,200,000		9.000%, due 11/15/18	$3,023,625
			69,586,290
		U.S. Treasury Notes: 4.9%
2,000,000		3.250%, due 01/15/09	1,952,580
9,975,000		4.500%, due 02/28/11	9,964,486
3,075,000		4.625%, due 03/31/08	3,067,795
9,875,000		4.875%, due 05/31/08	9,882,722
19,500,000		4.875%, due 05/15/09	19,611,228
5,000,000		5.125%, due 06/30/08	5,019,535
			49,498,346
		U.S. Treasury STRIP: 0.1%
3,100,000	^	7.940%, due 05/15/25	1,260,193
			1,260,193
		Total U.S. Treasury Obligations
		(Cost $ 120,538,021 )	120,344,829
ASSET-BACKED SECURITIES: 2.6%
		Automobile Asset-Backed Securities: 1.7%
1,064,240	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	1,059,663
1,350,000	C	Capital Auto Receivables Asset Trust, 4.980%, due 05/15/11	1,346,836
400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	399,367
1,550,000	#, C	Capital Auto Receivables Asset Trust, 5.310%, due 10/20/09	1,551,696
700,000	C	Capital One Auto Finance Trust, 5.070%, due 07/15/11	698,469
609,935	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	606,863
212,201	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	211,473
650,000	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	649,238
1,225,000	C	Ford Credit Auto Owner Trust, 5.260%, due 10/15/10	1,228,378
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,151,430
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	814,206
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	992,340
600,000	#, C	Hertz Vehicle Financing, LLC, 4.930%, due 02/25/10	598,527
193,985	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	193,083
800,000	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	798,250
1,084,848	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	1,079,278
932,963	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	927,235
131,800	C	USAA Auto Owner Trust, 3.160%, due 02/17/09	131,269
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	674,182
524,167	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	521,379
152,190	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08	151,773
463,282	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	460,580
825,000	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	822,807
58,998	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08	58,911
			17,127,233
		Credit Card Asset-Backed Securities: 0.2%
1,175,000		Citibank Credit Card Issuance Trust, 5.345%, due 03/22/12	1,174,266
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09	1,199,490
			2,373,756
		Other Asset-Backed Securities: 0.7%
505,549	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09	503,182
1,125,000	C	Caterpillar Financial Asset Trust, 5.570%, due 05/25/10	1,127,988
110,896	C	CIT Equipment Collateral, 3.500%, due 09/20/08	110,033
750,000	C	CIT Equipment Collateral, 5.070%, due 02/20/10	747,773
263,574	C	CNH Equipment Trust, 4.020%, due 04/15/09	262,316
1,484,431	C	CNH Equipment Trust, 4.550%, due 01/15/10	1,473,576
600,000	C	CNH Equipment Trust, 5.200%, due 06/15/10	599,156
906,689	#, C	GE Equipment Small Ticket, LLC, 4.380%, due 07/22/09	901,807
1,000,000	#, C	GE Equipment Small Ticket, LLC, 4.880%, due 10/22/09	997,594
			6,723,425
		Total Asset-Backed Securities
		(Cost $ 26,303,058 )	26,224,414
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
640,000		Residential Capital Corp., 5.840%, due 06/09/08	633,766

		Total Collateralized Mortgage Obligations
		(Cost $ 639,030 )	633,766

		Total Long-Term Investments
		(Cost $878,064,726)	980,805,452
SHORT-TERM INVESTMENTS: 4.8%
		U.S. Government Agency Obligations: 4.8%
48,600,000		Federal Home Loan Bank, 5.000%, due 04/02/07	48,586,500

		Total Short-Term Investments
		(Cost $48,586,500)	48,586,500

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity & Income Portfolio	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $926,651,226)*	102.8%	$1,029,391,952
		Other Assets and Liabilities — Net	(2.8)	(28,198,545)
		Net Assets	100.0%	$1,001,193,407

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $ 931,372,473 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$107,679,331
		Gross Unrealized Depreciation		(9,659,852)
		Net Unrealized Appreciation		$98,019,479

Item 2.	Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007